As filed with the Securities and Exchange Commission on May 30, 2003

                                                              File No. 333-31320
                                                                       811-03488
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
    Pre-Effective Amendment No.                                              [ ]
    Post-Effective Amendment No. 9                                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
    Amendment No. 10                                                         [X]

                        (Check appropriate box or boxes.)

                             ----------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
             (fka, Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)

                         PHOENIX LIFE INSURANCE COMPANY
                (fka, Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                          One American Row, PO Box 5056
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

   It is proposed that this filing will become effective (check appropriate box)

   [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
   [X]  on June 2, 2003 pursuant to paragraph (b) of Rule 485

   [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ]  on pursuant to paragraph (a)(1) of Rule 485

   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------

================================================================================

                                     PART A

                                                                     [VERSION A]

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                          June 2, 2003


    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
    >   Phoenix-Aberdeen International Series
    >   Phoenix-AIM Mid-Cap Equity Series
    >   Phoenix-Alliance/Bernstein Enhanced Index Series
    >   Phoenix-Alliance/Bernstein Growth + Value Series
    >   Phoenix-Duff & Phelps Real Estate Securities Series
    >   Phoenix-Engemann Capital Growth Series
    >   Phoenix-Engemann Small & Mid-Cap Growth Series
    >   Phoenix-Goodwin Money Market Series
    >   Phoenix-Goodwin Multi-Sector Fixed Income Series

    >   Phoenix-Goodwin Multi-Sector Short Term Bond Series

    >   Phoenix-Hollister Value Equity Series
    >   Phoenix-Janus Flexible Income Series
    >   Phoenix-Kayne Large-Cap Core Series
    >   Phoenix-Kayne Small-Cap Quality Value Series
    >   Phoenix-Lazard International Equity Select Series
    >   Phoenix-Lazard Small-Cap Value Series
    >   Phoenix-Lazard U.S. Multi-Cap Series
    >   Phoenix-Lord Abbett Bond-Debenture Series
    >   Phoenix-Lord Abbett Large-Cap Value Series
    >   Phoenix-Lord Abbett Mid-Cap Value Series
    >   Phoenix-MFS Investors Growth Stock Series
    >   Phoenix-MFS Investors Trust Series
    >   Phoenix-MFS Value Series
    >   Phoenix-Northern Dow 30 Series
    >   Phoenix-Northern Nasdaq-100 Index(R) Series
    >   Phoenix-Oakhurst Growth and Income Series
    >   Phoenix-Oakhurst Strategic Allocation Series
    >   Phoenix-Sanford Bernstein Global Value Series
    >   Phoenix-Sanford Bernstein Mid-Cap Value Series
    >   Phoenix-Sanford Bernstein Small-Cap Value Series
    >   Phoenix-Seneca Mid-Cap Growth Series
    >   Phoenix-Seneca Strategic Theme Series
    >   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
    >   AIM V.I. Capital Appreciation Fund
    >   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
    >   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
    >   Federated Fund for U.S. Government Securities II
    >   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
    >   VIP Contrafund(R) Portfolio
    >   VIP Growth Opportunities Portfolio
    >   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
    >   Mutual Shares Securities Fund
    >   Templeton Foreign Securities Fund
    >   Templeton Growth Securities Fund


THE RYDEX VARIABLE TRUST
------------------------
    >   Rydex Variable Trust Juno Fund
    >   Rydex Variable Trust Nova Fund
    >   Rydex Variable Trust Sector Rotation Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
    >   Scudder VIT EAFE(R) Equity Index Fund
    >   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
    >   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
    >   Wanger Foreign Forty
    >   Wanger International Small Cap
    >   Wanger Twenty
    >   Wanger U.S. Smaller Companies


    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated June 2, 2003, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below.


IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT:             [GRAPHIC OF LETTER]   PHOENIX LIFE INSURANCE COMPANY
                                                  ANNUITY OPERATIONS DIVISION
                                                  PO Box 8027
                                                  Boston, MA 02266-8027
                         [GRAPHIC OF TELEPHONE]   TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                                 Page
----------------------------------------------------------------------------
SUMMARY OF EXPENSES...................................................     3
CONTRACT SUMMARY......................................................     6
FINANCIAL HIGHLIGHTS..................................................     7
PERFORMANCE HISTORY...................................................     7
THE VARIABLE ACCUMULATION ANNUITY.....................................     7
PHOENIX AND THE ACCOUNT...............................................     7
INVESTMENTS OF THE ACCOUNT............................................     7
GIA...................................................................     8
PURCHASE OF CONTRACTS.................................................     8
DEDUCTIONS AND CHARGES................................................     9
  Daily Deductions from the Separate Account..........................     9

THE ACCUMULATION PERIOD...............................................    10
  Accumulation Units..................................................    10
  Accumulation Unit Values............................................    10
  Transfers...........................................................    10
  Optional Programs and Benefits......................................    11

  Surrender of Contract; Partial Withdrawals..........................    13
  Lapse of Contract...................................................    14
  Payment Upon Death Before Maturity Date.............................    14
THE ANNUITY PERIOD....................................................    14
  Variable Accumulation Annuity Contracts.............................    14
  Annuity Payment Options.............................................    15
  Other Options and Rates.............................................    16
  Other Conditions....................................................    16
  Payment Upon Death After Maturity Date..............................    17
VARIABLE ACCOUNT VALUATION PROCEDURES.................................    17
   Valuation Date.....................................................    17
   Valuation Period...................................................    17
   Accumulation Unit Value............................................    17
   Net Investment Factor..............................................    17
MISCELLANEOUS PROVISIONS..............................................    17
   Assignment.........................................................    17
   Deferment of Payment...............................................    17
   Free Look Period...................................................    18
   Amendments to Contracts............................................    18
   Substitution of Fund Shares........................................    18
   Ownership of the Contract..........................................    18
FEDERAL INCOME TAXES..................................................    18
   Introduction.......................................................    18
   Income Tax Status..................................................    18
   Taxation of Annuities in General--Non - Qualified Plans............    18

   Additional Considerations..........................................    19
   Diversification Standards..........................................    20
   Taxation of Annuities in General--Qualified Plans..................    21

SALES OF VARIABLE ACCUMULATION CONTRACTS..............................    24
STATE REGULATION......................................................    24
REPORTS...............................................................    24
VOTING RIGHTS.........................................................    24
TEXAS OPTIONAL RETIREMENT PROGRAM.....................................    25
LEGAL MATTERS.........................................................    25
SAI...................................................................    25
APPENDIX A - INVESTMENT OPTIONS.......................................   A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS................................   B-1
APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES.............................   C-1
APPENDIX D - FINANCIAL HIGHLIGHTS.....................................   D-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES
   Deferred Surrender Charge (as a percentage
      of amount surrendered .................................   0%
   Transfer Charge (1)
      Current ...............................................   None
      Maximum ...............................................   $20

This table describes the fees and expenses that you will pay at the time that you purchase the contract, surrender the contract or transfer cash value between the subaccounts. State premium taxes may also be deducted.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
   Maximum (2)...............................................   $35
GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE (3) (as a percentage of the
    guaranteed annuitization value)..........................   .40%
ANNUAL SEPARATE ACCOUNT EXPENSES (as a
    percentage of average account value)
    Mortality and Expense Risk Fee ..........................  1.275%
    Daily Administrative Fee ................................  0.125%
                                                               -----
    Total Annual Separate Account Expenses...................  1.400%
                                                               =====

These tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

                                                  Minimum      Maximum
                                                  -------      -------
Total Annual Fund Operating
Expenses (expenses that are
deducted from the fund assets
include management fees,
12b-1 fees and other expenses)                     0.32%        22.60%

This table shows the minimum and maximum total operating expenses for the year ended 12/31/01, charged by the fund companies that you may pay periodically during the time that you own the contract. More detail concerning the funds' fees and total and net fund operating expenses can be found after the Expense Examples and are contained in the fund prospectuses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXPENSE EXAMPLES

If you surrender or annuitize at the end of the applicable time period or do not surrender your contract, your costs would be:

1 Year              3 Years                5 Years             10 Years
-----------------------------------------------------------------------
$2,205              $5,413                 $7,496               $10,043

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the maximum fund fees and expenses that were charged for the year ended 12/31/02.

The examples assumes that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your actual Your actual costs may be higher or lower based on these assumptions.

--------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.

(2) This charge is deducted on each contract anniversary from the investment options you have selected.
(3) The GMIB is an optional rider. The fee for this rider will be deducted annually on the contract anniversary only if the rider is selected.


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)
------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%

------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond            0.50%(7)        N/A            0.45% (2)               0.95%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% (3)               1.64%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% (4)               1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% (4)               1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% (1)               9.33%(8)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.

(7) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004. The series' other operating expenses have been annualized based on estimated operating expenses for the current fiscal year.
(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%

Phoenix-Goodwin Multi-Sector Short Term Bond  (0.75%)        0.20%   Phoenix-MFS Value                        (1.59%)       1.00%

Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%     Small-Cap Value                        (0.34%)       1.30%
                                                                     Phoenix-State Street Research
                                                                       Small-Cap Growth                       (8.33%)       1.00%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                                       After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)         0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------

Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.17%        1.02%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --             --(10)

----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%          (0.01%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%          (0.02%)         1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%          (0.00%)         1.12%
----------------------------------------------------------------------------------------------------------------------------------

THE RYDEX VARIABLE TRUST FUND
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                       0.90%        N/A        0.85% (9)    1.75%          (0.00%)         1.75%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.97%        1.72%          (0.00%)         1.72%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.79%        1.69%          (0.00%)         1.69%

----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%          (0.27%)         0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%          (0.02%)         0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------

Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --             --(10)

----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)         1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)         1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)         1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.

(9)  Other operating expenses are estimated.
(10) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.



Series                                                  Reimbursements & Waivers             Net Annual Fund Expenses
------                                                  ------------------------             ------------------------
Federated Fund for U.S. Government Securities II               (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares            (0.25%)                                0.77%
VIP Contrafund(R) Portfolio                                    (0.04%)                                0.74%
VIP Growth Opportunities Portfolio                             (0.03%)                                0.77%
VIP Growth Portfolio                                           (0.06%)                                0.71%
Technology Portfolio                                           (0.14%)                                1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

OVERVIEW

    The contract offers a dynamic idea in retirement planning. It's designed to provide you with retirement income at a future date, while allowing maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. For a detailed discussion see the section titled "GIA."

    The contract also provides for the payment of a death benefit upon the death of either the owner or the annuitant anytime before the contract matures.

INVESTMENT FEATURES

FLEXIBLE PAYMENTS

>   You may make payments anytime until the maturity date.

>   You can vary the amount and frequency of your payments.

>   Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION

>   Generally, the minimum initial payment is $20,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE

>   Payments are invested in one or more of the subaccounts and the GIA.

> Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the sections, "GIA" and "The Accumulation Period--Transfers."

> The contract value varies with the investment performance of the funds and is not guaranteed.

> The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS

> You may partially or fully surrender the contract anytime for its contract value less any applicable premium tax.

> Withdrawals may be subject to the 10% penalty tax. See "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT

    The contract provides for payment on the death of the owner or the annuitant at anytime prior to the maturity date. The amount payable differs depending on whether the annuitant or owner/annuitant has reached age 80. See "Payment Upon Death Before Maturity."

DEDUCTIONS AND CHARGES

FROM THE ACCOUNT

> Mortality and expense risk fee--1.275% annually. See "Charges for Mortality and Expense Risks."

> The daily administrative fee--.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS

>   Premium Taxes--taken from the contact value upon annuitization.

    o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax" and Appendix C.

>   Administrative Fee--maximum of $35 each year.

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the fund prospectuses for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

LAPSE

   If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. For more information see the SAI and the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171. Please see Appendix D.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees and mortality and expense risk charges deducted from redemptions after 1 and 5 years. See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by us is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case we will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts or GIA.

PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of Phoenix.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of Phoenix. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see "GIA."

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS

>   The Phoenix Edge Series Fund
>   AIM Variable Insurance Funds
>   The Alger American Fund
>   Federated Insurance Series
>   Fidelity(R) Variable Insurance Products
>   Franklin Templeton Variable Insurance Products Trust

>   The Rydex Variable Trust

>   Scudder Investment VIT Funds
>   The Universal Institutional Funds, Inc.
>   Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on page 1 of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS

    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS

    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------

    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    For contracts issued prior to August 13, 2002, we reserve the right to limit total deposits into the GIA, including transfers, to no more than $250,000 during any one-week period per policy. These contract owners may make transfers into the GIA at any time.

    Subject to state regulatory approval, contracts issued on or after August 13, 2002 will be subject to a maximum GIA percentage which restricts investments in the GIA.

    The maximum GIA percentage will never be less than 25%. Under these contracts, no more than the maximum GIA percentage of each premium payment may be allocated to the GIA. For these contracts, we will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the maximum GIA percentage of contract value.

    In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

>   Year One:     25% of the total value
>   Year Two:     33% of remaining value
>   Year Three:   50% of remaining value
>   Year Four:    100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    Generally, we require minimum initial payments of:

>   Non-qualified plans--$20,000
>   Individual Retirement Annuity (Rollover IRAs only)--$20,000
>   Bank draft program--$500

    o You may authorize your bank to draw $500 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $500. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $500.

>   Qualified plans--$20,000 annually

    o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $20,000 is required.

    Generally, a contract may not be purchased for a proposed annuitant who is 86 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount or GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group

(2) method and frequency of premium payments

(3) amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX

    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium Taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse ourselves only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix C.

MORTALITY AND EXPENSE RISK FEE

    We make a daily deduction from each subaccount for the mortality and expense risk charge. The fee is based on an annual rate of 1.275% and is taken against the net assets of the subaccounts.

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

ADMINISTRATIVE FEE

    We make a daily deduction from the Account value to cover the costs of administration. This fee is based, on an annual rate of .125% and is taken against the net assets of the subaccounts. It compensates Phoenix for administrative expenses that exceed revenues from the Administrative Charge described below. (This fee is not deducted from the GIA.)

ADMINISTRATIVE CHARGE

    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts or GIA in which you have an interest. Any portion of the administrative charge from the GIA cannot exceed $30. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect payment options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES

    We may reduce or eliminate the mortality and expense risk fee and annual administrative charge, credit additional amounts or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with us such as being an employee of the Company or our affiliates and their spouses, or to employees or agents who retire from the Company or our affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES

    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned, unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES

    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS

    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts and the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts and GIA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instruction are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Non-systematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    Because excessive trading can hurt fund performance and harm all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See "Free Look Period." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law, require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

OPTIONAL PROGRAMS AND RIDERS

DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify our Annuity Operations Division in writing to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day. Transfers under this program do not count against any limits on transfers that might otherwise be applicable.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

ASSET REBALANCING PROGRAM

    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis. Transfers under this program do not count against any limits on transfers that might otherwise be applicable.

    Asset Rebalancing does not permit transfers to or from the GIA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

SYSTEMATIC WITHDRAWAL PROGRAM

    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM

    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect.

    We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


REALLOCATION BENEFIT RIDER
    This optional benefit rider provides contract owners with supplemental payments on an amount they transfer out of the GIA into any variable subaccount under the Account. The amount of any supplemental payments we make will be a percentage of the amount transferred out of the GIA as described in the rider. Any supplemental payments we make under this program cannot be forfeited. An owner who elects to transfer an amount out of the GIA to receive a supplemental payment, cannot make any subsequent payments or transfers to the GIA after such transfer. This optional benefit will be a one-time offer and the transfer out of the GIA must occur during the exercise period as described in the rider. We do not charge for this rider.

This benefit will be available only to contract owners with amounts allocated to the GIA on May 15, 2003, and is subject to state insurance department approval.


GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")

    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE

    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=  any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=  any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION

    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE

    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the GIA in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment;
2.  each date we process a transfer;
3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.
4.  each contract anniversary.

RIDER FEE

    The fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER

    This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;
2.  the termination of the contract to which this rider is attached;
3. the date a death benefit becomes payable under the contract to which this rider is attached;
4. the date annuity payments commence under the contract to which this rider is attached; and
5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS

    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
            IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

> The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

> The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

>   The GMIB is irrevocable once elected.

> You may not change any annuitant or joint annuitant while the GMIB is in effect.

> The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

> You should consult with a qualified financial advisor if you are considering the GMIB.

> The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw the contract value in either a lump sum or by multiple scheduled or unscheduled partial withdrawals. A signed written request for withdrawal must be sent to our Annuity Operations

Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Miscellaneous Provisions-Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans; Tax Sheltered Annuities."

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

LAPSE OF CONTRACT

    The contract will terminate and lapse without value, if on any valuation date:

>   the contract value is zero; or

> the annual administrative charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

>   DEATH OF AN OWNER/ANNUITANT
    If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

>   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

>   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
    If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

>   CONTINGENT ANNUITANT CONTRACT CONTINUANCE

    Upon the death of the annuitant who is not the owner, if provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

>   QUALIFIED CONTRACTS
    Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

    Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion).

>   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
    If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT

>   DEATH OF AN OWNER WHO IS THE ANNUITANT
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80, the amount of death benefit payable is equal to the greater of:

    o   100% of payments, less adjusted partial withdrawals;

    o   the contract value on the claim date; or
    o   the annual step-up amount on the claim date.

    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) is equal to the greater of:

    o the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or
    o   the contract value on the claim date.

>   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
    Upon the death of an owner who is not the annuitant, the death proceeds will BE PAID TO THE OWNER'S BENEFICIARY. THE AMOUNT OF DEATH BENEFIT PAYABLE IS equal to the greater of:

    o   100% of payments, less withdrawals; or
    o   the contract value on the Claim Date.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."

THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain (Option I) unless a different annuity option is elected by you. See "Annuity Payment Options." A Variable Payment Life Annuity with 10-Year Period Certain provides monthly payments for the life of the annuitant with 120 payments guaranteed. Should the annuitant die before 120 payments have been made, the remaining guaranteed payments are made to the annuitant's beneficiary. Payment amounts depend upon the performance of the investment options selected as of the maturity date. We do not guarantee a minimum payment.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance and is elected by you in the application. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 90th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity ("TSA"), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Annuities."

ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Annuity with 10-Year Period Certain (Option I) as described below. Upon the death of the annuitant the remaining payments will be made to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment option rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we will apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment option rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed interest rate of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed interest rate. The assumed interest rate and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Annuity with 10-Year Period Certain (see "Option I" below), you may, by written request received by our Annuity Operations Division on or before the maturity date, elect any of the other annuity payment options described below.

    The level of annuity payments payable under the following options is based upon the annuity payment option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed interest rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed interest rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN

    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY

    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY

    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY

    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity payment option has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD

    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT

    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN

    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD

    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY

    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY

    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY

    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES

    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

OTHER CONDITIONS

    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE

    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE

    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT

    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES

    Although infrequent, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, a change in the tax laws, because the shares are no longer available for investment or because of poor performance. In that event, we may seek to substitute or merge the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a competent tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other income tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the income tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." Any supplemental payments made by us under this contract are treated as an increase in the "income in the contract" (gain) for tax purposes. In the case of contracts not meeting the diversification requirements, see "Diversification Standards.

"SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE

    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under certain types of qualified plans there may be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE

    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies us of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES

    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the annuity option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS

    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS

    If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan, and where the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract, will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS

    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

>   55% in any 1 investment
>   70% in any 2 investments
>   80% in any 3 investments
>   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined to retroactively be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.


SUPPLEMENTAL REGULATIONS

    Any supplemental payments made by us pursuant to the Reallocation Benefit Rider under this contract are treated as an increase in the "income on the contract" (gain) for tax purposes.


DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix qualified plan contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Participants under such qualified plans, as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether death benefit options such as those available under the contract comply with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain enhanced death benefits may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of purchase price (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of purchase price (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")

    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value; and (b) 50% of the contract value. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us.

    If a loan repayment is not received by us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS

    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITY

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA.

    Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS

    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The income tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the income tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS

    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments.

STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for our General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------


    Richard J. Wirth, Vice President and Insurance & Investment Products Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


SAI
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

>   Underwriter
>   Performance History
>   Calculation of Yield and Return
>   Calculation of Annuity Payments
>   Experts
>   Separate Account Financial Statements
>   Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
-------------------------------------------------------------------------------


INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------

                                                                                Investment Type

                                              --------------------------------------------------------------------------------------

                                                      Domestic  Domestic  Domestic   Growth         International  Money
             Series                             Bond   Blend     Growth    Value    & Income  Index    Growth      Market Specialty

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                          |X|
Phoenix-AIM Mid-Cap Equity                               |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                       |X|
Phoenix-Alliance/Bernstein Growth + Value                          |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                           |X|
Phoenix-Engemann Capital Growth                          |X|
Phoenix-Engemann Small & Mid-Cap Growth                  |X|
Phoenix-Goodwin Money Market                                                                                        |X|
Phoenix-Goodwin Multi-Sector Fixed Income         |X|

Phoenix-Goodwin Multi-Sector Short Term Bond      |X|

Phoenix-Hollister Value Equity                                               |X|
Phoenix-Janus Flexible Income                     |X|
Phoenix-Kayne Large-Cap Core                             |X|
Phoenix-Kayne Small-Cap Quality Value                                        |X|
Phoenix-Lazard International Equity Select                                                              |X|
Phoenix-Lazard Small-Cap Value                                               |X|
Phoenix-Lazard U.S. Multi-Cap                                                |X|
Phoenix-Lord Abbett Bond-Debenture                |X|
Phoenix-Lord Abbett Large-Cap Value                                          |X|
Phoenix-Lord Abbett Mid-Cap Value                                            |X|
Phoenix-MFS Investors Growth Stock                                 |X|
Phoenix-MFS Investors Trust                                                            |X|
Phoenix-MFS Value                                                            |X|
Phoenix-Northern Dow 30                                                                         |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                            |X|
Phoenix-Oakhurst Growth and Income                                                     |X|
Phoenix-Oakhurst Strategic Allocation                                                  |X|
Phoenix-Sanford Bernstein Global Value                                                                  |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                      |X|
Phoenix-Sanford Bernstein Small-Cap Value                                    |X|
Phoenix-Seneca Mid-Cap Growth                                      |X|
Phoenix-Seneca Strategic Theme                                     |X|
Phoenix-State Street Research Small-Cap Growth                     |X|
AIM V.I. Capital Appreciation Fund                                 |X|
AIM V.I. Premier Equity Fund                             |X|
Alger American Leveraged AllCap Portfolio                          |X|
Federated Fund for U.S. Government Securities II  |X|
Federated High Income Bond Fund II                |X|
VIP Contrafund(R) Portfolio                                        |X|
VIP Growth Opportunities Portfolio                                 |X|
VIP Growth Portfolio                                               |X|
Mutual Shares Securities Fund                                                          |X|
Templeton Foreign Securities Fund                                                                       |X|
Templeton Growth Securities Fund                                                                        |X|

Rydex Variable Trust Juno Fund                                                                                              |X|
Rydex Variable Trust Nova Fund                                                                  |X|
Rydex Variable Trust Sector Rotation                                                                                        |X|
 Fund

Scudder VIT EAFE(R) Equity Index Fund                                                           |X|
Scudder VIT Equity 500 Index Fund                                                               |X|
Technology Portfolio                                               |X|
Wanger Foreign Forty                                                                                    |X|
Wanger International Small Cap                                                                          |X|
Wanger Twenty                                                      |X|
Wanger U.S. Smaller Companies                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                                          Duff &
                                                   Phoenix    Phoenix     Phelps                 Fred        Deutsche     Federated
                                                  Investment  Variable  Investment    AIM        Alger        Asset      Investment
                                                   Counsel,   Advisors, Management  Advisors,  Management,  Management,  Management
              Series                                 Inc.       Inc.        Co.       Inc.        Inc.         Inc.       Company

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                       |X|
Phoenix-Alliance/Bernstein Enhanced Index                        |X|
Phoenix-Alliance/Bernstein Growth + Value                        |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                      |X|
Phoenix-Engemann Small & Mid-Cap Growth              |X|
Phoenix-Goodwin Money Market                         |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|

Phoenix-Goodwin Multi-Sector Short Term Bond         |X|

Phoenix-Hollister Value Equity                       |X|
Phoenix-Janus Flexible Income                                    |X|
Phoenix-Kayne Large-Cap Core                         |X|
Phoenix-Kayne Small-Cap Quality Value                |X|
Phoenix-Lazard International Equity Select                       |X|
Phoenix-Lazard Small-Cap Value                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                    |X|
Phoenix-Lord Abbett Bond-Debenture                               |X|
Phoenix-Lord Abbett Large-Cap Value                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                |X|
Phoenix-MFS Investors Growth Stock                               |X|
Phoenix-MFS Investors Trust                                      |X|
Phoenix-MFS Value                                                |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Oakhurst Growth and Income                   |X|
Phoenix-Oakhurst Strategic Allocation                |X|
Phoenix-Sanford Bernstein Global Value                           |X|
Phoenix-Sanford Bernstein Mid-Cap Value                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                        |X|
Phoenix-Seneca Mid-Cap Growth                        |X|
Phoenix-Seneca Strategic Theme                       |X|
Phoenix-State Street Research Small-Cap Growth                   |X|
AIM V.I. Capital Appreciation Fund                                                     |X|
AIM V.I. Premier Equity Fund                                                           |X|
Alger American Leveraged AllCap Portfolio                                                          |X|
Federated Fund for U.S. Government Securities II                                                                            |X|
Federated High Income Bond Fund II                                                                                          |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

Rydex Variable Trust Juno Fund
Rydex Variable Trust Nova Fund
Rydex Variable Trust Sector Rotation Fund

Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                   Fidelity              Morgan
                                                  Management  Franklin   Stanley                  Templeton   Templeton   Templeton
                                                     and       Mutual   Investment     Rydex       Asset       Global    Investment
                                                   Research   Advisers, Management     Global     Management,  Advisors   Counsel,
              Series                               Company      LLC        Inc.       Advisors      Ltd.       Limited      Inc.

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income

Phoenix-Goodwin Multi-Sector Short Term Bond

Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                          |X|
VIP Growth Opportunities Portfolio                   |X|
VIP Growth Portfolio                                 |X|
Mutual Shares Securities Fund                                    |X|
Templeton Foreign Securities Fund                                                                                           |X|
Templeton Growth Securities Fund                                                                                |X|

Rydex Variable Trust Juno Fund                                                         |X|
Rydex Variable Trust Nova Fund                                                         |X|
Rydex Variable Trust Sector Rotation Fund                                              |X|

Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                        |X|
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                     Wanger
                                                     Asset
                                                    Management,
                                                      L.P.

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income

Phoenix-Goodwin Multi-Sector Short Term Bond

Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

Rydex Variable Trust Juno Fund
Rydex Variable Trust Nova Fund
Rydex Variable Trust Sector Rotation Fund

Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                 |X|
Wanger International Small Cap                       |X|
Wanger Twenty                                        |X|
Wanger U.S. Smaller Companies                        |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                    Kayne
                                                                                                   Anderson
                                                Aberdeen       AIM       Alliance       Janus      Rudnick       Lazard      Lord,
                                                  Fund        Capital     Capital      Capital    Investment     Asset      Abbett
                                                 Managers,  Management,  Management,  Management  Management,  Management   & Co.
                Series                             Inc.        Inc.         L.P.         LLC         LLC          LLC        LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      |X|
Phoenix-AIM Mid-Cap Equity                                      |X|
Phoenix-Alliance/Bernstein Enhanced Index                                  |X|
Phoenix-Alliance/Bernstein Growth + Value                                  |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                            |X|
Phoenix-Kayne Large-Cap Core                                                                         |X|
Phoenix-Kayne Small-Cap Quality Value                                                                |X|
Phoenix-Lazard International Equity Select                                                                       |X|
Phoenix-Lazard Small-Cap Value                                                                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                    |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                          |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                         |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                           |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                      |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
Phoenix-Sanford Bernstein Small-Cap Value                                   |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------



INVESTMENT SUBADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                -----------------------------------------------------------------------------------
                                                                                                      State
                                                              Northern      Roger       Seneca        Street
                                                   MFS         Trust      Engemann &    Capital     Research &
                                                Investment  Investments,  Associates,  Management,  Management
                Series                          Management     Inc.         Inc.          LLC         Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                              |X|
Phoenix-Engemann Small & Mid-Cap Growth                                      |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                  |X|
Phoenix-MFS Investors Trust                         |X|
Phoenix-MFS Value                                   |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                             |X|
Phoenix-Seneca Strategic Theme                                                            |X|
Phoenix-State Street Research Small-Cap Growth                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

     The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: Phoenix Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the step-up amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's schedule page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA. For Tax-sheltered annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any loan debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 90th birthday unless you and we agree otherwise. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

>  Non-qualified plans--$20,000
>  Individual Retirement Annuity (Rollover IRA only)-$20,000
>  Bank draft program--$500
>  Qualified plans--$20,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES QUALIFIED AND NONQUALIFIED ANNUITY
----------------------------------------------------------------------------
CONTRACTS
---------

                                          UPON                  UPON
STATE                                PREMIUM PAYMENT        ANNUITIZATION        NONQUALIFIED        QUALIFIED
-----                                ---------------        -------------        ------------        ---------
California .......................                               X                   2.35%              0.50%
Maine ............................                               X                   2.00
Nevada ...........................                               X                   3.50
South Dakota .....................         X                                         1.25 *
West Virginia ....................                               X                   1.00               1.00
Wyoming ..........................                               X                   1.00
Commonwealth of Puerto Rico ......                               X                   1.00%              1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2003. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

       * South Dakota law provides a lower rate of .8% that applies to premiums received in excess of $500,000. This provision is scheduled to expire on July 1, 2003 but may be extended.

APPENDIX D - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

         Phoenix Life Insurance Company
         Annuity Operations Division
         PO Box 8027
         Boston, MA 02266-8027

                                                    SUBACCOUNT            SUBACCOUNT            UNITS OUTSTANDING
                                                    UNIT VALUE            UNIT VALUE            AT END OF PERIOD
               SUBACCOUNT                       BEGINNING OF PERIOD      END OF PERIOD             (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------

PHOENIX-AIM MID-CAP EQUITY
--------------------------------------------------------------------------------------------------------------------
          From 4/11/02* to 12/31/02                   $1.000                  $0.933                    24

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED
   INDEX (FORMERLY, PHOENIX-J.P.
   MORGAN RESEARCH ENHANCED INDEX)
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.945                  $0.7113                   19
          From 8/31/01* to 12/31/01                   $1.000                  $0.945                     5

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
--------------------------------------------------------------------------------------------------------------------

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $1.032                  $1.139                    23
          From 12/31/01* to 12/31/01                  $1.000                  $1.032                     5

PHOENIX-ENGEMANN CAPITAL GROWTH
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.869                  $0.644                    11
          From 3/23/01* to 12/31/01                   $1.000                  $0.869                    10

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.886                  $0.622                    21
          From 10/2/01* to 12/31/01                   $1.000                  $0.886                     5

PHOENIX-GOODWIN MONEY MARKET
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $1.007                  $1.007                   718
          From 4/29/01* to 12/31/01                   $1.000                  $1.007                 4,139

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $1.021                  $1.108                    33
          From 3/23/01* to 12/31/01                   $1.000                  $1.021                     8

PHOENIX-HOLLISTER VALUE EQUITY
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.851                  $0.655                    89
          From 3/12/01* to 12/31/01                   $1.000                  $0.851                    36

PHOENIX-JANUS FLEXIBLE INCOME
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $1.030                  $1.123                    37
          From 3/23/01* to 12/31/01                   $1.000                  $1.030                    18

PHOENIX-KAYNE LARGE-CAP CORE
--------------------------------------------------------------------------------------------------------------------
          From 10/29/02*  to 12/31/02                 $1.000

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
--------------------------------------------------------------------------------------------------------------------

*Date subaccount began operations.

                                                    SUBACCOUNT            SUBACCOUNT            UNITS OUTSTANDING
                                                    UNIT VALUE            UNIT VALUE            AT END OF PERIOD
               SUBACCOUNT                       BEGINNING OF PERIOD      END OF PERIOD             (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------
PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
--------------------------------------------------------------------------------------------------------------------

PHOENIX-LAZARD SMALL-CAP VALUE
--------------------------------------------------------------------------------------------------------------------

PHOENIX-LAZARD U.S. MULTI-CAP VALUE
--------------------------------------------------------------------------------------------------------------------

PHOENIX-LORD ABBETT BOND-DEBENTURE
--------------------------------------------------------------------------------------------------------------------

PHOENIX-LORD ABBETT LARGE-CAP VALUE
--------------------------------------------------------------------------------------------------------------------

PHOENIX-LORD ABBETT MID-CAP VALUE
--------------------------------------------------------------------------------------------------------------------
          From 12/06/02* to 12/31/02                  $1.000                  $0.995                   1

PHOENIX-MFS INVESTORS GROWTH
   STOCK (FORMERLY,
   PHOENIX-JANUS GROWTH)
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.876                  $0.614                  43
          From 10/2/01* to 12/31/01                   $1.000                  $0.876                   5

PHOENIX-MFS INVESTORS TRUST
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $1.040                  $0.812                   5
          From 12/31/01* to 12/31/01                  $1.000                  $1.040                   5

PHOENIX-MFS VALUE
--------------------------------------------------------------------------------------------------------------------

PHOENIX-NORTHERN DOW 30 (FORMERLY,
   PHOENIX-DEUTSCHE DOW 30)
--------------------------------------------------------------------------------------------------------------------
          From 2/22/02* to 12/31/02                   $1.000                  $0.783                  30

PHOENIX-NORTHERN NASDAQ-100 INDEX(R) (FORMERLY,
   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R))
--------------------------------------------------------------------------------------------------------------------

PHOENIX-OAKHURST GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.950                  $0.726                  45
          From 10/30/01* to 12/31/01                  $1.000                  $0.950                  32

PHOENIX-OAKHURST STRATEGIC ALLOCATION
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $1.004                  $0.875                  56
          From 7/24/01* to 12/31/01                   $1.000                  $1.004                   3

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.957                  $0.807                   5
          From 8/31/01* to 12/31/01                   $1.000                  $0.957                   9

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $1.234                  $1.112                  23
          From 3/22/01* to 12/31/01                   $1.000                  $1.234                   7

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
--------------------------------------------------------------------------------------------------------------------
          From 4/23/02* to 12/31/02                   $1.000                  $0.953                  17

*Date subaccount began operations.

                                                    SUBACCOUNT            SUBACCOUNT            UNITS OUTSTANDING
                                                    UNIT VALUE            UNIT VALUE            AT END OF PERIOD
               SUBACCOUNT                       BEGINNING OF PERIOD      END OF PERIOD             (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------

PHOENIX-SENECA MID-CAP GROWTH
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.819                  $0.545                  28
          From 3/12/01* to 12/31/01                   $1.000                  $0.819                  16

PHOENIX-SENECA STRATEGIC THEME
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.823                  $0.528                  19
          From 12/31/01* to 12/31/01                  $1.000                  $0.823                   6

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
--------------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.924                  $0.690                   3
          From 11/23/01* to 12/31/01                  $1.000                  $0.924                   3

AIM V.I. PREMIER EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.938                  $0.645                  23
          From 8/31/01* to 12/31/01                   $1.000                  $0.938                   5

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
--------------------------------------------------------------------------------------------------------------------

FEDERATED FUND FOR U.S. GOVERNMENT
   SECURITIES II
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $1.037                  $1.115                 338
          From 3/12/01* to 12/31/01                   $1.000                  $1.037                 111

FEDERATED HIGH INCOME BOND FUND II
--------------------------------------------------------------------------------------------------------------------
          From 1/22/02* to 12/31/02                   $1.000                  $0.987                  37

VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
          From 1/22/02* to 12/31/02                   $1.000                  $0.862                  10

VIP GROWTH OPPORTUNITIES PORT FOLIO
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.944                  $0.727                  16
          From 3/23/01* to 12/31/01                   $1.000                  $0.944                   4

VIP GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.920                  $0.633                  40
          From 8/2/01* to 12/31/01                    $1.000                  $0.920                  23

MUTUAL SHARES SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $1.040                  $0.905                  15
          From 3/23/01* to 12/31/01                   $1.000                  $1.040                   5

TEMPLETON FOREIGN SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.914                  $0.734                  47
          From 8/2/01* to 12/31/01                    $1.000                  $0.914                 570

TEMPLETON GROWTH SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------
          From 1/22/02* to 12/31/02                   $1.000                  $0.791                  32

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.889                  $0.687                  15
          From 10/30/01* to 12/31/01                  $1.000                  $0.889                  10

*Date subaccount began operations.

                                                    SUBACCOUNT            SUBACCOUNT            UNITS OUTSTANDING
                                                    UNIT VALUE            UNIT VALUE            AT END OF PERIOD
               SUBACCOUNT                       BEGINNING OF PERIOD      END OF PERIOD             (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------
SCUDDER VIT EQUITY 500 INDEX FUND
--------------------------------------------------------------------------------------------------------------------

TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
          From 1/22/02* to 12/31/02                   $1.000                  $0.449                  13

WANGER FOREIGN FORTY
--------------------------------------------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $0.850                  $0.721                  19
          From 8/1/01* to 12/31/01                    $1.000                  $0.850                 609

WANGER TWENTY
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $1.080                  $0.983                  28
          From 11/23/01* to 12/31/01                  $1.000                  $1.080                   2

WANGER U.S. SMALLER COMPANIES
--------------------------------------------------------------------------------------------------------------------
          From 1/1/02 to 12/31/02                     $1.009                  $0.828                  31
          From 8/1/01* to 12/31/01                    $1.000                  $1.009                  13

*Date subaccount began operations.

                                                                     [Version B]
                         PHOENIX FREEDOM EDGE
              PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                          June 2, 2003


    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Account"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond] Phoenix-Aberdeen International Series
   [diamond] Phoenix-AIM Mid-Cap Equity Series
   [diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
   [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
   [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series

   [diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series

   [diamond] Phoenix-Hollister Value Equity Series
   [diamond] Phoenix-Janus Flexible Income Series
   [diamond] Phoenix-Kayne Large-Cap Core Series
   [diamond] Phoenix-Kayne Small-Cap Quality Value Series
   [diamond] Phoenix-Lazard International Equity Select Series
   [diamond] Phoenix-Lazard Small-Cap Value Series
   [diamond] Phoenix-Lazard U.S. Multi-Cap Series
   [diamond] Phoenix-Lord Abbett Bond-Debenture Series
   [diamond] Phoenix-Lord Abbett Large-Cap Value Series
   [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
   [diamond] Phoenix-MFS Investors Growth Stock Series
   [diamond] Phoenix-MFS Investors Trust Series
   [diamond] Phoenix-MFS Value Series
   [diamond] Phoenix-Northern Dow 30 Series
   [diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
   [diamond] Phoenix-Oakhurst Growth and Income Series
   [diamond] Phoenix-Oakhurst Strategic Allocation Series
   [diamond] Phoenix-Sanford Bernstein Global Value Series
   [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond] Phoenix-Seneca Mid-Cap Growth Series
   [diamond] Phoenix-Seneca Strategic Theme Series
   [diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond] AIM V.I. Capital Appreciation Fund
   [diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond] Federated Fund for U.S. Government Securities II
   [diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond] VIP Contrafund(R) Portfolio
   [diamond] VIP Growth Opportunities Portfolio
   [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond] Mutual Shares Securities Fund
   [diamond] Templeton Foreign Securities Fund
   [diamond] Templeton Growth Securities Fund


THE RYDEX VARIABLE TRUST
------------------------
   [diamond] Rydex Variable Trust Juno Fund
   [diamond] Rydex Variable Trust Nova Fund
   [diamond] Rydex Variable Trust Sector Rotation Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
   [diamond] Scudder VIT EAFE(R) Equity Index Fund
   [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond] Wanger Foreign Forty
   [diamond] Wanger International Small Cap
   [diamond] Wanger Twenty
   [diamond] Wanger U.S. Smaller Companies


    The contract is not a deposit or obligation of, underwritten or guaranteed by any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated June 2, 2003, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT:          [GRAPHIC OF LETTER]    PHOENIX LIFE INSURANCE COMPANY
                                                ANNUITY OPERATIONS DIVISION
                                                PO Box 8027, Boston,
                                                MA 02266-8027
                         [GRAPHIC OF TELEPHONE] TEL. 800/541-0171

                               TABLE OF CONTENTS

Heading                                                    Page
----------------------------------------------------------------
SUMMARY OF EXPENSES                                           3
    CONTRACT SUMMARY                                          6
FINANCIAL HIGHLIGHTS                                          7
PERFORMANCE HISTORY                                           7
THE VARIABLE ACCUMULATION ANNUITY                             7
PHOENIX AND THE ACCOUNT                                       7
INVESTMENTS OF THE ACCOUNT                                    8
    Participating Investment Funds                            8
    Investment Advisors                                       8
PURCHASE OF CONTRACTS                                         8
DEDUCTIONS AND CHARGES                                        8
    Mortality and Expense Risk Fee                            8
    Daily Administrative Fee                                  9
    Annual Administrative Fee                                 9
    Annual Step-up Fee                                        9
    Premium Tax                                               9
    Reduced Charges and Credits                               9
    Other Charges                                             9
THE ACCUMULATION PERIOD                                      10
    Accumulation Units                                       10
    Accumulation Unit Values                                 10
    Transfers                                                10
    Optional Programs and Riders                             10
    Withdrawals                                              13
    Contract Termination                                     13
    Payment Upon Death Before Maturity Date                  13
THE ANNUITY PERIOD                                           14
    Annuity Payments                                         14
    Annuity Payment Options                                  15
    Other Options and Rates                                  16
    Other Conditions                                         16
    Payment Upon Death After Maturity                        16
VARIABLE ACCOUNT VALUATION PROCEDURES                        17
    Valuation Date                                           17
    Valuation Period                                         17
    Accumulation Unit Value                                  17
    Net Investment Factor                                    17
MISCELLANEOUS PROVISIONS                                     17
    Assignment                                               17
    Payment Deferral                                         17
    Free Look Period                                         17
    Amendments to Contracts                                  18
    Substitution of Fund Shares                              18
    Ownership of the Contract                                18
FEDERAL INCOME TAXES                                         18
    Introduction                                             18
    Income Tax Status                                        18
    Taxation of Annuities in General--Nonqualified Plans     18
    Additional Considerations                                19
    Diversification Standards                                20
    Taxation of Annuities in General--Qualified Plans        21
    Seek Tax Advice                                          23
SALES OF VARIABLE ACCUMULATION CONTRACTS                     23
STATE REGULATION                                             24
REPORTS                                                      24
VOTING RIGHTS                                                24
TEXAS OPTIONAL RETIREMENT PROGRAM                            24
LEGAL MATTERS                                                24
SAI                                                          24
APPENDIX A - INVESTMENT OPTIONS                             A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS                      B-1
APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES                   C-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage
       of amount surrendered.....................       0%
    Transfer Charge 1
       Current                                       None
       Maximum                                        $20

This table describes the fees and expenses that you will pay at the time that you purchase the contract, surrender the contract or transfer cash value between the subaccounts. State premium taxes may also be deducted.

--------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Maximum(2)                                        $35
GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE(3) (as a percentage of the
    guaranteed annuitization value)                   .40%
ANNUAL STEP-UP FEE 4 (as a percentage of the
    step-up amount)                                  0.15%
                                                    ------
ANNUAL SEPARATE ACCOUNT EXPENSES (as a
    percentage of average account value)
    Mortality and Expense Risk Fee                  1.475%
    Daily Administrative Fee                        0.125%
                                                    ------
    Total Annual Separate Account Expenses          1.600%

These tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

                                     Minimum            Maximum
                                     -------            -------
    Total Annual Fund Operating
    Expenses (expenses that are
    deducted from the fund assets
    include management fees,
    12b-1 fees and other expenses)     0.32%             5.48%

This table shows the minimum and maximum total operating expenses for the year ended 12/31/01, charged by the fund companies that you may pay periodically during the time that you own the contract. More detail concerning the funds' fees and total and net fund operating expenses can be found after the Expense Examples and are contained in the fund prospectuses.

--------------------------------------------------------------------------------
EXPENSE EXAMPLES

If you surrender or annuitize at the end of the applicable time period or do not surrender your contract, your costs would be:

DEATH BENEFIT OPTION 1

    1 Year    3 Years    5 Years    10 Years
--------------------------------------------
    $2,234    $5,464     $7,541     $10,043

DEATH BENEFIT OPTION 2

    1 Year    3 Years    5 Years    10 Years
--------------------------------------------
    $2,246    $5,483     $7,558     $10,042

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the maximum fund fees and expenses that were charged for the year ended 12/31/02.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your actual costs may be higher or lower based on these assumptions.

1 We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.

2 This charge is deducted on each contract anniversary on a pro rata basis from the investment options you have selected.
3 The GMIB is an optional rider. The fee for this rider will be deducted annually on the contract anniversary only if the rider is selected.
4 We deduct this fee from the contract value on each contract anniversary up to and including the anniversary following the oldest owner's attained age 80 and upon full surrender if prior to the contract anniversary after the oldest owner's attained age 80. This fee will only be deducted if Death Benefit Option 2 is selected.


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)
------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%

------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond            0.50%(7)        N/A            0.45% (2)               0.95%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% (3)               1.64%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% (4)               1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% (4)               1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% (1)               9.33%(8)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.

(7) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004. The series' other operating expenses has been annualized based on estimated operating expenses for the current fiscal year.
(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%

Phoenix-Goodwin Multi-Sector Short Term Bond  (0.75%)        0.20%   Phoenix-MFS Value                        (1.59%)       1.00%

Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%     Small-Cap Value                        (0.34%)       1.30%
                                                                     Phoenix-State Street Research
                                                                       Small-Cap Growth                       (8.33%)       1.00%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                                       After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)         0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------

Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.17%        1.02%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --             --(10)

----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%          (0.01%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%          (0.02%)         1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%          (0.00%)         1.12%
----------------------------------------------------------------------------------------------------------------------------------

THE RYDEX VARIABLE TRUST FUND
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                       0.90%        N/A        0.85% (9)    1.75%          (0.00%)         1.75%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.97%        1.72%          (0.00%)         1.72%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.79%        1.69%          (0.00%)         1.69%

----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%          (0.27%)         0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%          (0.02%)         0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------

Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --             --(10)

----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)         1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)         1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)         1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.

(9)  Other operating expenses are estimated.
(10) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.



Series                                                  Reimbursements & Waivers             Net Annual Fund Expenses
------                                                  ------------------------             ------------------------
Federated Fund for U.S. Government Securities II               (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares            (0.25%)                                0.77%
VIP Contrafund(R) Portfolio                                    (0.04%)                                0.74%
VIP Growth Opportunities Portfolio                             (0.03%)                                0.77%
VIP Growth Portfolio                                           (0.06%)                                0.71%
Technology Portfolio                                           (0.14%)                                1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


CONTRACT SUMMARY
--------------------------------------------------------------------------------
This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

    Please refer to the "Glossary of Special Terms" in Appendix B.

OVERVIEW

    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers variable investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds. For more information, see "Investments of the Account." You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
    > Other than the minimum initial payment, there are no required premium payments.
    >   You may make premium payments anytime until the maturity date.
    >   You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
    >   Minimum initial premium payment-$30,000
    >   Minimum subsequent premium payments-$500
    > Maximum total premium payments-$1,000,000 with our approval For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
    >   Premium payments are invested in one or more of the subaccounts.
    > The contract value varies with the investment performance of the funds and is not guaranteed.

WITHDRAWALS
    > You may partially or fully surrender the contract anytime for its contract value less any applicable market value adjustment and premium tax.
    > Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes-Penalty Tax on Certain Surrenders and Withdrawals."

    > Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all the subaccounts or from a specific investment option.


DEDUCTIONS AND CHARGES

FROM THE ACCOUNT
    > Mortality and expense risk fee-1.475%. For more information, see "Mortality and Expense Risk Fee."
    > Daily administrative fee--0.125% annually. For more information, see "Daily Administrative Fee."

FROM THE CONTRACT
    > Annual Administrative Charge-$35 annually, For more information, see "Annual Administrative Charge."
    > Transfer Charge-$0 currently, We reserve the right to impose a transfer fee of up to $20 after the first 12 transfers per contract year. For more information, see "Transfer Charge."
    >   Annual Step-up Fee--0.15%. For more information, see "Annual Step-up
        Fee."
    > Premium Taxes--we will reimburse ourself for such taxes upon remittance to the applicable state. For more information, see "Premium Tax" and Appendix C.

    For more information, see "Deductions and Charges."

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT

    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected. For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

DEATH BENEFIT OPTIONS

    The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero or is insufficient to cover any assessed charges, the contract will immediately terminate without value. Phoenix will notify you in writing that the contract has terminated.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past 10 years, or since the subaccount began operations, if less. The subaccounts of this contract commenced operations as of the date of this prospectus; therefore, financial highlight information is not yet available. More information is contained in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for 1 year, 5 years and 10 years. If the subaccount has not been in existence for at least 1 year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $10,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of investment management fees, daily administrative fees, annual contract fees and mortality and expense risk fees deducted from redemptions after 1 year and 5 years, respectively. See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. The amounts that will be available for annuity payments under a contract will depend on the investment performance. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts.

PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive office is located at One American Row, Hartford, Connecticut 06102-5056 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of Phoenix.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains or losses of Phoenix. The assets of the Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

    >   The Phoenix Edge Series Fund
    >   AIM Variable Insurance Funds
    >   The Alger American Fund
    >   Federated Insurance Series
    >   Fidelity(R) Variable Insurance Products
    >   Franklin Templeton Variable Insurance Products Trust

    >   The Rydex Variable Trust

    >   Scudder Investment VIT Funds
    >   The Universal Institutional Funds, Inc.
    >   Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    >   Minimum initial premium payment--$30,000
    >   Minimum subsequent premium payments--$500.

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. We cannot accept total premium payments in excess of $1,000,000 without prior approval. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Premium payments received under the contract will be allocated in any combination to any subaccount in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

1. the make-up and size of the prospective group;
2. the method and frequency of premium payments; and
3. the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is 1.475% and is assessed against the daily net assets of the subaccounts.

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

   If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses.

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts in which you have an interest. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $30,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect annuity payment options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

TRANSFER CHARGE
    Currently, there is no charge for transfers. However, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. We reserve the right to limit the number of transfers to 12 per contract year.

ANNUAL STEP-UP FEE
    The annual step-up fee applies to Death Benefit Option 2 only. It is equal to the annual step-up fee percentage of 0.15%, multiplied by the annual step-up amount on the date the fee is deducted. We will deduct this fee annually on each contract anniversary up to and including the contract anniversary following the oldest owner's attained age 80 and upon full surrender of the contract if surrender is prior to the contract anniversary following the oldest owner's attained age 80. The fee will be deducted from the total contract value with each subaccount, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount.

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and premium taxes, see "Appendix C."

REDUCED CHARGES AND CREDITS
    We may reduce or eliminate the mortality and expense risk fee or credit additional amounts when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

    (1) The size and type of the group of individuals to whom the contract is offered;

    (2) The amount of anticipated premium payments;

    (3) Whether there is a preexisting relationship with the Company, such as being an employee of the Company, or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

    (4) Internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of the administrative charge or credit of additional amounts will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

    We do not pay commissions to broker-dealers that sell the contract.
However, a broker-dealer may assess an advisory fee as compensation for his or her services. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. In the event that an incomplete application is received, we will notify your registered representative, who in turn will contact you. If the information that is required to complete the application is received within five days after the initial receipt of the application, the premium payment will be applied within two days of the completed application receipt date. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned unless you request us to hold it while the application or order form is completed. Additional premium payments are used to purchase accumulation units of the subaccounts, at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS

    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts. A transfer from a subaccount will result in the redemption of accumulation units and, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Because excessive trading can hurt fund performance and therefore be detrimental to all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

    A transfer charge may apply. For more information, see "Transfer Charge."

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

OPTIONAL PROGRAMS AND RIDERS

    You may elect optional programs and riders that we offer under the contract. The availability of these programs or riders may also be subject to state availability. We also reserve the right to change, add or delete optional programs and riders subject to any applicable law.

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of more than $1,000,000 requires our approval before we will accept them for processing. You must have an initial value of $2,000 in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. Values may be transferred from only one sending subaccount but may be allocated to multiple receiving subaccounts. Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day. Transfer charges do not apply to this program.

    The Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis. Transfer charges do not apply to this program.

    The Asset Rebalancing Program is not available to individuals while the Dollar Cost Averaging Program is in effect.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.



GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit that is provided by this rider would not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitants 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of
(i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D= any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D= any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%.

RIDER FEE
    The fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount bearing a pro rata share of such fee based on the proportionate contract value of each subaccount. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitants named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitants named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it

    > The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.
    > The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.
    >   The GMIB is irrevocable once elected.
    > You may not change any annuitant or joint annuitant while the GMIB is in effect.
    > The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.
    > You should consult with a qualified financial advisor if you are considering the GMIB.
    > The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

WITHDRAWALS

    Prior to the maturity date, amounts held under the contract may be withdrawn in whole or in part, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals. After the maturity date, unscheduled withdrawals may only be made if you have selected Annuity Payment Options K or
L. A signed, written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age

59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans in accordance with Internal Revenue Service regulations. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities."

    Requests for partial or full withdrawals should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation date the contract value is zero or insufficient to cover any assessed charges. Phoenix will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH BENEFIT
    The death benefit guarantees that the proceeds will not be less than the premium payments paid for the contract (less any adjusted partial withdrawals). The owner elects the death benefit at the time that the initial premium payment is made. If no option has been chosen, Death Benefit Option 1 will apply. If the owner elects Death Benefit Option 2, the annual step-up fee will apply. For more information, see "Annual Step-up Fee."

WHEN IS THE DEATH BENEFIT PAYABLE?

    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?

o   DEATH OF AN OWNER

    If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

o   DEATH OF AN OWNER - MULTIPLE OWNERS
    If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

o   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, a death benefit is not paid. The owner may appoint a new joint annuitant.

o   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE

    If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the same benefit option will remain in effect.

o   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON

    If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner. If a joint annuitant dies prior to the maturity date, a death benefit is not paid and the owner may elect a new joint annuitant. The death of the primary annuitant will be treated as the death of the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?

    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

o   DEATH BENEFIT OPTION 1--RETURN OF PREMIUM

    Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

        a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below) and any premium tax; or
        b)   the contract value on the claim date.

o   DEATH BENEFIT OPTION 2--ANNUAL STEP-UP

    This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

    Prior to the contract anniversary following the oldest owner's attained age 80, the death benefit is the greater of:

        a) the sum of all premium payments, less adjusted partial withdrawals (as defined below) and any premium tax; or
        b)   the contract value on the claim date; or
        c)   the annual step-up amount (as defined below).

    On or after the contract anniversary following the oldest owner's attained age 80, the death benefit is the greater of:

        a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) and any premium tax; or
        b)   the contract value on the claim date.

    If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract, the death benefit will be calculated using the surviving spouse's attained age.

    Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

    Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of
(1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any premium tax due. For more information, see "Premium Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I-Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K are described in more detail below and in the contract and in the SAI.

    The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the annuity payment options. However, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. No income is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVORSHIP LIFE ANNUITY
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY

    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    A variable payout annuity payable monthly while the Annuitant is living or, if later, for 10 years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVORSHIP VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD

    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 701/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 701/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Option M.

PAYMENT UPON DEATH AFTER MATURITY

    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE

    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR

   The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL

    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within 10 days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If applicable state law requires, we will return the full amount of any premium payments we received.

    In states that require return of premium payments during the Free Look Period, we reserve the right to issue the Temporary Money Market Allocation Amendment with the contract during periods of extreme market volatility. If this amendment is issued with your contract, we will allocate those portions of your initial premium payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES

    If, in our judgment, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required one or more state insurance departments.

OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts owned by non-natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit options under the contract. One or more of the options available may, in some cases, exceed the greater of the purchase price or the contract value. The IRS may take the position with respect to these death benefit options that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract or any amendments, riders or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of premium payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE

    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
   Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the primary annuitant, who is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is a non-natural person, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code
Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code
Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS

    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as 1 contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

>   55% in any 1 investment
>   70% in any 2 investments
>   80% in any 3 investments
>   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined to retroactively be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the rollover rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 591/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first

$10,000 of contract value minus any contingent deferred surrender charge; and
(b) 50% of the contract value. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account (see Appendix B) by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account in accordance with the participant's most recent premium allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITY

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of W.S. Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), located at One American Row, Hartford, Connecticut. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.

STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which no timely instructions from owners are received, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------


    Richard J. Wirth, Vice President and Insurance & Investment Products Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.


SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

    >   Underwriter
    >   Performance History
    >   Calculation of Yield and Return
    >   Calculation of Annuity Payments
    >   Experts
    >   Separate Account Financial Statements
    >   Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
-------------------------------------------------------------------------------


INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------

                                                                                Investment Type

                                              --------------------------------------------------------------------------------------

                                                      Domestic  Domestic  Domestic   Growth         International  Money
             Series                             Bond   Blend     Growth    Value    & Income  Index    Growth      Market Specialty

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                          |X|
Phoenix-AIM Mid-Cap Equity                               |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                       |X|
Phoenix-Alliance/Bernstein Growth + Value                          |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                           |X|
Phoenix-Engemann Capital Growth                          |X|
Phoenix-Engemann Small & Mid-Cap Growth                  |X|
Phoenix-Goodwin Money Market                                                                                        |X|
Phoenix-Goodwin Multi-Sector Fixed Income         |X|

Phoenix-Goodwin Multi-Sector Short Term Bond      |X|

Phoenix-Hollister Value Equity                                               |X|
Phoenix-Janus Flexible Income                     |X|
Phoenix-Kayne Large-Cap Core                             |X|
Phoenix-Kayne Small-Cap Quality Value                                        |X|
Phoenix-Lazard International Equity Select                                                              |X|
Phoenix-Lazard Small-Cap Value                                               |X|
Phoenix-Lazard U.S. Multi-Cap                                                |X|
Phoenix-Lord Abbett Bond-Debenture                |X|
Phoenix-Lord Abbett Large-Cap Value                                          |X|
Phoenix-Lord Abbett Mid-Cap Value                                            |X|
Phoenix-MFS Investors Growth Stock                                 |X|
Phoenix-MFS Investors Trust                                                            |X|
Phoenix-MFS Value                                                            |X|
Phoenix-Northern Dow 30                                                                         |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                            |X|
Phoenix-Oakhurst Growth and Income                                                     |X|
Phoenix-Oakhurst Strategic Allocation                                                  |X|
Phoenix-Sanford Bernstein Global Value                                                                  |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                      |X|
Phoenix-Sanford Bernstein Small-Cap Value                                    |X|
Phoenix-Seneca Mid-Cap Growth                                      |X|
Phoenix-Seneca Strategic Theme                                     |X|
Phoenix-State Street Research Small-Cap Growth                     |X|
AIM V.I. Capital Appreciation Fund                                 |X|
AIM V.I. Premier Equity Fund                             |X|
Alger American Leveraged AllCap Portfolio                          |X|
Federated Fund for U.S. Government Securities II  |X|
Federated High Income Bond Fund II                |X|
VIP Contrafund(R) Portfolio                                        |X|
VIP Growth Opportunities Portfolio                                 |X|
VIP Growth Portfolio                                               |X|
Mutual Shares Securities Fund                                                          |X|
Templeton Foreign Securities Fund                                                                       |X|
Templeton Growth Securities Fund                                                                        |X|

Rydex Variable Trust Juno Fund                                                                                              |X|
Rydex Variable Trust Nova Fund                                                                  |X|
Rydex Variable Trust Sector Rotation                                                                                        |X|
 Fund

Scudder VIT EAFE(R) Equity Index Fund                                                           |X|
Scudder VIT Equity 500 Index Fund                                                               |X|
Technology Portfolio                                               |X|
Wanger Foreign Forty                                                                                    |X|
Wanger International Small Cap                                                                          |X|
Wanger Twenty                                                      |X|
Wanger U.S. Smaller Companies                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                                          Duff &
                                                   Phoenix    Phoenix     Phelps                 Fred        Deutsche     Federated
                                                  Investment  Variable  Investment    AIM        Alger        Asset      Investment
                                                   Counsel,   Advisors, Management  Advisors,  Management,  Management,  Management
              Series                                 Inc.       Inc.        Co.       Inc.        Inc.         Inc.       Company

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                       |X|
Phoenix-Alliance/Bernstein Enhanced Index                        |X|
Phoenix-Alliance/Bernstein Growth + Value                        |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                      |X|
Phoenix-Engemann Small & Mid-Cap Growth              |X|
Phoenix-Goodwin Money Market                         |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|

Phoenix-Goodwin Multi-Sector Short Term Bond         |X|

Phoenix-Hollister Value Equity                       |X|
Phoenix-Janus Flexible Income                                    |X|
Phoenix-Kayne Large-Cap Core                         |X|
Phoenix-Kayne Small-Cap Quality Value                |X|
Phoenix-Lazard International Equity Select                       |X|
Phoenix-Lazard Small-Cap Value                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                    |X|
Phoenix-Lord Abbett Bond-Debenture                               |X|
Phoenix-Lord Abbett Large-Cap Value                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                |X|
Phoenix-MFS Investors Growth Stock                               |X|
Phoenix-MFS Investors Trust                                      |X|
Phoenix-MFS Value                                                |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Oakhurst Growth and Income                   |X|
Phoenix-Oakhurst Strategic Allocation                |X|
Phoenix-Sanford Bernstein Global Value                           |X|
Phoenix-Sanford Bernstein Mid-Cap Value                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                        |X|
Phoenix-Seneca Mid-Cap Growth                        |X|
Phoenix-Seneca Strategic Theme                       |X|
Phoenix-State Street Research Small-Cap Growth                   |X|
AIM V.I. Capital Appreciation Fund                                                     |X|
AIM V.I. Premier Equity Fund                                                           |X|
Alger American Leveraged AllCap Portfolio                                                          |X|
Federated Fund for U.S. Government Securities II                                                                            |X|
Federated High Income Bond Fund II                                                                                          |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

Rydex Variable Trust Juno Fund
Rydex Variable Trust Nova Fund
Rydex Variable Trust Sector Rotation Fund

Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                   Fidelity              Morgan
                                                  Management  Franklin   Stanley                  Templeton   Templeton   Templeton
                                                     and       Mutual   Investment     Rydex       Asset       Global    Investment
                                                   Research   Advisers, Management     Global     Management,  Advisors   Counsel,
              Series                               Company      LLC        Inc.       Advisors      Ltd.       Limited      Inc.

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income

Phoenix-Goodwin Multi-Sector Short Term Bond

Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                          |X|
VIP Growth Opportunities Portfolio                   |X|
VIP Growth Portfolio                                 |X|
Mutual Shares Securities Fund                                    |X|
Templeton Foreign Securities Fund                                                                                           |X|
Templeton Growth Securities Fund                                                                                |X|

Rydex Variable Trust Juno Fund                                                         |X|
Rydex Variable Trust Nova Fund                                                         |X|
Rydex Variable Trust Sector Rotation Fund                                              |X|

Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                        |X|
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                     Wanger
                                                     Asset
                                                    Management,
                                                      L.P.

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income

Phoenix-Goodwin Multi-Sector Short Term Bond

Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

Rydex Variable Trust Juno Fund
Rydex Variable Trust Nova Fund
Rydex Variable Trust Sector Rotation Fund

Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                 |X|
Wanger International Small Cap                       |X|
Wanger Twenty                                        |X|
Wanger U.S. Smaller Companies                        |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                    Kayne
                                                                                                   Anderson
                                                Aberdeen       AIM       Alliance       Janus      Rudnick       Lazard      Lord,
                                                  Fund        Capital     Capital      Capital    Investment     Asset      Abbett
                                                 Managers,  Management,  Management,  Management  Management,  Management   & Co.
                Series                             Inc.        Inc.         L.P.         LLC         LLC          LLC        LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      |X|
Phoenix-AIM Mid-Cap Equity                                      |X|
Phoenix-Alliance/Bernstein Enhanced Index                                  |X|
Phoenix-Alliance/Bernstein Growth + Value                                  |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                            |X|
Phoenix-Kayne Large-Cap Core                                                                         |X|
Phoenix-Kayne Small-Cap Quality Value                                                                |X|
Phoenix-Lazard International Equity Select                                                                       |X|
Phoenix-Lazard Small-Cap Value                                                                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                    |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                          |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                         |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                           |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                      |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
Phoenix-Sanford Bernstein Small-Cap Value                                   |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------



INVESTMENT SUBADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                -----------------------------------------------------------------------------------
                                                                                                      State
                                                              Northern      Roger       Seneca        Street
                                                   MFS         Trust      Engemann &    Capital     Research &
                                                Investment  Investments,  Associates,  Management,  Management
                Series                          Management     Inc.         Inc.          LLC         Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                              |X|
Phoenix-Engemann Small & Mid-Cap Growth                                      |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                  |X|
Phoenix-MFS Investors Trust                         |X|
Phoenix-MFS Value                                   |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                             |X|
Phoenix-Seneca Strategic Theme                                                            |X|
Phoenix-State Street Research Small-Cap Growth                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences. If the contract is owned by a non-natural person, the annuitant will be considered the primary annuitant and cannot be changed after the contract has been issued.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account plus the value held in the Loan Security Account and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

LOAN DEBT: Loan debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the first contract anniversary and no later than the annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period."

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of outstanding shares.

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.

APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS

                                    UPON                   UPON
STATE                          PREMIUM PAYMENT         ANNUITIZATION         NONQUALIFIED         QUALIFIED
                               ---------------         -------------         ------------         ---------
California....................                               X                   2.35%               0.50%
Maine.........................                               X                   2.00
Nevada........................                               X                   3.50
South Dakota..................       X                                           1.25*
West Virginia.................                               X                   1.00                1.00
Wyoming.......................                               X                   1.00
Commonwealth of Puerto Rico...                               X                   1.00%               1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2003. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

      * South Dakota law provides a lower rate of .8% that applies to premiums received in excess of $500,000. This provision is scheduled to expire on July 1, 2003 but may be extended.

                                     PART B

                                                                     [VERSION A]

                            RETIREMENT PLANNER'S EDGE

                         PHOENIX LIFE INSURANCE COMPANY
           (FKA, PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY - 6/25/01)
             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("ACCOUNT")
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

STATUTORY HOME OFFICE:                          PHOENIX LIFE INSURANCE COMPANY
10 Krey Boulevard                               ANNUITY OPERATIONS DIVISION
East Greenbush, New York                        PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                  June 2, 2003

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated June 2, 2003. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the address below or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
Underwriter...........................................................       2
Performance History...................................................       2
Calculation of Yield and Return.......................................       5
Calculation of Annuity Payments.......................................       6
Experts...............................................................       7
Separate Account Financial Statements.................................    SA-1
Company Financial Statements..........................................     F-1

UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"), as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Since
Subaccount                                                  Inception*          1Yr          5Yr         10Yr        Inception
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         5/1/1990        -16.12%       -3.49%       4.64%         2.97%
Phoenix-AIM Mid-Cap Equity Series                           10/29/2001        -12.26%         N/A         N/A         -5.77%
Phoenix-Alliance/Bernstein Enhanced Index Series             7/14/1997        -24.87%       -2.88%        N/A         -1.73%
Phoenix-Alliance/Bernstein Growth + Value Series            10/29/2001        -26.23%         N/A         N/A        -18.41%
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995         10.39%        3.64%        N/A         10.87%
Phoenix-Engemann Capital Growth Series                      12/31/1982        -25.98%       -8.77%       2.47%         9.87%
Phoenix-Engemann Small & Mid-Cap Growth Series               8/15/2000        -29.92%         N/A         N/A        -30.17%
Phoenix-Goodwin Money Market Series                          10/8/1982         -0.12%        2.67%       2.82%         4.32%
Phoenix-Goodwin Multi-Sector Fixed Income Series            12/31/1982          8.34%        3.09%       6.23%         7.82%
Phoenix-Hollister Value Equity Series                         3/2/1998        -23.14%         N/A         N/A          1.72%
Phoenix-Janus Flexible Income Series                        12/20/1999          8.95%         N/A         N/A          6.37%
Phoenix-Kayne Large-Cap Core Series                          8/12/2002           N/A          N/A         N/A         -3.98%
Phoenix-Kayne Small-Cap Quality Value Series                 8/12/2002           N/A          N/A         N/A          0.46%
Phoenix-Lazard International Equity Select Series            8/12/2002           N/A          N/A         N/A         -4.74%
Phoenix-Lazard Small-Cap Value Series                        8/12/2002           N/A          N/A         N/A         -2.65%
Phoenix-Lazard U.S. Multi-Cap Series                         8/12/2002           N/A          N/A         N/A         -0.04%
Phoenix-Lord Abbett Bond-Debenture Series                    8/12/2002           N/A          N/A         N/A          5.79%
Phoenix-Lord Abbett Large-Cap Value Series                   8/12/2002           N/A          N/A         N/A         -1.30%
Phoenix-Lord Abbett Mid-Cap Value Series                     8/12/2002           N/A          N/A         N/A         -0.50%
Phoenix-MFS Investors Growth Stock Series                   12/20/1999        -29.95%         N/A         N/A        -21.58%
Phoenix-MFS Investors Trust Series                          10/29/2001        -22.02%         N/A         N/A        -16.36%
Phoenix-MFS Value Series                                    10/29/2001        -15.17%         N/A         N/A         -9.04%
Phoenix-Northern Dow 30 Series                              12/20/1999        -16.80%         N/A         N/A         -9.50%
Phoenix-Northern Nasdaq-100 Index(R) Series                  8/15/2000        -38.57%         N/A         N/A        -43.85%
Phoenix-Oakhurst Growth and Income Series                     3/2/1998        -23.72%         N/A         N/A         -2.79%
Phoenix-Oakhurst Strategic Allocation Series                 9/17/1984        -12.93%        2.47%       5.99%         9.01%
Phoenix-Sanford Bernstein Global Value Series               11/20/2000        -15.78%         N/A         N/A         -9.76%
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998         -9.95%         N/A         N/A         -0.60%
Phoenix-Sanford Bernstein Small-Cap Value Series            11/20/2000         -9.93%         N/A         N/A          4.24%
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998        -33.56%         N/A         N/A         -1.06%
Phoenix-Seneca Strategic Theme Series                        1/29/1996        -36.01%       -2.73%        N/A          1.33%
Phoenix-State Street Research Small-Cap Growth Series        8/12/2002           N/A          N/A         N/A          0.30%
AIM V.I. Capital Appreciation Fund                           3/30/2001        -25.53%         N/A         N/A        -17.19%
AIM V.I. Premier Equity Fund                                 3/30/2001        -31.35%         N/A         N/A        -20.34%
Alger American Leveraged AllCap Portfolio                     6/5/2000        -34.95%         N/A         N/A        -29.28%
Federated Fund For U.S. Government Securities II             7/15/1999          7.40%         N/A         N/A          6.18%
Federated High Income Bond Fund II                           7/15/1999         -0.15%         N/A         N/A         -3.82%
VIP Contrafund(R) Portfolio                                   6/5/2000        -10.81%         N/A         N/A        -12.12%
VIP Growth Opportunities Portfolio                            6/5/2000        -23.13%         N/A         N/A        -20.70%
VIP Growth Portfolio                                          6/5/2000        -31.29%         N/A         N/A        -25.13%
Mutual Shares Securities Fund                                 5/1/2000        -13.16%         N/A         N/A          0.16%
Templeton Foreign Securities Fund                            5/11/1992        -19.82%       -3.61%       6.09%         4.97%
Templeton Global Asset Allocation Fund                      11/28/1988         -5.84%        0.76%       7.01%         7.18%
Templeton Growth Securities Fund                              5/1/2000        -19.75%         N/A         N/A         -7.33%
Scudder VIT EAFE(R) Equity Index Fund                        7/15/1999        -22.81%         N/A         N/A        -15.77%
Scudder VIT Equity 500 Index Fund                           10/29/2001        -23.52%         N/A         N/A        -16.14%
Technology Portfolio                                        12/20/1999        -49.80%         N/A         N/A        -40.86%
Wanger Foreign Forty                                          2/1/1999        -16.60%         N/A         N/A          1.57%
Wanger International Small Cap                                5/1/1995        -15.15%        3.67%        N/A          9.60%
Wanger Twenty                                                 2/1/1999         -9.03%         N/A         N/A          8.96%
Wanger U.S. Smaller Companies                                 5/1/1995        -18.09%        1.42%        N/A         11.40%
* The date that the subaccount was added to the Account

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, and mortality and expense risk charges. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                               ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------------
Subaccount                                        1993    1994     1995   1996    1997     1998    1999     2000     2001     2002
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            36.55%  -1.34%   8.08%  17.01%  10.49%   26.16%   27.72%  -16.98%  -25.12%  -16.00%
Phoenix-AIM Mid-Cap Equity Series                                                                                            -12.14%
Phoenix-Alliance/Bernstein Enhanced Index
   Series                                                                                 29.86%   17.18%  -12.70%  -13.14%  -24.75%
Phoenix-Alliance/Bernstein Growth + Value
   Series                                                                                                                    -26.12%
Phoenix-Duff & Phelps Real Estate Securities
   Series                                                                31.26%  20.37%  -22.31%    3.33%   28.98%    5.12%   10.51%
Phoenix-Engemann Capital Growth Series           18.05%   0.06%  29.08%  11.02%  19.41%   28.21%   27.89%  -18.93%  -35.51%  -25.86%
Phoenix-Engemann Small & Mid-Cap Growth
   Series                                                                                                           -27.76%  -29.80%
Phoenix-Goodwin Money Market Series               1.45%   2.40%   4.23%   3.56%   3.72%    3.64%    3.37%    4.57%    2.36%    0.00%
Phoenix-Goodwin Multi-Sector Fixed Income
   Series                                        14.31%  -6.78%  21.83%  10.85%   9.55%   -5.48%    3.99%    5.00%    4.60%    8.46%
Phoenix-Hollister Value Equity Series                                                              22.61%   30.36%  -19.11%  -23.03%
Phoenix-Janus Flexible Income Series                                                                        4.96%    5.73%    9.07%
Phoenix-Kayne Large-Cap Core Series
Phoenix-Kayne Small-Cap Quality Value Series
Phoenix-Lazard International Equity Select
   Series
Phoenix-Lazard Small-Cap Value Series
Phoenix-Lazard U.S. Multi-Cap Series
Phoenix-Lord Abbett Bond-Debenture Series
Phoenix-Lord Abbett Large-Cap Value Series
Phoenix-Lord Abbett Mid-Cap Value Series
Phoenix-MFS Investors Growth Stock Series                                                                  -12.41%  -24.92%  -29.84%
Phoenix-MFS Investors Trust Series                                                                                           -21.91%
Phoenix-MFS Value Series                                                                                                     -15.05%
Phoenix-Northern Dow 30 Series                                                                              -6.87%   -7.30%  -16.68%
Phoenix-Northern Nasdaq-100(R) Index Series                                                                         -34.01%  -38.45%
Phoenix-Oakhurst Growth and Income Series                                                          15.39%   -7.91%   -9.46%  -23.60%
Phoenix-Oakhurst Strategic Allocation Series      9.47%  -2.81%  16.60%   7.53%  19.07%   19.12%    9.72%   -0.81%    0.44%  -12.82%
Phoenix-Sanford Bernstein Global Value
   Series                                                                                                            -8.15%  -15.67%
Phoenix-Sanford Bernstein Mid-Cap Value
   Series                                                                                         -11.54%   15.29%   21.27%   -9.83%
Phoenix-Sanford Bernstein Small-Cap Value
   Series                                                                                                            14.14%   -9.82%
Phoenix-Seneca Mid-Cap Growth Series                                                               43.63%   12.17%  -26.18%  -33.45%
Phoenix-Seneca Strategic Theme Series                                            15.56%   42.70%   52.86%  -12.70%  -28.39%  -35.89%
Phoenix-State Street Research Small-Cap
   Growth Series
AIM V.I. Capital Appreciation Fund                        1.07%  33.81%  15.93%  11.93%   17.64%   42.61%  -12.15%  -24.36%  -25.42%
AIM V.I. Premier Equity Fund                              2.59%  34.36%  13.41%  21.97%   30.57%   28.09%  -15.83%  -13.79%  -31.24%
Alger American Leveraged AllCap Portfolio                                10.47%  18.02%   55.64%   75.59%  -25.89%  -17.12%  -34.84%
Federated Fund For U.S. Government
   Securities II                                                  7.26%   2.75%   7.07%    6.16%   -1.98%    9.45%    5.53%    7.52%
Federated High Income Bond Fund II                               18.71%  12.71%  12.25%    1.27%    0.89%  -10.29%   -0.05%   -0.03%
VIP Contrafund(R) Portfolio                                                               28.13%   22.42%   -8.01%  -13.60%  -10.69%
VIP Growth Opportunities Portfolio                                                        22.78%    2.73%  -18.33%  -15.65%  -23.01%
VIP Growth Portfolio                                                                      37.44%   35.38%  -12.30%  -18.88%  -31.18%
Mutual Shares Securities Fund                                                    15.81%   -1.58%   12.00%   11.68%    5.54%  -13.05%
Templeton Foreign Securities Fund                44.97%  -3.85%  13.88%  22.03%  12.08%    7.53%   21.54%   -3.72%  -17.18%  -19.70%
Templeton Growth Securities Fund                                 10.88%  19.28%  11.64%    7.19%   19.16%    0.07%   -2.69%  -19.63%

Rydex Variable Trust Nova Fund                                                            28.26%   21.55%  -21.41%  -24.65%  -36.62%

Scudder VIT EAFE(R) Equity Index Fund                                                     19.92%   25.86%  -17.81%  -25.74%  -22.70%
Scudder VIT Equity 500 Index Fund                                                         26.92%   18.71%  -10.49%  -13.43%  -23.40%
Technology Portfolio                                                                                       -24.66%  -49.58%  -49.68%
Wanger Foreign Forty                                                                                        -2.94%  -27.65%  -16.48%
Wanger International Small Cap                                           30.19%  -2.83%   14.72%  123.38%  -28.86%  -22.38%  -15.04%
Wanger Twenty                                                                                               -7.94%    7.56%   -8.91%
Wanger U.S. Smaller Companies                                            44.59%  27.64%    7.18%   23.34%   -9.44%    9.82%  -17.98%

   Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
                            THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.275% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:

    The following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount was based on the 7-day period ending December 31, 2002:

Value of hypothetical pre-existing account with exactly one Unit at
   the beginning of the period:................................................        1.000000
Value of the same account (excluding capital changes) at the
   end of the 7-day period:....................................................        0.999931
Calculation:
   Ending account value........................................................        0.999931
   Less beginning account value................................................        1.000000
   Net change in account value.................................................       (0.000069)
Base period return:
   (net change/beginning account value)........................................       (0.000069)
Current yield = return x (365/7) =.............................................           -0.36%
Effective yield = [(1 + return)(365/7)] -1 =...................................           -0.36%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II     =    a hypothetical initial payment of $1,000

    R      =    average annual total return for the period

    n      =    number of years in the period

    ERV    =    ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)(1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Investor's Business Daily
    Financial Planning
    Financial Services Weekly
    Financial World
    Fortune
    Forbes
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM)(1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options and restrictions.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F, rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these annuity payment options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Accumulation Account (Phoenix Retirement Planner's Edge) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.


Richard J. Wirth, Vice President and Insurance & Investment Products Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


_____________________________
(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for factors such as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

                   [LOGO] PHOENIX WEALTH MANAGEMENT(R)




                   Phoenix Retirement Planner's Edge

----------------------------------------------------------------------------

                         VARIABLE ANNUITY ANNUAL REPORT

----------------------------------------------------------------------------

              Phoenix Life Variable Accumulation Account
              December 31, 2002














VA0200AR (C)2003 The Phoenix Companies, Inc.

                                                   STATEMENTS OF ASSETS AND LIABILITIES
                                                           DECEMBER 31, 2002
                                        PHOENIX-                                                     PHOENIX-DUFF&
                                      ABERDEEN NEW           PHOENIX-AIM            PHOENIX-          PHELPS REAL
                                          ASIA              MID-CAP EQUITY       DEUTSCHE DOW 30    ESTATE SECURITIES
                                        SUBACCOUNT            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                 --------------------   -------------------   -------------------   ------------------
ASSETS
     Investment at cost                    $    4,630            $   26,164            $   28,211           $   26,376
                                 ====================   ===================   ===================   ==================
     Investment at market                  $    4,117            $   22,228            $   23,382           $   26,739
                                 --------------------   -------------------   -------------------   ------------------
       Total assets                             4,117                22,228                23,382               26,739
LIABILITIES
     Accrued expenses                               5                    25                    28                   37
                                 --------------------   -------------------   -------------------    -----------------
NET ASSETS                                 $    4,112            $   22,203            $   23,354           $   26,702
                                 ====================   ===================   ===================    =================
Accumulation units outstanding                  3,856                23,774                29,817               23,452
                                 ====================   ===================    ==================    =================
Unit value                                 $ 1.066424            $ 0.933892            $ 0.783257           $ 1.138586
                                 ====================   ==================    ===================    =================
                                                              PHOENIX-                                    PHOENIX-
                                       PHOENIX-            ENGEMANN SMALL            PHOENIX-         GOODWIN MULTI-
                                       ENGEMANN               &  MID-CAP           GOODWIN MONEY       SECTOR FIXED
                                    CAPITAL GROWTH             GROWTH                 MARKET              INCOME
                                      SUBACCOUNT             SUBACCOUNT             SUBACCOUNT          SUBACCOUNT
                                 --------------------   -------------------   -------------------   ------------------
ASSETS
     Investment at cost                    $    9,439            $   15,980            $  723,316           $   36,519
                                 ====================   ===================   ===================   ==================
     Investment at market                  $    7,245            $   12,810            $  723,316           $   37,078
                                 --------------------   -------------------   -------------------   ------------------
       Total assets                             7,245                12,810               723,316               37,078
LIABILITIES
     Accrued expenses                               7                    13                   700                   52
                                 --------------------   --------------------   -------------------   -----------------
NET ASSETS                                 $    7,238            $   12,797            $  722,616           $   37,026
                                 ====================   ===================   ===================   ==================
Accumulation units outstanding                 11,233                20,565               717,530               33,425
                                 ====================   ===================   ===================   ==================
Unit value                                 $ 0.644337            $ 0.622251            $ 1.007089           $ 1.107736
                                 ====================   ===================   ===================   ==================
                                                            PHOENIX-J.P.          PHOENIX-JANUS
                                 PHOENIX-HOLLISTER        MORGAN RESEARCH            FLEXIBLE          PHOENIX-JANUS
                                     VALUE EQUITY          ENHANCED INDEX             INCOME              GROWTH
                                      SUBACCOUNT            SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                 --------------------   -------------------   -------------------   ------------------
ASSETS
     Investment at cost                    $   73,512            $   16,417            $   40,503           $   36,475
                                 ====================   ===================   ===================   ==================
     Investment at market                  $   58,363            $   13,235            $   41,738           $   26,579
                                 --------------------   -------------------   -------------------   ------------------
       Total assets                            58,363                13,235                41,738               26,579
LIABILITIES
     Accrued expenses                              65                    14                    58                   18
                                 --------------------   -------------------   -------------------   ------------------
NET ASSETS                                 $   58,298            $   13,221            $   41,680           $   26,561
                                 ====================   ===================   ===================   ==================
Accumulation units outstanding                 89,043                18,585                37,103               43,227
                                 ====================   ===================   ===================   ==================
Unit value                                 $ 0.654720            $ 0.711391            $ 1.123385           $ 0.614452
                                 ====================   ===================   ===================   ==================

                       See Notes to Financial Statements
                                      SA-1

                                              STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2002
                                                            (CONTINUED)
                                                              PHOENIX-LORD         PHOENIX-MFS
                                         PHOENIX-KAYNE       ABBETT MID-CAP      INVESTORS GROWTH       PHOENIX-MFS
                                        LARGE-CAP CORE           VALUE                STOCK           INVESTORS TRUST
                                          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                        ---------------    ------------------    ----------------     ----------------
ASSETS
     Investment at cost                      $    1,706            $    1,003          $   40,203           $    5,115
                                        ===============    ==================    ================     ================
     Investment at market                    $    1,804            $      991          $   34,344           $    4,058
                                        ---------------    ------------------    ----------------     ----------------
       Total assets                               1,804                   991              34,344                4,058
LIABILITIES
     Accrued expenses                               (28)                    1                  39                    4
                                        ---------------    ------------------    ----------------     ----------------
NET ASSETS                                   $    1,832            $      990          $   34,305           $    4,054
                                        ===============    ==================    ================     ================
Accumulation units outstanding                    1,908                   995              45,131                4,992
                                        ===============    ==================    ================     ================
Unit value                                   $ 0.960232            $ 0.994958          $ 0.760119           $ 0.812150
                                        ===============    ==================    ================     ================
                                                               PHOENIX-
                                           PHOENIX-            OAKHURST          PHOENIX-SANFORD      PHOENIX-SANFORD
                                        OAKHURST GROWTH        STRATEGIC         BERNSTEIN GLOBAL      BERNSTEIN MID-
                                          AND INCOME          ALLOCATION             VALUE               CAP VALUE
                                          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                        ---------------    ------------------    ----------------     ----------------
ASSETS
     Investment at cost                      $   41,458            $   55,528          $    4,731           $   24,160
                                        ===============    ==================    ================     ================
     Investment at market                    $   32,515            $   49,143          $    4,023           $   25,313
                                        ---------------    ------------------    ----------------     ----------------
       Total assets                              32,515                49,143               4,023               25,313
LIABILITIES
    Accrued expenses                                 34                    59                   4                   33
                                        ---------------    ------------------    ----------------     ----------------
NET ASSETS                                   $   32,481            $   49,084          $    4,019           $   25,280
                                        ===============    ==================    ================     ================
Accumulation units outstanding                   44,768                56,085               4,977               22,727
                                        ===============    ==================    ================     ================
Unit value                                   $ 0.725554            $ 0.875181          $ 0.807481           $ 1.112333
                                        ===============    ==================    ================     ================
                                        PHOENIX-SANFORD                                                   AIM V.I.
                                        BERNSTEIN SMALL-     PHOENIX-SENECA       PHOENIX-SENECA          CAPITAL
                                           CAP VALUE         MID-CAP GROWTH      STRATEGIC THEME        APPRECIATION
                                           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                        ---------------    ------------------    ----------------     ----------------
ASSETS
     Investment at cost                      $   15,085            $   24,845          $   14,902           $    2,622
                                        ===============    ==================    ================     ================
     Investment at market                    $   16,443            $   15,107          $   10,263           $    1,891
                                        ---------------    ------------------    ----------------     ----------------
       Total assets                              16,443                15,107              10,263                1,891
LIABILITIES
     Accrued expenses                                22                    14                   9                    2
                                        ---------------    ------------------    ----------------     ----------------
NET ASSETS                                   $   16,421            $   15,093          $   10,254           $    1,889
                                        ===============    ==================    ================     ================
Accumulation units outstanding                   17,231                27,688              19,432                2,740
                                        ===============    ==================    ================     ================
Unit value                                   $ 0.953016            $ 0.545108          $ 0.527695           $ 0.689517
                                        ===============    ==================    ================     ================



                       See Notes to Financial Statements
                                      SA-2

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2002
                                                            (CONTINUED)
                                                             FEDERATED FUND
                                                                FOR U.S.          FEDERATED HIGH
                                      AIM V.I. PREMIER         GOVERNMENT           INCOME BOND             VIP
                                           EQUITY             SECURITIES II           FUND II           CONTRAFUND(R)
                                         SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                      ----------------     ------------------    ----------------    -----------------
ASSETS
     Investment at cost                     $   20,322              $ 361,093          $   37,528           $    9,328
                                      ================     ==================    ================    =================
     Investment at market                   $   15,098              $ 377,734          $   36,851           $    8,637
                                      ----------------     ------------------    ----------------    -----------------
       Total assets                             15,098                377,734              36,851                8,637

LIABILITIES
     Accrued expenses                               15                    520                  49                   10
                                      ----------------     ------------------    ----------------    -----------------
NET ASSETS                                  $   15,083             $  377,214          $   36,802           $    8,627
                                      ================     ==================    ================    =================
Accumulation units outstanding                  23,389                338,425              37,285               10,010
                                      ================     ==================    ================    =================
Unit value                                  $ 0.644885             $ 1.114617          $ 0.987046           $ 0.861833
                                      ================     ==================    ================    =================
                                                                                                        TEMPLETON
                                          VIP GROWTH                              MUTUAL SHARES          FOREIGN
                                        OPPORTUNITIES          VIP GROWTH           SECURITIES          SECURITIES
                                          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                       ---------------     ------------------    ----------------    -----------------
ASSETS
     Investment at cost                     $   14,250             $   36,648          $   15,041           $   42,822
                                       ===============     ==================    ================    =================
     Investment at market                   $   11,450             $   25,665          $   13,194           $   34,364
                                       ---------------     ------------------    ----------------    -----------------
       Total assets                             11,450                 25,665              13,194               34,364

LIABILITIES
     Accrued expenses                               12                     23                  16                  161
                                       ---------------     ------------------    ----------------    -----------------
NET ASSETS                                  $   11,438             $   25,642          $   13,178           $   34,203
                                       ===============     ==================    ================    =================
Accumulation units outstanding                  15,732                 40,490              14,566               46,613
                                       ===============     ==================    ================    =================
Unit value                                  $ 0.727024             $ 0.633278          $ 0.904727           $ 0.733778
                                       ===============     ==================    ================    =================
                                          TEMPLETON            SCUDDER VIT                                 WANGER
                                            GROWTH           EAFE(R) EQUITY                            INTERNATIONAL
                                          SECURITIES             INDEX              TECHNOLOGY           SMALL CAP
                                          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                       ---------------     ------------------    ----------------    -----------------
ASSETS
    Investment at cost                      $   27,175             $   12,643          $    9,040           $   16,207
                                       ===============     ==================    ================    =================
    Investment at market                    $   25,559             $   10,174          $    5,683           $   13,699
                                       ---------------     ------------------    ----------------    -----------------
      Total assets                              25,559                 10,174               5,683               13,699

LIABILITIES
    Accrued expenses                                31                     56                   4                   62
                                       ---------------     ------------------    ----------------    -----------------
NET ASSETS                                  $   25,528             $   10,118          $    5,679           $   13,637
                                       ===============     ==================    ================    =================
Accumulation units outstanding                  32,267                 14,696              12,642               18,903
                                       ===============     ==================    ================    =================
Unit value                                  $ 0.791149             $ 0.686956          $ 0.449237           $ 0.721401
                                       ===============     ==================    ================    =================

                       See Notes to Financial Statements
                                      SA-3

                                             STATEMENTS OF ASSETS AND LIABILITIES
                                                      DECEMBER 31, 2002
                                                         (CONTINUED)
                                                                   WANGER U.S.
                                                                     SMALLER
                                         WANGER TWENTY              COMPANIES
                                           SUBACCOUNT              SUBACCOUNT
                                      ------------------       -----------------
ASSETS

     Investment at cost                       $   28,161              $   30,432
                                      ==================       =================
     Investment at market                     $   27,234              $   25,805
                                      ------------------       -----------------
       Total assets                               27,234                  25,805

LIABILITIES
     Accrued expenses                                 32                      28
                                      ------------------       -----------------
NET ASSETS                                    $   27,202              $   25,777
                                      ==================       =================
Accumulation units outstanding                    27,662                  31,138
                                      ==================       =================
Unit value                                    $ 0.983400              $ 0.827826
                                      ==================       =================


                       See Notes to Financial Statements
                                      SA-4

                                                       STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                       PHOENIX-              PHOENIX-          PHOENIX-AIM
                                                       ABERDEEN           ABERDEEN NEW           MID-CAP              PHOENIX-
                                                     INTERNATIONAL            ASIA                EQUITY           DEUTSCHE DOW 30
                                                     SUBACCOUNT(7)        SUBACCOUNT(4)        SUBACCOUNT(5)        SUBACCOUNT(2)
                                                  ------------------   ------------------   ------------------   ------------------
Investment income
     Distributions                                          $      -            $     106             $      -             $    324
Expenses
     Mortality, expense risk and administrative
       charges                                                   455                   44                  233                  283
                                                  ------------------   ------------------   ------------------   ------------------
Net investment income (loss)                                    (455)                  62                 (233)                  41
                                                  ------------------   ------------------   ------------------   ------------------
Net realized gain (loss) from share transactions              59,845                   (1)                 (31)                 (27)
Net realized gain distribution from Fund                           -                    -                   28                   52
Net unrealized appreciation (depreciation) on
  investment                                                       -                 (513)              (3,936)              (4,829)
                                                  ------------------   ------------------   ------------------   ------------------
Net gain (loss) on investment                                 59,845                 (514)              (3,939)              (4,804)
Net increase (decrease) in net assets resulting
  from operations                                           $ 59,390            $    (452)            $ (4,172)            $ (4,763)
                                                  ==================   ==================   ==================   ==================
                                                                                                 PHOENIX-
                                                      PHOENIX-DUFF &        PHOENIX-          ENGEMANN SMALL          PHOENIX-
                                                       PHELPS REAL         ENGEMANN             & MID-CAP           GOODWIN MONEY
                                                    ESTATE SECURITIES    CAPITAL GROWTH           GROWTH               MARKET
                                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                  ------------------   ------------------   ------------------   ------------------
Investment income
     Distributions                                          $  1,017            $       -             $      -             $ 12,141
Expenses
     Mortality, expense risk and administrative
       charges                                                   308                  112                  139               11,576
                                                  ------------------   ------------------   ------------------   ------------------
Net investment income (loss)                                     709                 (112)                (139)                 565
                                                  ------------------   ------------------   ------------------   ------------------
Net realized gain (loss) from share transactions                 178                  (26)                   3                    -
Net realized gain distribution from Fund                         148                    -                    -                    -
Net unrealized appreciation (depreciation) on
  investment                                                     370               (2,401)              (3,652)                   -
                                                  ------------------   ------------------   ------------------   ------------------
Net gain (loss) on investment                                    696               (2,427)              (3,649)                   -
Net increase (decrease) in net assets resulting
  from operations                                           $  1,405            $  (2,539)            $ (3,788)            $    565
                                                  ==================   ==================   ==================   ==================
                                                                                               PHOENIX-J.P.
                                                       PHOENIX-                                   MORGAN
                                                     GOODWIN MULTI-     PHOENIX-HOLLISTER        RESEARCH          PHOENIX-JANUS
                                                     SECTOR FIXED          VALUE EQUITY       ENHANCED INDEX      FLEXIBLE INCOME
                                                      SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                  ------------------   ------------------   ------------------   ------------------
Investment income
     Distributions                                          $  2,524            $     543             $    130             $  1,614
Expenses
     Mortality, expense risk and administrative
       charges                                                   484                  697                  178                  455
                                                  ------------------   ------------------   ------------------   ------------------
Net investment income (loss)                                   2,040                 (154)                 (48)               1,159
                                                  ------------------   ------------------   ------------------   ------------------
Net realized gain (loss) from share transactions                   9               (1,293)                (818)                  17
Net realized gain distribution from Fund                           -                    -                    -                  137
Net unrealized appreciation (depreciation) on
  investment                                                     654              (12,854)              (3,231)               1,733
                                                  ------------------   ------------------   ------------------   ------------------
Net gain (loss) on investment                                    663              (14,147)              (4,049)               1,887
                                                  ------------------   ------------------   ------------------   ------------------
Net increase (decrease) in net assets resulting
  from operations                                           $  2,703            $ (14,301)            $ (4,097)            $  3,046
                                                  ==================   ==================   ==================   ==================

                       See Notes to Financial Statements
                                      SA-5

                                                        STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                            (CONTINUED)
                                                                                                 PHOENIX-LORD       PHOENIX-MFS
                                                   PHOENIX-JANUS          PHOENIX-KAYNE         ABBETT MID-CAP    INVESTORS GROWTH
                                                      GROWTH              LARGE-CAP CORE             VALUE             STOCK
                                                    SUBACCOUNT              SUBACCOUNT(9)        SUBACCOUNT(10)     SUBACCOUNT(3)
                                                -------------------   ------------------------   ---------------   ----------------
Investment income
     Distributions                                        $       -                   $      4          $      3           $      -
Expenses
     Mortality, expense risk and
       administrative charges                                   477                      1,936                 1                282
                                                -------------------   ------------------------   ---------------   ----------------
Net investment income (loss)                                   (477)                    (1,932)                2               (282)
                                                -------------------   ------------------------   ---------------   ----------------
Net realized gain (loss) from
  share transactions                                         (8,813)                       215                 -                (11)

Net realized gain distribution from Fund                          -                          -                 -                  3
Net unrealized appreciation
  (depreciation) oninvestment                               (10,074)                        98               (12)            (5,859)
                                                -------------------   ------------------------   ---------------   ----------------
Net gain (loss) on investment                               (18,887)                       313               (12)            (5,867)
Net increase (decrease) in net
  assets resulting from operations                        $ (19,364)                  $ (1,619)         $    (10)          $ (6,149)
                                                ===================   ========================   ===============   ================
                                                                                                     PHOENIX-
                                                                             PHOENIX-                OAKHURST      PHOENIX-SANFORD
                                                    PHOENIX-MFS          OAKHURST GROWTH            STRATEGIC      BERNSTEIN GLOBAL
                                                  INVESTORS TRUST           AND INCOME              ALLOCATION           VALUE
                                                    SUBACCOUNT              SUBACCOUNT              SUBACCOUNT        SUBACCOUNT
                                                -------------------   ------------------------   ---------------   ----------------
Investment income
     Distributions                                        $      20                   $    292          $  1,061           $     48
Expenses
     Mortality, expense risk and
       administrative charges                                    60                        487               529                100
                                                -------------------   ------------------------   ---------------   ----------------
Net investment income (loss)                                    (40)                      (195)              532                (52)
                                                -------------------   ------------------------   ---------------   ----------------
Net realized gain (loss) from
  share transactions                                            (36)                       (54)             (641)            (1,150)

Net realized gain distribution from Fund                          6                          -                 -                  -
Net unrealized appreciation (depreciation)
  on investment                                              (1,011)                    (9,334)           (6,372)              (562)
                                                -------------------   ------------------------   ---------------   ----------------
Net gain (loss) on investment                                (1,041)                    (9,388)           (7,013)            (1,712)
Net increase (decrease) in
  net assets resulting from operations                    $  (1,081)                  $ (9,583)         $ (6,481)          $ (1,764)
                                                ===================   ========================   ===============   ================
                                                   PHOENIX-SANFORD        PHOENIX-SANFORD
                                                    BERNSTEIN MID-        BERNSTEIN SMALL-        PHOENIX-SENECA    PHOENIX-SENECA
                                                      CAP VALUE             CAP VALUE             MID-CAP GROWTH   STRATEGIC THEME
                                                     SUBACCOUNT            SUBACCOUNT(6)            SUBACCOUNT        SUBACCOUNT
                                                -------------------   ------------------------   ---------------   ----------------
Investment income
     Distributions                                        $     183                   $     70          $      -           $      -
Expenses
     Mortality, expense risk and
       administrative charges                                   203                         69               225                127
                                                -------------------   ------------------------   ---------------   ----------------
Net investment income (loss)                                    (20)                         1              (225)              (127)
                                                -------------------   ------------------------   ---------------   ----------------
Net realized gain (loss) from
  share transactions                                           (447)                      (414)              (48)               (53)

Net realized gain distribution from Fund                      1,835                        724                 -                  -
Net unrealized appreciation (depreciation)
  on investment                                                 134                      1,358            (7,261)            (4,586)
                                                -------------------   ------------------------   ---------------   ----------------
Net gain (loss) on investment                                 1,522                      1,668            (7,309)            (4,639)
Net increase (decrease) in net assets
  resulting from operations                               $   1,502                   $  1,669          $ (7,534)          $ (4,766)
                                                ===================   ========================   ===============   ================

                       See Notes to Financial Statements
                                      SA-6

                                                   STATEMENTS OF OPERATIONS
                                             FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                          (CONTINUED)
                                                                                                  FEDERATED FUND
                                                                                                      FOR U.S.        FEDERATED HIGH
                                                      AIM V.I. CAPITAL      AIM V.I. PREMIER        GOVERNMENT         INCOME BOND
                                                        APPRECIATION            EQUITY             SECURITIES II         FUND II
                                                         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT        SUBACCOUNT(1)
                                                    -------------------    ------------------    -----------------    -------------
Investment income
     Distributions                                            $       -             $      61            $   7,280         $  1,817
Expenses
     Mortality, expense risk and administrative
       charges                                                       30                   194                3,945              310
                                                    -------------------    ------------------    -----------------    -------------
Net investment income (loss)                                        (30)                 (133)               3,335            1,507
                                                    -------------------    ------------------    -----------------    -------------
Net realized gain (loss) from share transactions                     (6)                 (306)                 271                1
Net realized gain distribution from Fund                              -                     -                    -                -
Net unrealized appreciation (depreciation) on
  investment                                                       (610)               (5,196)              17,242             (677)
                                                    -------------------     -----------------    -----------------    -------------
Net gain (loss) on investment                                      (616)               (5,502)              17,513             (676)
Net increase (decrease) in net assets resulting
  from operations                                             $    (646)             $ (5,635)           $  20,848         $    831
                                                    ===================     =================    =================    =============
                                                                               VIP GROWTH                            MUTUAL SHARES
                                                       VIP CONTRAFUND(R)      OPPORTUNITIES          VIP GROWTH        SECURITIES
                                                        SUBACCOUNT(1)           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                                    -------------------     -----------------    -----------------    -------------
Investment income
     Distributions                                            $      43              $     29            $      32         $    116
Expenses
     Mortality, expense risk and administrative
       charges                                                      112                   139                  385              173
                                                    -------------------     -----------------    -----------------    -------------
Net investment income (loss)                                        (69)                 (110)                (353)             (57)
                                                    -------------------     -----------------    -----------------    -------------
Net realized gain (loss) from share transactions                    (16)                  (25)              (1,649)             (58)
Net realized gain distribution from Fund                              -                     -                    -              287
Net unrealized appreciation (depreciation) on
  investment                                                       (691)               (3,019)             (10,036)          (1,840)
                                                    -------------------     -----------------    -----------------    -------------
Net gain (loss) on investment                                      (707)               (3,044)             (11,685)          (1,611)
Net increase (decrease) in net assets resulting
  from operations                                             $    (776)             $ (3,154)           $ (12,038)        $ (1,668)
                                                    ===================     =================    =================    =============
                                                         TEMPLETON               TEMPLETON           SCUDDER VIT
                                                          FOREIGN                 GROWTH           EAFE(R) EQUITY
                                                         SECURITIES             SECURITIES             INDEX           TECHNOLOGY
                                                         SUBACCOUNT            SUBACCOUNT(1)         SUBACCOUNT       SUBACCOUNT(4)
                                                    -------------------     -----------------    -----------------    -------------
Investment income
     Distributions                                            $   2,329              $    350            $     163         $      -
Expenses
     Mortality, expense risk and administrative
       charges                                                    3,785                   191                  570               61
                                                    -------------------     -----------------    -----------------    -------------
Net investment income (loss)                                     (1,456)                  159                 (407)             (61)
                                                    -------------------     -----------------    -----------------    -------------
Net realized gain (loss) from share transactions                173,954                  (521)              46,486              (32)
Net realized gain distribution from Fund                              -                   344                    -                -
Net unrealized appreciation (depreciation) on
  investment                                                    (20,090)               (1,616)              (2,611)          (3,357)
                                                    -------------------     -----------------    -----------------    -------------
Net gain (loss) on investment                                   153,864                (1,793)              43,875           (3,389)
Net increase (decrease) in net assets resulting
  from operations                                             $ 152,408              $ (1,634)           $  43,468         $ (3,450)
                                                    ===================     =================    =================    =============



                       See Notes to Financial Statements
                                      SA-7

                                                        STATEMENTS OF OPERATIONS
                                                FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                              (CONTINUED)
                                                               WANGER                               WANGER
                                                            INTERNATIONAL         WANGER         U.S. SMALLER
                                                              SMALL CAP           TWENTY          COMPANIES
                                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                           --------------       -----------      ------------
Investment income
     Distributions                                              $       -          $      -          $      -
Expenses
     Mortality, expense risk and administrative charges             2,250               284               312
                                                           --------------       -----------      ------------
Net investment income (loss)                                       (2,250)             (284)             (312)
                                                           --------------       -----------      ------------
Net realized gain (loss) from share transactions                  119,195               (14)              (38)
Net realized gain distribution from Fund                                -                 -                 -
Net unrealized appreciation (depreciation) on investment          (13,765)           (1,056)           (5,034)
                                                           --------------       -----------      ------------
Net gain (loss) on investment                                     105,430            (1,070)           (5,072)
Net increase (decrease) in net assets resulting from
  operations                                                    $ 103,180          $ (1,354)         $ (5,384)
                                                           ==============       ===========      ============














Footnotes for Statements of Operations
For the period ended December 31, 2002

(1) From inception January 22, 2002 to December 31, 2002.
(2) From inception February 22, 2002 to December 31, 2002.
(3) From inception March 25, 2002 to December 31, 2002.
(4) From inception April 10, 2002 to December 31, 2002.
(5) From inception April 11, 2002 to December 31, 2002.
(6) From inception April 23,2002 to December 31, 2002.
(7) From inception June 17, 2002 to December 31, 2002.
(8) From inception July 29, 2002 to December 31, 2002.
(9) From inception October 29, 2002 to December 31, 2002.
(10) From inception December 06, 2002 to December 31, 2002.


                       See Notes to Financial Statements
                                      SA-8

                                                  STATEMENTS OF CHANGES IN NET ASSETS
                                                 FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                         PHOENIX-               PHOENIX-                                PHOENIX-
                                                        ABERDEEN             ABERDEEN NEW         PHOENIX-AIM          DEUTSCHE
                                                      INTERNATIONAL              ASIA            MID-CAP EQUITY         DOW 30
                                                      SUBACCOUNT(7)          SUBACCOUNT(4)        SUBACCOUNT(5)      SUBACCOUNT(2)
                                                   ------------------       --------------      ----------------     -------------
FROM OPERATIONS
     Net investment income (loss)                           $    (455)            $     62             $    (233)      $        41
     Net realized gain (loss)                                  59,845                   (1)                   (3)               25
     Net unrealized appreciation (depreciation)                     -                 (513)               (3,936)           (4,829)
                                                   ------------------       --------------      ----------------     -------------
     Net increase (decrease) resulting from
       operations                                              59,390                 (452)               (4,172)           (4,763)
                                                   ------------------       --------------      ----------------     -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           -                4,564                26,375            28,117
     Participant transfers                                    (59,400)                   -                     -                 -
     Participant withdrawals                                       10                    -                     -                 -
                                                   ------------------       --------------      ----------------     -------------
     Net increase (decrease) in net assets
       resulting from participant transactions                (59,400)               4,564                26,375            28,117
                                                   ------------------       --------------      ----------------     -------------
     Net increase (decrease) in net assets                          1                4,112                22,203            23,354
NET ASSETS
     Beginning of period                                            -                    -                     -                 -
                                                   ------------------       --------------      ----------------     -------------
     End of period                                          $       -             $  4,112             $  22,203       $    23,354
                                                   ==================       ==============      ================     =============
                                                                                                    PHOENIX-
                                                     PHOENIX-DUFF &            PHOENIX-          ENGEMANN SMALL        PHOENIX-
                                                       PHELPS REAL             ENGEMANN             & MID-CAP        GOODWIN MONEY
                                                    ESTATE SECURITIES       CAPITAL GROWTH           GROWTH             MARKET
                                                       SUBACCOUNT             SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                   ------------------       --------------      ----------------     -------------
FROM OPERATIONS
     Net investment income (loss)                           $     709             $   (112)            $    (139)      $       565
     Net realized gain (loss)                                     326                  (26)                    3                 -
     Net unrealized appreciation (depreciation)                   370               (2,401)               (3,652)                -
                                                   ------------------       --------------      ----------------     -------------
     Net increase (decrease) resulting from
       operations                                               1,405               (2,539)               (3,788)              565
                                                   ------------------       --------------      ----------------     -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      29,226                    -                 9,129           521,824
     Participant transfers                                      6,007                1,441                 3,144         1,439,762
     Participant withdrawals                                  (14,853)                   -                    (7)       (5,408,229)
                                                   ------------------       --------------      ----------------     -------------
     Net increase (decrease) in net assets
       resulting from participant transactions                 20,380                1,441                12,266        (3,446,643)
                                                   ------------------       --------------      ----------------     -------------
     Net increase (decrease) in net assets                     21,785               (1,098)                8,478        (3,446,078)
NET ASSETS
     Beginning of period                                        4,917                8,336                 4,319         4,168,694
                                                   ------------------       --------------      ----------------     -------------
     End of period                                          $  26,702             $  7,238             $  12,797       $   722,616
                                                   ==================       ==============      ================     =============



                       See Notes to Financial Statements
                                      SA-9

                                                  STATEMENTS OF CHANGES IN NET ASSETS
                                                 FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                               (CONTINUED)
                                                           PHOENIX-                               PHOENIX-J.P.
                                                        GOODWIN MULTI-                              MORGAN
                                                         SECTOR FIXED       PHOENIX-HOLLISTER      RESEARCH          PHOENIX-JANUS
                                                            INCOME             VALUE EQUITY      ENHANCED INDEX     FLEXIBLE INCOME
                                                         SUBACCOUNT             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       ----------------    ------------------    --------------    ----------------
FROM OPERATIONS
     Net investment income (loss)                             $   2,040             $    (154)         $    (48)          $   1,159
     Net realized gain (loss)                                         9                (1,293)             (818)                154
     Net unrealized appreciation (depreciation)                     654               (12,854)           (3,231)              1,733
                                                       ----------------    ------------------    --------------    ----------------
     Net increase (decrease) resulting from
       operations                                                 2,703               (14,301)           (4,097)              3,046
                                                       ----------------    ------------------    --------------    ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        30,736                43,063            11,657              24,801
     Participant transfers                                         (934)                4,005             5,232                (976)
     Participant withdrawals                                     (3,427)               (4,981)           (3,945)             (3,426)
                                                       ----------------    ------------------    --------------    ----------------
     Net increase (decrease) in net assets resulting
       from participant transactions                             26,375               42,087             12,944              20,399
                                                       ----------------    ------------------    --------------    ----------------
     Net increase (decrease) in net assets                       29,078                27,786             8,847              23,445
NET ASSETS
     Beginning of period                                          7,948                30,512             4,374              18,235
                                                       ----------------    ------------------    --------------    ----------------
     End of period                                            $  37,026             $  58,298          $ 13,221           $  41,680
                                                       ================    ==================    ==============    ================
                                                                                                  PHOENIX-LORD       PHOENIX-MFS
                                                        PHOENIX-JANUS         PHOENIX-KAYNE      ABBETT MID-CAP    INVESTORS GROWTH
                                                           GROWTH             LARGE-CAP CORE         VALUE              STOCK
                                                         SUBACCOUNT           SUBACCOUNT(9)      SUBACCOUNT(10)      SUBACCOUNT(3)
                                                       ----------------    ------------------    --------------    ----------------
FROM OPERATIONS
     Net investment income (loss)                             $    (477)           $   (1,932)         $      2           $    (282)
     Net realized gain (loss)                                    (8,813)                  215                 -                  (8)
     Net unrealized appreciation (depreciation)                 (10,074)                   98               (12)             (5,859)
     Net increase (decrease) resulting from            ----------------    ------------------    --------------    ----------------
       operations                                               (19,364)               (1,619)              (10)             (6,149)
                                                       ----------------    ------------------    --------------    ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        14,065                     -                 -              38,034
     Participant transfers                                       29,688                 3,451             1,000               2,420
     Participant withdrawals                                     (1,838)                    -                 -                   -
                                                       ----------------    ------------------    --------------    ----------------
     Net increase (decrease) in net assets resulting
       from participant transactions                             41,915                 3,451             1,000              40,454
                                                       ----------------    ------------------    --------------    ----------------
     Net increase (decrease) in net assets                       22,551                 1,832               990              34,305
NET ASSETS
     Beginning of period                                          4,010                     -                 -                   -
                                                       ----------------    ------------------    --------------    ----------------
     End of period                                            $  26,561            $    1,832          $    990           $  34,305
                                                       ================    ==================    ==============    ================



                       See Notes to Financial Statements
                                     SA-10

                                            STATEMENTS OF CHANGES IN NET ASSETS
                                           FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                         (CONTINUED)
                                                                                                   PHOENIX-
                                                                                 PHOENIX-          OAKHURST        PHOENIX-SANFORD
                                                              PHOENIX-MFS    OAKHURST GROWTH       STRATEGIC       BERNSTEIN GLOBAL
                                                           INVESTORS TRUST      AND INCOME         ALLOCATION            VALUE
                                                              SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                           ---------------   ----------------    --------------    ----------------
FROM OPERATIONS
     Net investment income (loss)                                $     (40)          $   (195)        $     532            $    (52)
     Net realized gain (loss)                                          (30)               (54)             (641)             (1,150)
     Net unrealized appreciation (depreciation)                     (1,011)            (9,334)           (6,372)               (562)
                                                           ---------------   ----------------    --------------     ----------------
     Net increase (decrease) resulting from operations              (1,081)            (9,583)           (6,481)             (1,764)
                                                           ---------------   ----------------    --------------     ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                                -             11,175            17,539                   -
     Participant transfers                                             542                867            35,018               3,144
     Participant withdrawals                                          (286)              (290)                -              (6,205)
                                                           ---------------   ----------------    --------------     ----------------
     Net increase (decrease) in net assets resulting
       from participant transactions                                   256             11,752            52,557              (3,061)
                                                           ---------------   ----------------    --------------     ----------------
     Net increase (decrease) in net assets                            (825)             2,169            46,076              (4,825)
NET ASSETS
     Beginning of period                                             4,879             30,312             3,008               8,844
                                                           ---------------   ----------------    --------------     ----------------
     End of period                                               $   4,054           $ 32,481         $  49,084            $  4,019
                                                           ===============   ================    ==============     ================
                                                           PHOENIX-SANFORD   PHOENIX-SANFORD
                                                            BERNSTEIN MID-   BERNSTEIN SMALL-    PHOENIX-SENECA      PHOENIX-SENECA
                                                              CAP VALUE         CAP VALUE        MID-CAP GROWTH     STRATEGIC THEME
                                                              SUBACCOUNT       SUBACCOUNT(6)       SUBACCOUNT          SUBACCOUNT
                                                           ---------------   ----------------    --------------     ----------------
FROM OPERATIONS
     Net investment income (loss)                                $     (20)          $      1         $    (225)           $   (127)
     Net realized gain (loss)                                        1,388                310               (48)                (53)
     Net unrealized appreciation (depreciation)                        134              1,358            (7,261)             (4,586)
                                                           ---------------   ----------------    --------------     ----------------
     Net increase (decrease) resulting from operations               1,502              1,669            (7,534)             (4,766)
                                                           ---------------   ----------------    --------------     ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           18,909             20,167             9,130               9,129
     Participant transfers                                          (1,490)            (2,915)                -               1,285
     Participant withdrawals                                        (2,500)            (2,500)                -                (265)
                                                           ---------------   ----------------    --------------     ----------------
     Net increase (decrease) in net assets resulting
       from participant transactions                                14,919             14,752             9,130              10,149
                                                           ---------------   ----------------    --------------     ----------------
     Net increase (decrease) in net assets                          16,421             16,421             1,596               5,383
NET ASSETS
     Beginning of period                                             8,859                  -            13,497               4,871
                                                           ---------------   ----------------    --------------     ----------------
     End of period                                               $  25,280           $ 16,421         $  15,093            $ 10,254
                                                           ===============   ================    ==============     ================



                       See Notes to Financial Statements
                                     SA-11

                                            STATEMENTS OF CHANGES IN NET ASSETS
                                          FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                       (CONTINUED)
                                                                                                 FEDERATED FUND
                                                                                                    FOR U.S.       FEDERATED HIGH
                                                         AIM V.I. CAPITAL    AIM V.I. PREMIER     GOVERNMENT       INCOME BOND
                                                          APPRECIATION            EQUITY          SECURITIES II        FUND II
                                                           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(1)
                                                        -----------------    ----------------    ---------------    --------------
FROM OPERATIONS
     Net investment income (loss)                                 $   (30)           $   (133)         $   3,335          $  1,507
     Net realized gain (loss)                                          (6)               (306)               271                 1
     Net unrealized appreciation (depreciation)                      (610)             (5,196)            17,242              (677)
                                                        -----------------    ----------------    ---------------     -------------
     Net increase (decrease) resulting from operations               (646)             (5,635)            20,848               831
                                                        -----------------    ----------------    ---------------     -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                               -              17,709            116,345            35,096
     Participant transfers                                              -                 887            145,121               875
     Participant withdrawals                                           (3)             (2,409)           (20,253)                -
                                                        -----------------    ----------------    ---------------     -------------
     Net increase (decrease) in net assets resulting
       from participant transactions                                   (3)             16,187            241,213            35,971
                                                        -----------------    ----------------    ---------------     -------------
     Net increase (decrease) in net assets                           (649)             10,552            262,061            36,802
NET ASSETS
     Beginning of period                                            2,538               4,531            115,153                 -
                                                        -----------------    ----------------    ---------------     -------------
     End of period                                                $ 1,889            $ 15,083          $ 377,214          $ 36,802
                                                        =================    ================    ===============     =============
                                                                               VIP GROWTH                            MUTUAL SHARES
                                                        VIP CONTRAFUND(R)     OPPORTUNITIES          VIP GROWTH        SECURITIES
                                                          SUBACCOUNT(1)         SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                                        -----------------    ----------------    ---------------     -------------
FROM OPERATIONS
     Net investment income (loss)                                 $   (69)           $   (110)         $    (353)         $    (57)
     Net realized gain (loss)                                         (16)                (25)            (1,649)              229
     Net unrealized appreciation (depreciation)                      (691)             (3,019)           (10,036)           (1,840)
                                                        -----------------    ----------------    ---------------     -------------
     Net increase (decrease) resulting from operations               (776)             (3,154)           (12,038)           (1,668)
                                                        -----------------    ----------------    ---------------     -------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                           9,427              10,880             25,632             9,425
     Participant transfers                                            (24)                  -             (6,623)              814
     Participant withdrawals                                            -                   -             (2,038)             (310)
                                                        -----------------    ----------------    ---------------     -------------
     Net increase (decrease) in net assets  resulting
       from participant transactions                                9,403              10,880             16,971             9,929
                                                        -----------------    ----------------    ---------------     -------------
     Net increase (decrease) in net assets                          8,627               7,726              4,933             8,261
NET ASSETS
     Beginning of period                                                -               3,712             20,709             4,917
                                                        -----------------    ----------------    ---------------     -------------
     End of period                                                $ 8,627            $ 11,438          $  25,642          $ 13,178
                                                        =================    ================    ===============     =============


                       See Notes to Financial Statements
                                     SA-12

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                             (CONTINUED)
                                                              TEMPLETON         TEMPLETON          SCUDDER VIT
                                                               FOREIGN           GROWTH          EAFE(R) EQUITY
                                                             SECURITIES        SECURITIES            INDEX           TECHNOLOGY
                                                             SUBACCOUNT       SUBACCOUNT(1)        SUBACCOUNT       SUBACCOUNT(4)
                                                          --------------     --------------     ---------------    --------------
FROM OPERATIONS
     Net investment income (loss)                             $   (1,456)         $     159           $    (407)         $    (61)
     Net realized gain (loss)                                    173,954               (177)             46,486               (32)
     Net unrealized appreciation (depreciation)                  (20,090)            (1,616)             (2,611)           (3,357)
                                                          --------------     --------------     ---------------    --------------
     Net increase (decrease) resulting from  operations          152,408             (1,634)             43,468            (3,450)
                                                          --------------     --------------     ---------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         39,661             32,751               4,200             9,129
     Participant transfers                                      (679,086)            (3,089)            (41,783)                -
     Participant withdrawals                                          (4)            (2,500)             (4,293)                -
                                                          --------------     --------------     ---------------    --------------
     Net increase (decrease) in net assets  resulting
       from participant transactions                            (639,429)            27,162             (41,876)            9,129
                                                          --------------     --------------     ---------------    --------------
     Net increase (decrease) in net assets                      (487,021)            25,528               1,592             5,679
NET ASSETS
     Beginning of period                                         521,224                  -               8,526                 -
                                                          --------------     --------------     ---------------    --------------
     End of period                                            $   34,203          $  25,528           $  10,118          $  5,679
                                                          ==============     ==============     ===============    ==============
                                                             WANGER                                WANGER U.S.
                                                          INTERNATIONAL                              SMALLER
                                                            SMALL CAP        WANGER TWENTY          COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          --------------     --------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                             $   (2,250)         $    (284)          $    (312)
     Net realized gain (loss)                                    119,195                (14)                (38)
     Net unrealized appreciation (depreciation)                  (13,765)            (1,056)             (5,034)
                                                          --------------     --------------     ---------------
     Net increase (decrease) resulting from operations           103,180             (1,354)             (5,384)
                                                          --------------     --------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          6,829             26,150              15,727
     Participant transfers                                      (613,433)                 -               2,264
     Participant withdrawals                                           -               (207)               (291)
                                                          --------------     --------------     ---------------
     Net increase (decrease) in net assets  resulting
       from participant transactions                            (606,604)            25,943              17,700
                                                          --------------     --------------     ---------------
     Net increase (decrease) in net assets                      (503,424)            24,589              12,316
NET ASSETS
     Beginning of period                                         517,061              2,613              13,461
                                                          --------------     --------------     ---------------
     End of period                                            $   13,637          $  27,202           $  25,777
                                                          ==============     ==============     ===============





Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1)  From inception January 22, 2002 to December 31, 2002.               (6)  From inception April 23, 2002 to December 31, 2002.
(2)  From inception February 22, 2002 to December 31, 2002.              (7)  From inception June 17, 2002 to December 31, 2002.
(3)  From inception March 25, 2002 to December 31, 2002.                 (8)  From inception July 29, 2002 to December 31, 2002.
(4)  From inception April 10, 2002 to December 31,2002.                  (9)  From inception October 29, 2002 to December 31, 2002.
(5)  From inception April 11, 2002 to December 31,2002.                  (10) From inception December 06, 2002 to December 31, 2002.


                       See Notes to Financial Statements
                                     SA-13

                                                    STATEMENTS OF CHANGES IN NET ASSETS
                                                   FOR THE PERIOD ENDED DECEMBER 31, 2001
                                                                                                PHOENIX-
                                                   PHOENIX-DUFF &           PHOENIX-         ENGEMANN SMALL        PHOENIX-
                                                     PHELPS REAL            ENGEMANN            & MID-CAP        GOODWIN MONEY
                                                  ESTATE SECURITIES      CAPITAL GROWTH          GROWTH             MARKET
                                                   SUBACCOUNT(12)          SUBACCOUNT(3)      SUBACCOUNT(9)      SUBACCOUNT(4)
                                                  -----------------      ---------------     ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                          $     (1)           $     (30)           $     (8)        $     2,422
     Net realized gain (loss)                                     -                   26                   -                   -
     Net unrealized appreciation (depreciation)                  (7)                 207                 482                   -
                                                  -----------------      ---------------     ---------------     ---------------
     Net increase (decrease) resulting from
       operations                                                (8)                 203                 474               2,422
                                                  -----------------      ---------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                     4,925                  960               2,500           5,388,404
     Participant transfers                                        -                7,173               1,345            (831,989)
     Participant withdrawals                                      -                    -                   -            (390,143)
                                                  -----------------      ---------------     ---------------     ---------------
     Net increase (decrease) in net assets
       resulting from participant transactions                4,925                8,133               3,845           4,166,272
                                                  -----------------      ---------------     ---------------     ---------------
Net increase (decrease) in net assets                         4,917                8,336               4,319           4,168,694
NET ASSETS
     Beginning of period                                          -                    -                   -                   -
                                                  -----------------      ---------------     ---------------     ---------------
     End of period                                         $  4,917            $   8,336            $  4,319         $ 4,168,694
                                                  =================      ===============     ===============     ===============
                                                                          PHOENIX-J.P.
                                                   PHOENIX-HOLLISTER    MORGAN RESEARCH       PHOENIX-JANUS      PHOENIX-JANUS
                                                      VALUE EQUITY       ENHANCED INDEX        CORE EQUITY       FLEXIBLE INCOME
                                                      SUBACCOUNT(1)      SUBACCOUNT(8)         SUBACCOUNT(7)      SUBACCOUNT(3)
                                                  -----------------      ---------------     ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                          $    (47)           $       -            $     53         $       194
     Net realized gain (loss)                                   420                    -                  23                 (61)
     Net unrealized appreciation (depreciation)              (2,295)                  49                (774)               (498)
                                                  -----------------      ---------------     ---------------     ---------------
     Net increase (decrease) resulting from
       operations                                            (1,922)                  49                (698)               (365)
                                                  -----------------      ---------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                    40,844                4,000              34,861              22,925
     Participant transfers                                    2,400                  325                   -                   -
     Participant withdrawals                                (10,810)                   -              (1,914)             (4,325)
                                                  -----------------      ---------------     ---------------     ---------------
     Net increase (decrease) in net assets
       resulting from participant transactions               32,434                4,325              32,947              18,600
                                                  -----------------      ---------------     ---------------     ---------------
     Net increase (decrease) in net assets                   30,512                4,374              32,249              18,235
                                                  -----------------      ---------------     ---------------     ---------------
NET ASSETS
     Beginning of period                                          -                    -                   -                   -
                                                  -----------------      ---------------     ---------------     ---------------
     End of period                                         $ 30,512            $   4,374            $ 32,249         $    18,235
                                                  =================      ===============     ===============     ===============
                                                                                                                      PHOENIX-
                                                                             PHOENIX-           PHOENIX-             OAKHURST
                                                    PHOENIX-MFS             OAKHURST         OAKHURST GROWTH         STRATEGIC
                                                   INVESTORS TRUST          BALANCED            AND INCOME          ALLOCATION
                                                   SUBACCOUNT(12)         SUBACCOUNT(1)      SUBACCOUNT(10)        SUBACCOUNT(5)
                                                  ----------------       ---------------     ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                          $    (1)            $     271            $     37        $         21
     Net realized gain (loss)                                    -                   572                  19                   -
     Net unrealized appreciation (depreciation)                (45)                  (89)                391                 (13)
                                                  ----------------       ---------------     ---------------     ---------------
     Net increase (decrease) resulting from
       operations                                              (46)                  754                 447                   8
                                                  ----------------       ---------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                    4,925                17,093              31,515               3,000
     Participant transfers                                       -                 7,199                   -                   -
     Participant withdrawals                                     -                  (261)             (1,650)                  -
                                                  ----------------       ---------------     ---------------     ---------------
     Net increase (decrease) in net assets
       resulting from participant transactions               4,925                24,031              29,865               3,000
                                                  ----------------       ---------------     ---------------     ---------------
Net increase (decrease) in net assets                        4,879                24,785              30,312               3,008
NET ASSETS
    Beginning of period                                          -                     -                   -                   -
                                                  ----------------       ---------------     ---------------     ---------------
    End of period                                          $ 4,879             $  24,785            $ 30,312       $       3,008
                                                  =================      ===============     ===============     ===============
                                                   PHOENIX-SANFORD                              PHOENIX-               AIM V.I.
                                                   BERNSTEIN  MID-       PHOENIX-SENECA          SENECA               CAPITAL
                                                      CAP VALUE          MID-CAP GROWTH      STRATEGIC THEME       APPRECIATION
                                                    SUBACCOUNT(2)         SUBACCOUNT(1)      SUBACCOUNT(12)       SUBACCOUNT(11)
                                                  ----------------       ---------------     ---------------     ---------------
FROM OPERATIONS
     Net investment income (loss)                          $    27            $    (159)           $     (1)       $         (4)
     Net realized gain (loss)                                  (37)                    -                   -                 204
     Net unrealized appreciation (depreciation)              1,019                (2,477)                (53)               (121)
                                                  ----------------       ---------------     ---------------     ---------------
     Net increase (decrease) resulting from
       operations                                            1,009                (2,636)                (54)                 79
                                                  ----------------       ---------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                    7,171                16,133               4,925               2,459
     Participant transfers                                   7,520                     -                   -                   -
     Participant withdrawals                                (6,841)                    -                   -                   -
                                                  ----------------       ---------------     ---------------     ---------------
     Net increase (decrease) in net assets
       resulting from participant transactions               7,850                16,133               4,925               2,459
                                                  ----------------       ---------------     ---------------     ---------------
     Net increase (decrease) in net assets                   8,859                13,497               4,871               2,538
NET ASSETS
     Beginning of period                                         -                     -                   -                   -
                                                  ----------------       ---------------     ---------------     ---------------
     End of period                                         $ 8,859             $  13,497            $  4,871        $      2,538
                                                  ================       ===============     ===============     ===============
                                                      PHOENIX-
                                                   GOODWIN MULTI-
                                                    SECTOR FIXED
                                                       INCOME
                                                    SUBACCOUNT(3)
                                                  ----------------
FROM OPERATIONS
     Net investment income (loss)                          $   117
     Net realized gain (loss)                                  (56)
     Net unrealized appreciation (depreciation)                (95)
                                                  ----------------
     Net increase (decrease) resulting from
       operations                                              (34)
                                                  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                    7,982
     Participant transfers                                       -
     Participant withdrawals                                     -
                                                  ----------------
     Net increase (decrease) in net assets
       resulting from participant transactions               7,982
                                                  ----------------
Net increase (decrease) in net assets                        7,948
NET ASSETS
     Beginning of period                                         -
                                                  ----------------
     End of period                                         $ 7,948
                                                  ================
                                                    PHOENIX-JANUS
                                                      GROWTH
                                                    SUBACCOUNT(9)
                                                  ----------------
FROM OPERATIONS
     Net investment income (loss)                          $    (8)
     Net realized gain (loss)                                    -
     Net unrealized appreciation (depreciation)                178
                                                  ----------------
     Net increase (decrease) resulting from
       operations                                              170
                                                  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                    2,500
     Participant transfers                                   1,397
     Participant withdrawals                                   (57)
                                                  ----------------
     Net increase (decrease) in net assets
       resulting from participant transactions               3,840
                                                  ----------------
     Net increase (decrease) in net assets                   4,010
                                                  ----------------
NET ASSETS
     Beginning of period                                         -
                                                  ----------------
     End of period                                         $ 4,010
                                                  ================
                                                  PHOENIX-SANFORD
                                                  BERNSTEIN GLOBAL
                                                       VALUE
                                                    SUBACCOUNT(8)
                                                  ----------------
FROM OPERATIONS
     Net investment income (loss)                          $    36
     Net realized gain (loss)                                   57
     Net unrealized appreciation (depreciation)               (146)
                                                  ----------------
     Net increase (decrease) resulting from
       operations                                              (53)
                                                  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                    7,500
     Participant transfers                                   1,397
     Participant withdrawals                                     -
                                                  ----------------
     Net increase (decrease) in net assets
       resulting from participant transactions               8,897
                                                  ----------------
Net increase (decrease) in net assets                        8,844
NET ASSETS
    Beginning of period                                          -
                                                  ----------------
    End of period                                          $ 8,844
                                                  ================
                                                  AIM V.I. VALUE
                                                  SUBACCOUNT(8)
                                                  ----------------
FROM OPERATIONS
     Net investment income (loss)                          $    (8)
     Net realized gain (loss)                                   91
     Net unrealized appreciation (depreciation)                (28)
                                                  ----------------
     Net increase (decrease) resulting from
       operations                                               55
                                                  ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                    4,476
     Participant transfers                                       -
     Participant withdrawals                                     -
                                                  ----------------
     Net increase (decrease) in net assets
       resulting from participant transactions               4,476
                                                  ----------------
     Net increase (decrease) in net assets                   4,531
NET ASSETS
     Beginning of period                                         -
                                                  ----------------
     End of period                                         $ 4,531
                                                  ================


                       See Notes to Financial Statements
                                     SA-14

                                                      STATEMENTS OF CHANGES IN NET ASSETS
                                                     FOR THE PERIOD ENDED DECEMBER31, 2001
                                                                 (CONTINUED)
                                                                         FEDERATED FUND
                                                        DEUTSCHE VIT         FOR U.S.       FEDERATED HIGH
                                                       EAFE(R) EQUITY      GOVERNMENT        INCOME BOND      VIP CONTRAFUND(R)
                                                            INDEX         SECURITIES II        FUND II            PORTFOLIO
                                                       SUBACCOUNT(10)     SUBACCOUNT(1)     SUBACCOUNT(3)       SUBACCOUNT(3)
                                                      --------------     ---------------    --------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                           $     (29)         $     105         $       -            $       -
     Net realized gain (loss)                                     (39)              (262)              105                   89
     Net unrealized appreciation (depreciation)                   142               (601)                -                    -
                                                      ---------------    ---------------    --------------    -----------------
     Net increase (decrease) resulting from
       operations                                                  74               (758)              105                   89
                                                      ---------------    ---------------    --------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      12,000            131,036                 -                    -
     Participant transfers                                          -               (581)                -                    -
     Participant withdrawals                                   (3,548)           (14,544)             (105)                 (89)
                                                      ---------------    ---------------    --------------    -----------------
     Net increase (decrease) in net assets
       resulting from participant transactions                  8,452            115,911              (105)                 (89)
                                                      ---------------    ---------------    --------------    -----------------
     Net increase (decrease) in net assets                      8,526            115,153                 -                    -
NET ASSETS
     Beginning of period                                            -                  -                 -                    -
                                                      ---------------    ---------------    --------------    -----------------
     End of period                                          $   8,526          $ 115,153         $       -            $       -
                                                      ===============    ===============    ==============    =================
                                                                                               TEMPLETON             WANGER
                                                        VIP GROWTH        MUTUAL SHARES     INTERNATIONAL        INTERNATIONAL
                                                        PORTFOLIO          SECURITIES         SECURITIES           SMALL CAP
                                                       SUBACCOUNT(7)      SUBACCOUNT(2)      SUBACCOUNT(7)      SUBACCOUNT(6)
                                                      ---------------    ---------------    --------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                           $     (87)         $      26         $  (3,065)           $    (636)
     Net realized gain (loss)                                       1                (64)          153,841                1,496
     Net unrealized appreciation (depreciation)                  (947)                (7)           11,632               11,257
                                                      ---------------    ---------------    --------------    -----------------
     Net increase (decrease) resulting from
       operations                                              (1,033)               (45)          162,408               12,117
                                                      ---------------    ---------------    --------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      21,742             11,136            12,044                  960
     Participant transfers                                          -                654           346,772              503,984
     Participant withdrawals                                        -             (6,828)                -                    -
                                                      ---------------    ---------------    --------------    -----------------
     Net increase (decrease) in net assets
       resulting from participant transactions                 21,742              4,962           358,816              504,944
                                                      ---------------    ---------------    --------------    -----------------
     Net increase (decrease) in net assets                     20,709              4,917           521,224              517,061
NET ASSETS
     Beginning of period                                            -                  -                 -                    -
                                                      ---------------    ---------------    --------------    -----------------
     End of period                                          $  20,709          $   4,917         $ 521,224            $ 517,061
                                                      ===============    ===============    ==============    =================
                                                       VIP GROWTH
                                                      OPPORTUNITIES
                                                         PORTFOLIO
                                                       SUBACCOUNT(3)
                                                      ---------------
FROM OPERATIONS
     Net investment income (loss)                           $     (13)
     Net realized gain (loss)                                     191
     Net unrealized appreciation (depreciation)                   219
                                                      ---------------
     Net increase (decrease) resulting from
       operations                                                 397
                                                      ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       5,000
     Participant transfers                                          -
     Participant withdrawals                                   (1,685)
                                                      ---------------
     Net increase (decrease) in net assets
       resulting from participant transactions                  3,315
                                                      ---------------
     Net increase (decrease) in net assets                      3,712
NET ASSETS
     Beginning of period                                            -
                                                      ---------------
     End of period                                          $   3,712
                                                      ===============
                                                       WANGER TWENTY
                                                       SUBACCOUNT(11)
                                                      ---------------
FROM OPERATIONS
     Net investment income (loss)                           $      (4)
     Net realized gain (loss)                                       -
     Net unrealized appreciation (depreciation)                   129
                                                      ---------------
     Net increase (decrease) resulting from
       operations                                                 125
                                                      ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       2,488
     Participant transfers                                          -
     Participant withdrawals                                        -
                                                      ---------------
     Net increase (decrease) in net assets
       resulting from participant transactions                  2,488
                                                      ---------------
     Net increase (decrease) in net assets                      2,613
NET ASSETS
     Beginning of period                                            -
     End of period                                          $   2,613
                                                      ===============
                                                        WANGER U.S.
                                                         SMALL CAP
                                                       SUBACCOUNT(6)
                                                      ---------------
FROM OPERATIONS
     Net investment income (loss)                           $     (30)
     Net realized gain (loss)                                       -
     Net unrealized appreciation (depreciation)                   407
                                                      ---------------
     Net increase (decrease) resulting from
       operations                                                 377
                                                      ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                       5,885
     Participant transfers                                      7,199
     Participant withdrawals                                        -
     Net increase (decrease) in net assets
       resulting from participant transactions                 13,084
                                                      ---------------
     Net increase (decrease) in net assets                     13,461
NET ASSETS
     Beginning of period                                            -
                                                      ---------------
     End of period                                          $  13,461
                                                      ===============





Footnotes for Statement of Changes in Net Assets
For the period ended December 31, 2001

(1)   From inception March 12, 2001 to December31, 2001
(2)   From inception March 22, 2001 to December31, 2001
(3)   From inception March 23, 2001 to December31, 2001
(4)   From inception March 29, 2001 to December31, 2001
(5)   From inception July 24, 2001 to December31, 2001
(6)   From inception August 1, 2001 to December31, 2001
(7)   From inception August 2, 2001 to December31, 2001
(8)   From inception August 31, 2001 to December 31, 2001
(9)   From inception October 2, 2001 to December 31, 2001
(10)  From inception October 30, 2001 to December 31, 2001
(11)  From inception November 23, 2001 to December 31, 2001
(12)  From inception December 31, 2001 to December 31, 2001


                       See Notes to Financial Statements
                                     SA-15

                        PHOENIX RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

     The Phoenix Life Variable Accumulation Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

     Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

     The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                              INVESTMENT OBJECTIVE
-----------                                              --------------------
------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    High total return consistent with reasonable risk.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                         Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                        Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series         Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                           Track the total return of the Dow Jones Industrial Average(SM)
                                                         before fund expenses.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series              Track the total return of the Nasdaq-100 Index(R)
                                                         before fund expenses.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Capital appreciation and income with approximately equal
                                                         emphasis.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                   Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series           Long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                      As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         Long-term total return.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                    Long-term capital appreciation. The series has a secondary investment objective to seek current income.
------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series       High total return by investing in a broadly diversified
                                                         portfolio of equity securities of large and medium
                                                         capitalization companies within the market sectors found in the S&P 500.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                     Maximum total return consistent with the preservation of
                                                         capital.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                              Long-term growth of capital in a manner consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                      Long-term capital appreciation with dividend income as a
                                                         secondary consideration.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series             Long-term capital appreciation with dividend income as a
                                                         secondary consideration.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                    Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                     Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                High current income and long-term capital appreciation to
                                                         produce a high total return.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series               Capital appreciation with income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                 Capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                Long-term growth of capital and future income rather than
                                                         current income.
------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                       Long-term growth of capital and secondarily to provide
                                                         reasonable current income.
------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                 Capital appreciation and reasonable income.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                Dividend growth, current income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series             High total return over an extended period of time consistent with prudent investment risk.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series            Long-term capital growth through investment in equity
                                                         securities of foreign and U.S. companies.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           Long-term capital appreciation. Current income is a secondary investment objective.
------------------------------------------------------------------------------------------------------------------------

                                             PHOENIX RETIREMENT PLANNER'S EDGE
                                         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                               NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                              INVESTMENT OBJECTIVE
-----------                                              --------------------
------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         Long-term capital appreciation by investing primarily in
                                                         small capitalization stocks that appear to be undervalued.
                                                         Current income is a secondary investment objective.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                     Capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                    Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series    Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                   Capital appreciation by investing primarily in equity
                                                         securities.
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       Growth of capital.
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                             Long-term growth of capital with income as a secondary
                                                         objective.
------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         Current income.
------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                       High current income.
------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                              Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                       Capital growth.
------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                     Capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            Capital appreciation with income as a secondary objective.
------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                   High total return.
------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                    Replicate, as closely as possible, before expenses, the
                                                         performance of the EAFE(R) Index which measures international stock market performance.
------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                        Replicate, as closely as possible, before expenses, the
                                                         performance of the Standard & Poor's 500 Index which
                                                         emphasizes stocks of large U.S. companies.
------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                     Long-term capital appreciation by investing primarily in
                                                         equity securities of companies that the Adviser expects will benefit from their involvement in technology-related
                                                         industries.
------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                     Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                            Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENT: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

                                              PHOENIX RETIREMENT PLANNER'S EDGE
                                         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                               NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
     Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:
SUBACCOUNT                                                      PURCHASES            SALES
----------                                                    ------------        ------------
The Phoenix Edge Series Fund
     Phoenix-Aberdeen International Series                    $  4,798,516        $  4,858,289
     Phoenix-Aberdeen New Asia Series                                4,675                  44
     Phoenix-AIM Mid-Cap Equity Series                              26,428                 233
     Phoenix-Deutsche Dow 30 Series                                 28,519                 281
     Phoenix-Duff & Phelps Real Estate Securities Series            30,420               9,147
     Phoenix-Engemann Capital Growth Series                          1,449                 124
     Phoenix-Engemann Small & Mid-Cap Growth Series                 12,288                 153
     Phoenix-Goodwin Money Market Series                        48,032,801          51,480,221
     Phoenix-Goodwin Multi-Sector Fixed Income Series               33,300               4,838
     Phoenix-Hollister Value Equity Series                          47,720               5,764
     Phoenix-J.P. Morgan Research Enhanced Index Series             17,112               4,208
     Phoenix-Janus Flexible Income Series                           26,597               4,865
     Phoenix-Janus Growth Series                                    63,203              21,752
     Phoenix-Kayne Large-Cap Core Series                             3,672               2,181
     Phoenix-Lord Abbett Mid-Cap Value Series                        1,003                   -
     Phoenix-MFS Investors Growth Stock Series                      40,469                 255
     Phoenix-MFS Investors Trust Series                                570                 344
     Phoenix-Oakhurst Growth and Income Series                      12,368                 810
     Phoenix-Oakhurst Strategic Allocation Series                  106,161              53,017
     Phoenix-Sanford Bernstein Global Value Series                   3,193               6,316
     Phoenix-Sanford Bernstein Mid-Cap Value Series                 22,394               5,638
     Phoenix-Sanford Bernstein Small-Cap Value Series               20,979               5,480
     Phoenix-Seneca Mid-Cap Growth Series                            9,148                 246
     Phoenix-Seneca Strategic Theme Series                          10,424                 394


                                               PHOENIX RETIREMENT PLANNER'S EDGE
                                          PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                 NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)
SUBACCOUNT                                                               PURCHASES                    SALES
----------                                                             ------------               ------------
AIM Variable Insurance Funds
     AIM V.I. Capital Appreciation Fund                                $          3               $         37
     AIM V.I. Premier Equity Fund                                            19,577                      3,514

Federated Insurance Series
     Federated Fund for U.S. Government Securities II                       269,883                     24,963
     Federated High Income Bond Fund II                                      37,827                        300

Fidelity(R) Variable Insurance Products
     VIP Contrafund(R) Portfolio                                             10,478                      1,134
     VIP Growth Opportunities Portfolio                                      10,922                        146
     VIP Growth Portfolio                                                    27,702                     11,081

Franklin Templeton Variable Insurance Products Trust -- Class 2
     Mutual Shares Securities Fund                                           11,342                      1,168
     Templeton Foreign Securities Fund                                   25,421,919                 26,065,051
     Templeton Growth Securities Fund                                        33,739                      6,043

Scudder VIT Funds
     Scudder VIT EAFE(R) Equity Index Fund                                4,681,358                  4,723,599

The Universal Institutional Funds, Inc.
     Technology Portfolio                                                     9,136                         64

Wanger Advisors Trust
     Wanger International Small Cap                                      10,987,634                 11,597,042
     Wanger Twenty                                                           25,978                        290
     Wanger U.S. Smaller Companies                                           18,001                        596


                                              PHOENIX RETIREMENT PLANNER'S EDGE
                                         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES
     A summary of Financial Highlights of the Account for the periods ended December 31, 2002 and 2001 follows:
                                                                                            PERIOD ENDED
                                                                                            DECEMBER 31,
                                                                             ---------------------------------------
                                                                                   2002                   2001
                                                                             --------------         ----------------
THE PHOENIX EDGE SERIES FUND
     PHOENIX-ABERDEEN NEW ASIA SERIES(16)
     Units                                                                            3,856                        -
     Unit Value, end of period                                                   $ 1.066424                        -
     Net assets, end of period (thousands)                                       $        4                        -
     Mortality and Expense fees as a % of average net assets                           1.40%  (22)                 -
     Net investment income as a % of average net assets                                1.94%  (22)                 -
     Total return                                                                     (9.74%)                      -


     PHOENIX-AIM MID-CAP EQUITY SERIES(17)
     Units                                                                           23,774                        -
     Unit Value, end of period                                                   $ 0.933892                        -
     Net assets, end of period (thousands)                                       $       22                        -
     Mortality and Expense fees as a % of average net assets                           1.40%  (22)                 -
     Net investment income as a % of average net assets                               (1.38%) (22)                 -
     Total return                                                                    (15.82%)                      -


     PHOENIX-DEUTSCHE DOW 30 SERIES(14)
     Units                                                                           29,817                        -
     Unit Value, end of period                                                   $ 0.783257                        -
     Net assets, end of period (thousands)                                       $       23                        -
     Mortality and Expense fees as a % of average net assets                           1.40%  (22)                 -
     Net investment income as a % of average net assets                                0.20%  (22)                 -
     Total return                                                                    (16.29%)                      -


     PHOENIX-DUFF & Phelps Real Estate Securities Series(12)
     Units                                                                           23,452                    4,773
     Unit Value, end of period                                                   $ 1.138586               $ 1.030283
     Net assets, end of period (thousands)                                       $       27               $        5
     Mortality and Expense fees as a % of average net assets                           1.40%                    1.40%  (22)
     Net investment income as a % of average net assets                                3.27%                   (2.41%) (22)
     Total return                                                                     10.51%                   (0.16%)


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(3)
     Units                                                                           11,233                    9,592
     Unit Value, end of period                                                   $ 0.644337               $ 0.869128
     Net assets, end of period (thousands)                                       $        7               $        8
     Mortality and Expense fees as a % of average net assets                           1.40%                    1.40%  (22)
     Net investment income as a % of average net assets                               (1.37%)                  (1.41%) (22)
     Total return                                                                    (25.86%)                 (10.57%)


                                              PHOENIX RETIREMENT PLANNER'S EDGE
                                         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)
                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                                         -----------------------------------------
                                                                               2002                     2001
                                                                         ------------------       ----------------
     PHOENIX-ENGEMANN SMALL & Mid-Cap Growth Series(9)
     Units                                                                           20,565                  4,872
     Unit Value, end of period                                                   $ 0.622251           $   0.886437
     Net assets, end of period (thousands)                                       $       13           $          4
     Mortality and Expense fees as a % of average net assets                           1.40%                  1.40%  (22)
     Net investment income as a % of average net assets                               (1.36%)                (1.37%) (22)
     Total return                                                                    (29.80%)                34.63%


     PHOENIX-GOODWIN MONEY MARKET SERIES(4)
     Units                                                                          717,530              4,139,350
     Unit Value, end of period                                                   $ 1.007089           $   1.007089
     Net assets, end of period (thousands)                                       $      723           $      4,169
     Mortality and Expense fees as a % of average net assets                           1.40%                  1.40% (22)
     Net investment income as a % of average net assets                                0.07%                  0.83% (22)
     Total return                                                                      0.00%                  0.09%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(3)
     Units                                                                           33,425                  7,782
     Unit Value, end of period                                                   $ 1.107736           $   1.021343
     Net assets, end of period (thousands)                                       $       37           $          8
     Mortality and Expense fees as a % of average net assets                           1.40%                  1.40% (22)
     Net investment income as a % of average net assets                                5.98%                 10.17% (22)
     Total return                                                                      8.46%                  0.24%


     PHOENIX-HOLLISTER VALUE EQUITY SERIES(1)
     Units                                                                           89,043                 35,872
     Unit Value, end of period                                                   $ 0.654720           $   0.850593
     Net assets, end of period (thousands)                                       $       58           $         31
     Mortality and Expense fees as a % of average net assets                           1.40%                  1.40%  (22)
     Net investment income as a % of average net assets                               (0.31%)                (0.26%) (22)
     Total return                                                                    (23.03%)               (14.94%)


     PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES(8)
     Units                                                                           18,585                  4,627
     Unit Value, end of period                                                   $ 0.711391           $   0.945426
     Net assets, end of period (thousands)                                       $       13           $          4
     Mortality and Expense fees as a % of average net assets                           1.40%                  1.40% (22)
     Net investment income as a % of average net assets                               (0.37%)                    -
     Total return                                                                    (24.75%)                 1.10%


                                              PHOENIX RETIREMENT PLANNER'S EDGE
                                         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)
                                                                                  PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                   ------------------------------------------
                                                                         2002                     2001
                                                                   ----------------         -----------------
     PHOENIX-JANUS FLEXIBLE INCOME SERIES(3)
     Units                                                                   37,103                    17,704
     Unit Value, end of period                                           $ 1.123385                $ 1.029985
     Net assets, end of period (thousands)                               $       42                $       18
     Mortality and Expense fees as a % of average net assets                   1.40%                     1.40%  (22)
     Net investment income as a % of average net assets                        3.62%                     5.38%  (22)
     Total return                                                              9.07%                     (.22%)


     PHOENIX-JANUS GROWTH SERIES(9)
     Units                                                                   43,227                     4,579
     Unit Value, end of period                                           $ 0.614452                $ 0.875758
     Net assets, end of period (thousands)                               $       27                $        4
     Mortality and Expense fees as a % of average net assets                   1.40%                     1.40%  (22)
     Net investment income as a % of average net assets                       (1.35%)                   (1.45%) (22)
     Total return                                                            (29.84%)                   15.47%


     PHOENIX-KAYNE LARGE-CAP CORE SERIES(20)
     Units                                                                    1,908                         -
     Unit Value, end of period                                           $ 0.960232                         -
     Net assets, end of period (thousands)                               $        2                         -
     Mortality and Expense fees as a % of average net assets                   1.40%  (22)                  -
     Net investment income as a % of average net assets                     (184.45%) (22)                  -
     Total return                                                             (2.77%)                       -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(21)
     Units                                                                      995                         -
     Unit Value, end of period                                           $ 0.994958                         -
     Net assets, end of period (thousands)                               $        1                         -
     Mortality and Expense fees as a % of average net assets                   1.40%  (22)                  -
     Net investment income as a % of average net assets                        2.94%  (22)                  -
     Total return                                                             (0.97%)                       -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(15)
     Units                                                                   45,131                         -
     Unit Value, end of period                                           $ 0.760119                         -
     Net assets, end of period (thousands)                               $       34                         -
     Mortality and Expense fees as a % of average net assets                  1.40%  (22)                   -
     Net investment income as a % of average net assets                      (1.37%) (22)                   -
     Total return                                                           (25.41%)                        -


                                              PHOENIX RETIREMENT PLANNER'S EDGE
                                         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)
                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                2002                   2001
                                                                           -------------          --------------
     PHOENIX-MFS INVESTORS TRUST SERIES(12)
     Units                                                                         4,992                   4,692
     Unit Value, end of period                                                $ 0.812150              $ 1.039954
     Net assets, end of period (thousands)                                    $        4              $        5
     Mortality and Expense fees as a % of average net assets                        1.40%                   1.40%  (22)
     Net investment income as a % of average net assets                            (0.92%)                 (2.46%) (22)
     Total return                                                                 (21.91%)                  (.93%)


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(10)
     Units                                                                         44,768                 31,918
     Unit Value, end of period                                                $  0.725554             $ 0.949679
     Net assets, end of period (thousands)                                    $        32             $       30
     Mortality and Expense fees as a % of average net assets                         1.40%                  1.40%  (22)
     Net investment income as a % of average net assets                             (0.55%)                 1.02%  (22)
     Total return                                                                  (23.60%)                 6.32%


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(5)
     Units                                                                         56,085                  2,997
     Unit Value, end of period                                                $  0.875181             $ 1.003840
     Net assets, end of period (thousands)                                    $        49             $        3
     Mortality and Expense fees as a % of average net assets                         1.40%                  1.40%  (22)
     Net investment income as a % of average net assets                              1.40%                  1.63%  (22)
     Total return                                                                  (12.82%)                 0.27%


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(8)
     Units                                                                          4,977                  9,237
     Unit Value, end of period                                                $  0.807481             $ 0.957489
     Net assets, end of period (thousands)                                    $         4             $        9
     Mortality and Expense fees as a % of average net assets                         1.40%                  1.40%  (22)
     Net investment income as a % of average net assets                             (0.72%)                 1.34%  (22)
     Total return                                                                  (15.67%)                (1.68%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
     Units                                                                         22,727                  7,181
     Unit Value, end of period                                                $  1.112333             $ 1.233610
     Net assets, end of period (thousands)                                    $        25             $        9
     Mortality and Expense fees as a % of average net assets                         1.40%                  1.40%  (22)
     Net investment income as a % of average net assets                             (0.14%)                 0.62%  (22)
     Total return                                                                   (9.83%)                23.36%


                                               PHOENIX RETIREMENT PLANNER'S EDGE
                                          PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                 NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)
                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                                         --------------------------------------
                                                                              2002                     2001
                                                                         --------------          --------------
     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(18)
     Units                                                                       17,231                       -
     Unit Value, end of period                                               $ 0.953016                       -
     Net assets, end of period (thousands)                                   $       16                       -
     Mortality and Expense fees as a % of average net assets                       1.40%  (22)                -
     Net investment income as a % of average net assets                            0.02%  (22)                -
     Total return                                                                 (20.9%)                     -


     PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
     Units                                                                       27,688                  16,478
     Unit Value, end of period                                               $ 0.545108              $ 0.819054
     Net assets, end of period (thousands)                                   $       15              $       13
     Mortality and Expense fees as a % of average net assets                       1.40%                   1.40%  (22)
     Net investment income as a % of average net assets                           (1.36%)                 (1.40%) (22)
     Total return                                                                (33.45%)                (18.09%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(12)
     Units                                                                       19,432                   5,918
     Unit Value, end of period                                               $ 0.527695              $ 0.823145
     Net assets, end of period (thousands)                                   $       10              $        5
     Mortality and Expense fees as a % of average net assets                       1.40%                   1.40%  (22)
     Net investment income as a % of average net assets                           (1.36%)                 (2.42%) (22)
     Total return                                                                (35.89%)                 (1.09%)


AIM VARIABLE INSURANCE FUNDS
     AIM V.I. CAPITAL APPRECIATION FUND(11)
     Units                                                                        2,740                   2,745
     Unit Value, end of period                                               $ 0.689517              $ 0.924490
     Net assets, end of period (thousands)                                   $        2              $        3
     Mortality and Expense fees as a % of average net assets                       1.40%                   1.40%  (22)
     Net investment income as a % of average net assets                           (1.38%)                 (1.45%) (22)
     Total return                                                                (25.42%)                  3.21%


     AIM V.I. PREMIER EQUITY FUND(8)
     Units                                                                       23,389                   4,831
     Unit Value, end of period                                               $ 0.644885              $ 0.937827
     Net assets, end of period (thousands)                                   $       15              $        5
     Mortality and Expense fees as a % of average net assets                       1.40%                   1.40%  (22)
     Net investment income as a % of average net assets                           (0.94%)                  (.86%) (22)
     Total return                                                                (31.24%)                  1.65%



                                              PHOENIX RETIREMENT PLANNER'S EDGE
                                         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)
                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                                --------------------------------------
                                                                                     2002                    2001
                                                                                -------------           --------------
FEDERATED INSURANCE SERIES
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
     Units                                                                            338,425                  111,080
     Unit Value, end of period                                                     $ 1.114617               $ 1.036659
     Net assets, end of period (thousands)                                         $      377               $      115
     Mortality and Expense fees as a % of average net assets                             1.40%                    1.40%  (22)
     Net investment income as a % of average net assets                                  1.20%                    0.30%  (22)
     Total return                                                                        7.52%                    3.67%


     FEDERATED HIGH INCOME BOND FUND II(13)
     Units                                                                             37,285                        -
     Unit Value, end of period                                                     $ 0.987046                        -
     Net assets, end of period (thousands)                                         $       37                        -
     Mortality and Expense fees as a % of average net  assets                            1.40%  (22)                 -
     Net investment income as a % of average net assets                                  6.88%  (22)                 -
     Total return                                                                       (1.23%)                      -

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     VIP CONTRAFUND(R) PORTFOLIO(13)
     Units                                                                             10,010                        -
     Unit Value, end of period                                                     $ 0.861833                        -
     Net assets, end of period (thousands)                                         $        9                        -
     Mortality and Expense fees as a % of average net  assets                            1.40%  (22)                 -
     Net investment income as a % of average net assets                                 (1.34%) (22)                 -
     Total return                                                                       (8.38%)                      -

     VIP GROWTH OPPORTUNITIES PORTFOLIO(3)
     Units                                                                             15,732                    3,931
     Unit Value, end of period                                                     $ 0.727024               $ 0.944329
     Net assets, end of period (thousands)                                         $       11               $        4
     Mortality and Expense fees as a % of average net assets                             1.40%                    1.40%  (22)
     Net investment income as a % of average net assets                                 (1.10%)                  (1.41%) (22)
     Total return                                                                      (23.01%)                   6.00%


     VIP GROWTH PORTFOLIO(7)
     Units                                                                             40,490                   22,506
     Unit Value, end of period                                                     $ 0.633278               $ 0.920166
     Net assets, end of period (thousands)                                         $       26               $       21
     Mortality and Expense fees as a % of average net assets                             1.40%                    1.40%  (22)
     Net investment income as a % of average net assets                                 (1.25%)                  (1.41%) (22)
     Total return                                                                      (31.18%)                  (7.24%)


                                              PHOENIX RETIREMENT PLANNER'S EDGE
                                         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)
                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                                         --------------------------------------
                                                                             2002                      2001
                                                                         ------------              ------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     MUTUAL SHARES SECURITIES FUND(2)
     Units                                                                     14,566                     4,726
     Unit Value, end of period                                             $ 0.904727                $ 1.040477
     Net assets, end of period (thousands)                                 $       13                $        5
     Mortality and Expense fees as a % of average net assets                     1.40%                     1.40%  (22)
     Net investment income as a % of average net assets                         (0.46%)                    1.21%  (22)
     Total return                                                              (13.05%)                    4.05%


     TEMPLETON FOREIGN SECURITIES FUND(7)
     Units                                                                     46,613                   570,372
     Unit Value, end of period                                             $ 0.733778                $ 0.913831
     Net assets, end of period (thousands)                                 $       34                $      521
     Mortality and Expense fees as a % of average net assets                     1.40%                     1.40%  (22)
     Net investment income as a % of average net assets                         (0.54%)                   (1.43%) (22)
     Total return                                                               (19.7%)                   (7.15%)


     TEMPLETON GROWTH SECURITIES FUND(13)
     Units                                                                     32,267                         -
     Unit Value, end of period                                             $ 0.791149                         -
     Net assets, end of period (thousands)                                 $       26                         -
     Mortality and Expense fees as a % of average net assets                     1.40%  (22)                  -
     Net investment income as a % of average net assets                          1.16%  (22)                  -
     Total return                                                              (17.69%)                       -


SCUDDER VIT FUNDS
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(10)
     Units                                                                     14,696                     9,595
     Unit Value, end of period                                             $ 0.686956                $ 0.888643
     Net assets, end of period (thousands)                                 $       10                $        9
     Mortality and Expense fees as a % of average net assets                     1.40%                     1.40%  (22)
     Net investment income as a % of average net assets                         (0.96%)                   (1.42%) (22)
     Total return                                                               (22.7%)                    1.45%


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     TECHNOLOGY PORTFOLIO(16)
     Units                                                                     12,642                         -
     Unit Value, end of period                                             $ 0.449237                         -
     Net assets, end of period (thousands)                                 $        6                         -
     Mortality and Expense fees as a % of average net assets                     1.40%  (22)                  -
     Net investment income as a % of average net assets                         (1.17%) (22)                  -
     Total return                                                              (37.79%)                       -



                                              PHOENIX RETIREMENT PLANNER'S EDGE
                                         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)
                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                                          --------------------------------------
                                                                              2002                      2001
                                                                          ------------             -------------
WANGER ADVISORS TRUST
     WANGER INTERNATIONAL SMALL CAP(6)
     Units                                                                      18,903                   608,964
     Unit Value, end of period                                              $ 0.721401                $ 0.849084
     Net assets, end of period (thousands)                                  $       14                $      517
     Mortality and Expense fees as a % of average net assets                      1.40%                     1.40%  (22)
     Net investment income as a % of average net assets                          (1.42%)                   (1.43%) (22)
     Total return                                                               (15.04%)                   (7.16%)


     WANGER TWENTY(11)
     Units                                                                      27,662                     2,421
     Unit Value, end of period                                              $ 0.983400                $ 1.079618
     Net assets, end of period (thousands)                                  $       27                $        3
     Mortality and Expense fees as a % of average net assets                      1.40%                     1.40%  (22)
     Net investment income as a % of average net assets                          (1.39%)                   (1.43%) (22)
     Total return                                                                (8.91%)                    5.04%


     WANGER U.S. SMALLER COMPANIES(6)
     Units                                                                      31,138                    13,338
     Unit Value, end of period                                              $ 0.827826                $ 1.009240
     Net assets, end of period (thousands)                                  $       26                $       13
     Mortality and Expense fees as a % of average net assets                      1.40%                     1.40%  (22)
     Net investment income as a % of average net assets                          (1.38%)                   (1.41%) (22)
     Total return                                                               (17.98%)                   (4.08%)



(1)  From inception March 12,    2001 to December 31, 2001.
(2)  From inception March 22,    2001 to December 31, 2001.
(3)  From inception March 23,    2001 to December 31, 2001.
(4)  From inception March 29,    2001 to December 31, 2001.
(5)  From inception July 24,     2001 to December 31, 2001.
(6)  From inception August 1,    2001 to December 31, 2001.
(7)  From inception August 2,    2001 to December 31, 2001.
(8)  From inception August 31,   2001 to December 31, 2001.
(9)  From inception October 2,   2001 to December 31, 2001.
(10) From inception October 30,  2001 to December 31, 2001.
(11) From inception November 23, 2001 to December 31, 2001.
(12) From inception December 31, 2001 to December 31, 2001.
(13) From inception January 22,  2002 to December 31, 2002.
(14) From inception February 22, 2002 to December 31, 2002.
(15) From inception March 25,    2002 to December 31, 2002.
(16) From inception April 10,    2002 to December 31, 2002.
(17) From inception April 11,    2002 to December 31, 2002.
(18) From inception April 23,    2002 to December 31, 2002.
(19) From inception July 29,     2002 to December 31, 2002.
(20) From inception October 29,  2002 to December 31, 2002.
(21) From inception December 06, 2002 to December 31, 2002.
(22) Annualized.


                                            PHOENIX RETIREMENT PLANNER'S EDGE
                                       PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                             NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31,2002
                                                                          SUBACCOUNT
                                         --------------------------------------------------------------------------------
                                               PHOENIX-
                                               ABERDEEN             PHOENIX-             PHOENIX-             PHOENIX-
                                             INTERNATIONAL        ABERDEEN NEW        MID-CAP EQUITY      DEUTSCHE DOW 30
                                                SERIES            ASIA SERIES             SERIES               SERIES
                                         -------------------    --------------      ----------------     ----------------
Units outstanding, beginning of period                     -                 -                     -                    -
Participant deposits                                       -             3,856                23,569               29,817
Participant transfers                                    (13)                -                     -                    -
Participant withdrawals                                   13                 -                   205                    -
                                         --------------------------------------------------------------------------------
Units outstanding, end of period                           -             3,856                23,774               29,817
                                         ================================================================================
                                             PHOENIX-DUFF &        PHOENIX-             PHOENIX-
                                              PHELPS REAL          ENGEMANN          ENGEMANN SMALL          PHOENIX-
                                          ESTATE SECURITIES     CAPITAL GROWTH          & MID CAP          GOODWIN MONEY
                                                 SERIES              SERIES          GROWTH SERIES         MARKET SERIES
                                         -------------------    --------------      ----------------     ----------------
Units outstanding, beginning of period                 4,773             9,592                 4,872            4,139,350
Participant deposits                                  26,485                 -                11,250              517,885
Participant transfers                                 (5,338)            1,641                 4,454            1,429,097
Participant withdrawals                               (2,468)                -                   (11)          (5,368,802)
                                         -----------------------------------------------------------     ----------------
Units outstanding, end of period                      23,452            11,233                20,565              717,530
                                         ===========================================================     ================
                                             PHOENIX-                                 PHOENIX-J.P
                                           GOODWIN MULTI-      PHOENIX-HOLLISTER     MORGAN RESEARCH       PHOENIX-JANUS
                                            SECTOR FIXED         VALUE EQUITY        ENHANCED INDEX       FLEXIBLE INCOME
                                            INCOME SERIES          SERIES               SERIES                SERIES
                                         -------------------    --------------      ----------------     ----------------
Units outstanding, beginning of period                 7,782            35,872                 4,627               17,704
Participant deposits                                  29,765            55,208                13,185               23,507
Participant transfers                                   (867)            5,295                 6,435                 (893)
Participant withdrawals                               (3,255)           (7,332)               (5,662)              (3,215)
                                         --------------------------------------------------------------------------------
Units outstanding, end of period                      33,425            89,043                18,585               37,103
                                         ================================================================================
                                                                PHOENIX-KAYNE         PHOENIX-LORD          PHOENIX-MFS
                                           PHOENIX-JANUS          LARGE-CAP          ABBETT MID-CAP      INVESTORS GROWTH
                                           GROWTH SERIES          CORE SERIES         VALUE SERIES         STOCK SERIES
                                         -------------------    --------------      ----------------     ----------------
Units outstanding, beginning of period                 4,579                 -                     -                    -
Participant deposits                                  17,109                 -                     -               42,534
Participant transfers                                 24,610             1,908                   995                2,597
Participant withdrawals                               (3,071)                -                     -                    -
                                         -------------------    --------------      -------------------------------------
Units outstanding, end of period                      43,227             1,908                   995               45,131
                                         ===================    ==============      =====================================


                                             PHOENIX RETIREMENT PLANNER'S EDGE
                                        PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                               NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002(CONTINUED)
                                                                      SUBACCOUNT
                                          ----------------------------------------------------------------------------
                                                                 PHOENIX-           PHOENIX-
                                            PHOENIX-MFS       OAKHURST GROWTH       OAKHURST          PHOENIX-SANFORD
                                             INVESTORS         AND INCOME           STRATEGIC         BERNSTEIN GLOBAL
                                              SERIES             SERIES         ALLOCATION SERIES       VALUE SERIES
                                          ---------------     ---------------   ------------------    ----------------
Units outstanding, beginning of period              4,692              31,918                2,997               9,237
Participant deposits                                    -              12,116               17,571                   -
Participant transfers                                 622               1,096               34,839               3,446
Participant withdrawals                              (322)               (362)                 678              (7,706)
                                          ----------------------------------------------------------------------------
Units outstanding, end of period                    4,992              44,768               56,085               4,977
                                          ============================================================================
                                          PHOENIX-SANFORD     PHOENIX-SANFORD      PHOENIX-SENECA       PHOENIX-SENECA
                                          BERNSTEIN MID-      BERNSTEIN SMALL-     MID-CAP GROWTH      STRATEGIC THEME
                                          CAP VALUE SERIES    CAP VALUE SERIES        SERIES                SERIES
                                          ----------------    ----------------   -----------------     ----------------
Units outstanding, beginning of period              7,181                   -              16,478                5,918
Participant deposits                               18,652              22,109              11,210               11,769
Participant transfers                              (1,307)             (2,829)                  -                2,173
Participant withdrawals                            (1,799)             (2,049)                  -                 (428)
                                          ----------------------------------------------------------------------------
Units outstanding, end of period                   22,727              17,231              27,688               19,432
                                          ============================================================================
                                              AIM V.I.                            FEDERATED FUND
                                               CAPITAL            AIM V.I.           FOR U.S.          FEDERATED HIGH
                                            APPRECIATION          PREMIER           GOVERNMENT           INCOME BOND
                                                FUND            EQUITY FUND       SECURITIES II            FUND II
                                          ---------------     ---------------   -----------------     ----------------
Units outstanding, beginning of period              2,745               4,831             111,080                    -
Participant deposits                                    -              20,994             110,889               36,378
Participant transfers                                   -               1,233             135,201                  907
Participant withdrawals                                (5)             (3,669)            (18,745)                   -
                                          ----------------------------------------------------------------------------
Units outstanding, end of period                    2,740              23,389             338,425               37,285
                                          ============================================================================
                                                VIP              VIP GROWTH
                                           CONTRAFUND(R)       OPPORTUNITIES        VIP GROWTH         MUTUAL SHARES
                                             PORTFOLIO           PORTFOLIO          PORTFOLIO         SECURITIES FUND
                                          ---------------     ---------------   -----------------     ----------------
Units outstanding, beginning of period                  -               3,931              22,506                4,726
Participant deposits                                9,956              11,801              32,713                9,198
Participant transfers                                  54                   -             (11,559)                 954
Participant withdrawals                                 -                   -              (3,170)                (312)
                                          -------------------------------------------------------     ----------------
Units outstanding, end of period                   10,010              15,732              40,490               14,566
                                          =======================================================     ================

                                             PHOENIX RETIREMENT PLANNER'S EDGE
                                        PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                               NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)
                                                                       SUBACCOUNT
                                           --------------------------------------------------------------------
                                              TEMPLETON        TEMPLETON          SCUDDER VIT
                                               FOREIGN           GROWTH         EAFE(R) EQUITY      TECHNOLOGY
                                             SECURITIES     SECURITIES FUND       INDEX FUND        PORTFOLIO
                                           -------------    ----------------    ---------------    ------------
Units outstanding, beginning of period           570,372                   -              9,595               -
Participant deposits                              47,812              38,146              5,101          12,642
Participant transfers                           (568,789)             (3,378)             5,633               -
Participant withdrawals                           (2,782)             (2,501)            (5,633)              -
                                           --------------------------------------------------------------------
Units outstanding, end of period                  46,613              32,267             14,696          12,642
                                           ====================================================================
                                               WANGER                             WANGER U.S.
                                           INTERNATIONAL                            SMALLER
                                             SMALL CAP        WANGER TWENTY        COMPANIES
                                           -------------     ---------------    ---------------
Units outstanding, beginning of period           608,964               2,421             13,338
Participant deposits                               7,629              25,442             15,710
Participant transfers                           (597,690)                  -              2,413
Participant withdrawals                                -                (201)              (323)
                                           ----------------------------------------------------
Units outstanding, end of period                  18,903              27,662             31,138
                                           ====================================================


                                         PHOENIX RETIREMENT PLANNER'S EDGE FOR NEW YORK
                                          PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                                               NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)
                                                                  SUBACCOUNT
                          -----------------------------------------------------------------------------------------------
                             PHOENIX-DUFF &        PHOENIX-          PHOENIX-                               PHOENIX-
                              PHELPS REAL          ENGEMANN        ENGEMANN SMALL         PHOENIX-        GOODWIN MULTI-
                           ESTATE  SECURITIES    CAPITAL GROWTH     & MID-CAP           GOODWIN MONEY     SECTOR FIXED
                              SERIES(12)           SERIES(3)      GROWTH SERIES(9)     MARKET SERIES(4)  INCOME SERIES(3)
                          -------------------    --------------   ---------------      ---------------   ----------------
Units outstanding,
  beginning of period                      -                 -                 -                    -                 -
Participant deposits                    4,773               988             2,946            5,355,047             7,782
Participant transfers                                     8,604             1,926             (827,070)               -
Participant withdrawals                    -                 -                 -             (388,627)                -
Units outstanding,       ------------------------------------------------------------------------------------------------
   end of period                        4,773             9,592             4,872            4,139,350             7,782
                          ===============================================================================================


                                        SUBACCOUNT
                             -----------------------------------
                                                   PHOENIX-J.P.
                             PHOENIX-HOLLISTER   MORGAN RESEARCH
                               VALUE EQUITY      ENHANCED INDEX
                                SERIES(1)           SERIES(8)
                             -----------------   ---------------
Units outstanding,
  beginning of period                      -                 -
Participant deposits                   45,433             4,278
Participant transfers                   2,798               349
Participant withdrawals               (12,359)               -
Units outstanding,           -----------------------------------
  end of period                        35,872             4,627
                             ===================================


                                                                                                            PHOENIX-
                            PHOENIX-JANUS        PHOENIX-JANUS                            PHOENIX-MFS        OAKHURST
                             CORE EQUITY        FLEXIBLE INCOME    PHOENIX-JANUS        INVESTORS TRUST      BALANCED
                             SERIES(7)            SERIES(3)       GROWTH SERIES(9)        SERIES(12)         SERIES(1)
                          -------------------   ---------------   ---------------      ----------------   ---------------
Units outstanding,
  beginning of period                      -                 -                 -                     -                -
Participant deposits                   36,243            21,979             2,825                 4,692           17,122
Participant transfers                      -                 -              1,754                    -             7,264
Participant withdrawals                (2,015)           (4,275)               -                     -                -
Units outstanding,        -----------------------------------------------------------------------------------------------
  end of period                        34,228            17,704             4,579                 4,692           24,386
                          ===============================================================================================


                                                      PHOENIX-
                                   PHOENIX-           OAKHURST
                               OAKHURST GROWTH       STRATEGIC
                                 AND INCOME          ALLOCATION
                                 SERIES(10)          SERIES(5)
                             -----------------   ---------------
Units outstanding,
  beginning of period                       -                -
Participant deposits                    33,595            2,997
Participant transfers                       -                -
Participant withdrawals                (1,677)               -
Units outstanding,           -----------------------------------
  end of period                        31,918             2,997
                             ==================================


                                                PHOENIX-SANFORD                                              AIM V.I.
                            PHOENIX-SANFORD      BERNSTEIN MID-   PHOENIX-SENECA        PHOENIX-SENECA        CAPITAL
                            BERNSTEIN GLOBAL      CAP VALUE       MID-CAP GROWTH        STRATEGIC  THEME    APPRECIATION
                            VALUE SERIES(8)       SERIES(2)         SERIES(1)             SERIES(12)           FUND(11)
                          ------------------    ----------------  ----------------    ------------------  ---------------
Units outstanding,
  beginning of period                     -                  -                 -                     -                -
Participant deposits                   7,701              7,033            16,478                 5,918            2,745
Participant transfers                  1,536              6,642                -                     -                - )
Participant withdrawals                   -              (6,494)               -                     -                -
Units outstanding,        -----------------------------------------------------------------------------------------------
  end of period                        9,237              7,181            16,478                 5,918            2,745
                          ===============================================================================================



                                                   DEUTSCHE VIT
                               AIM V.I. VALUE     EAFE(R) EQUITY
                                  FUND(8)         INDEX FUND(10)
                             -----------------    ---------------
Units outstanding,
  beginning of period                      -                 -
Participant deposits                    4,831            13,700
Participant transfers                      -             (4,105)
Participant withdrawals                    -                 -
Units outstanding,           -----------------------------------
  end of period                          4,831             9,595
                             ===================================


                            FEDERATED FUND                                                                   TEMPLETON
                              FOR U.S.              VIP GROWTH                                              INTERNATIONAL
                             GOVERNMENT           OPPORTUNITIES      VIP GROWTH         MUTUAL SHARES       SECURITIES
                            SECURITIES II(1)       PORTFOLIO(3)      PORTFOLIO(7)      SECURITIES FUND(2)    FUND(7)
                           -----------------    ----------------    --------------    ------------------  ---------------
Units outstanding,
  beginning of period                     -                  -                 -                     -                -
Participant deposits                 125,870              5,612            22,506                10,938           12,454
Participant transfers                   (636)                -                 -                    598          557,918
Participant withdrawals              (14,154)            (1,681)               -                 (6,810)               -
Units outstanding,        -----------------------------------------------------------------------------------------------
  end of period                      111,080              3,931            22,506                 4,726          570,372
                          ===============================================================================================


                                  WANGER
                               INTERNATIONAL         WANGER
                                SMALL CAP(6)        TWENTY(11)
                             -----------------    --------------
Units outstanding,
  beginning of period                      -                 -
Participant deposits                    1,050             2,421
Participant transfers                 607,914                -
Participant withdrawals                    -                 -
Units outstanding,           -----------------------------------
  end of period                       608,964             2,421
                             ===================================


                               WANGER U.S.
                              SMALL CAP(6)
                          -------------------
Units - outstanding,
  beginning of period                     -
Participant deposits                   5,766
Participant transfers                  7,572
Participant withdrawals                    -
Units outstanding,         ------------------
  end of period                       13,338
                           ==================





(1)   From inception March 12, 2001 to December 31, 2001
(2)   From inception March 22, 2001 to December 31, 2001
(3)   From inception March 23, 2001 to December 31, 2001
(4)   From inception March 29, 2001 to December 31, 2001
(5)   From inception July 24, 2001 to December 31, 2001
(6)   From inception August 1, 2001 to December 31, 2001
(7)   From inception August 2, 2001 to December 31, 2001
(8)   From inception August 31, 2001 to December 31, 2001
(9)   From inception October 2, 2001 to December 31, 2001
(10)  From inception October 30, 2001 to December 31, 2001
(11)  From inception November 23, 2001 to December 31, 2001
(12)  From inception December 31, 2001 to December 31, 2001



                        PHOENIX RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

     Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the subaccounts the daily equivalent of .40%, .875% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

     As compensation for administrative services provided to the Account, Phoenix generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts and Guaranteed Interest Account in which contract/policy owners have an interest. Such fees aggregated $167 and $35 for the years ended December 31, 2002 and 2001.

     PEPCO is the principal underwriter and distributor for the Account.

     On surrender of a contract, no contingent deferred sales charges apply.

NOTE 7--DISTRIBUTION OF NET INCOME

     The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

     On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

     On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

     On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

     The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

     Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

     As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 12--MIXED AND SHARED FUNDING

     Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

                        PHOENIX RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--REORGANIZATION

     On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:


     DISCONTINUED SERIES                  SURVIVING SERIES                 APPROVAL DATE       MERGER DATE
     -------------------                  ----------------                 --------------      -----------
     Phoenix-Aberdeen New Asia            Phoenix-Aberdeen International   November 12, 2002   February 7, 2003
     Phoenix-MFS Investors Growth Stock   Phoenix-Janus Growth(1)          December 10, 2002   February 14, 2003
     Phoenix-Van Kampen Focus Equity      Phoenix-Janus Growth(1)          December 10, 2002   February 14, 2003



     On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1)MFS succeeded Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS



[LOGO][PRICEWATERHOUSECOOPERS]


To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Accumulation Account (Phoenix Retirement Planner's Edge):

     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Accumulation Account (Phoenix Retirement Planner's Edge) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.




/s/ Pricewatercoopers LLP
Hartford, Connecticut
March 21, 2003

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank And Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                                                                           PAGE
                                                                                                                        ----------
Report of Independent Accountants...............................................................................           F-3

Consolidated Balance Sheet as of December 31, 2002 and 2001.....................................................           F-4

Consolidated Statements of Income and Comprehensive Income for the years ended 2002, 2001 and 2000..............           F-5

Consolidated Statement of Cash Flows for the years ended 2002, 2001 and 2000....................................           F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended 2002, 2001 and 2000...............           F-7

Notes to Financial Statements...................................................................................        F-8 - F-41

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                 PRICEWATERHOUSECOOPERS LLP
                                                 100 Pearl Street
                                                 Hartford CT 06103-4508
                                                 Telephone (860) 241 7000
                                                 Facsimile (860) 241 7590

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
February 5, 2003

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2002 AND 2001

                                                                                                   2002                2001
                                                                                              --------------      --------------
ASSETS:
Available-for-sale debt securities, at fair value.......................................        $  11,836.8         $   9,607.7
Equity securities, at fair value........................................................              256.9               286.0
Mortgage loans, at unpaid principal balances............................................              468.8               535.8
Real estate, at lower of cost or fair value.............................................               69.6                83.1
Venture capital partnerships, at equity in net assets...................................              228.6               291.7
Affiliate equity and debt securities....................................................              187.4               330.6
Policy loans, at unpaid principal balances..............................................            2,195.9             2,172.2
Other investments.......................................................................              311.3               290.9
                                                                                                -----------         -----------
Total investments.......................................................................           15,555.3            13,598.0
Cash and cash equivalents...............................................................              970.8               547.9
Accrued investment income...............................................................              192.3               203.1
Premiums, accounts and notes receivable.................................................              224.9               175.1
Reinsurance recoverable balances........................................................               22.4                21.4
Deferred policy acquisition costs.......................................................            1,201.8             1,123.7
Deferred income taxes...................................................................               30.0                22.9
Goodwill and other intangible assets....................................................                3.1                22.6
Net assets of discontinued operations...................................................               20.8                20.8
Other general account assets............................................................              126.0               134.9
Separate account and investment trust assets............................................            5,793.1             5,570.0
                                                                                                -----------         -----------
TOTAL ASSETS............................................................................        $  24,140.5         $  21,440.4
                                                                                                ===========         ===========

LIABILITIES:
Policy liabilities and accruals.........................................................        $  12,680.0         $  11,846.4
Policyholder deposit funds..............................................................            3,395.7             1,515.2
Indebtedness............................................................................              175.0               175.0
Other general account liabilities.......................................................              378.4               505.7
Separate account and investment trust liabilities.......................................            5,793.1             5,564.9
                                                                                                -----------         -----------
TOTAL LIABILITIES.......................................................................           22,422.2            19,607.2
                                                                                                -----------         -----------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.........................................                1.7                 1.1
                                                                                                -----------         -----------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..............               10.0                10.0
Additional paid-in capital..............................................................            1,712.0             1,712.0
Accumulated deficit.....................................................................              (79.8)               29.0
Accumulated other comprehensive income..................................................               74.4                81.1
                                                                                                -----------         -----------
TOTAL STOCKHOLDERS' EQUITY..............................................................            1,716.6             1,832.1
                                                                                                -----------         -----------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...........................        $  24,140.5         $  21,440.4
                                                                                                ===========         ===========

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                                  2002              2001               2000
                                                                             -------------      -------------      -------------
REVENUES:
Premiums...............................................................       $   1,081.9        $   1,112.7        $   1,147.4
Insurance and investment product fees..................................             261.0              430.3              631.0
Investment income, net of expenses.....................................             907.3              842.7            1,141.3
Net realized investment gains (losses).................................             (17.5)             150.1               89.2
                                                                              -----------        -----------        -----------
TOTAL REVENUES.........................................................           2,232.7            2,535.8            3,008.9
                                                                              -----------        -----------        -----------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends......................           1,436.1            1,406.7            1,409.8
Policyholder dividends.................................................             401.8              400.1              378.0
Policy acquisition cost amortization...................................              91.6              133.0              356.0
Intangible asset amortization..........................................                .2               24.7               36.9
Interest expense.......................................................              12.2               20.0               32.7
Demutualization expenses...............................................              --                 25.9               21.8
Other operating expenses...............................................             290.3              470.6              604.5
                                                                              -----------        -----------        -----------
TOTAL BENEFITS AND EXPENSES............................................           2,232.2            2,481.0            2,839.7
                                                                              -----------        -----------        -----------
Income (loss) from continuing operations
  before income taxes and minority interest ...........................                .5               54.8              169.2
Applicable income taxes (benefit)......................................             (15.4)             (15.4)              60.3
                                                                              -----------        -----------        -----------
Income (loss) from continuing operations before minority interest......              15.9               70.2              108.9
Minority interest in net income of subsidiaries........................                .6                3.7               14.1
                                                                              -----------        -----------        -----------
INCOME (LOSS) FROM CONTINUING OPERATIONS...............................              15.3               66.5               94.8
Income from discontinued operations....................................              --                 --                  9.4
Loss on disposal of discontinued operations............................              --                 --                (20.9)
                                                                              -----------        -----------        -----------
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES...........              15.3               66.5               83.3
Cumulative effect of accounting changes:
Goodwill and other intangible assets...................................             (10.3)              --                 --
Venture capital partnerships...........................................              --                (48.8)              --
Securitized financial instruments......................................              --                (20.5)              --
Derivative instruments.................................................              --                  3.9               --
                                                                              -----------        -----------        -----------
NET INCOME (LOSS) .....................................................       $       5.0        $       1.1        $      83.3
                                                                              ===========        ===========        ===========

COMPREHENSIVE INCOME:
NET INCOME (LOSS)......................................................       $       5.0        $       1.1        $      83.3
                                                                              -----------        -----------        -----------
Net unrealized investment gains (losses)...............................             (25.7)              65.9               (1.3)
Net unrealized derivative instruments gains............................               3.4                5.0               --
Net unrealized foreign currency translation adjustment.................               1.2               (1.7)              (4.6)
Minimum pension liability adjustment...................................              --                 (8.3)               1.6
                                                                              -----------        -----------        -----------
OTHER COMPREHENSIVE INCOME (LOSS)......................................             (21.1)              60.9               (4.3)
                                                                              -----------        -----------        -----------
COMPREHENSIVE INCOME (LOSS)............................................       $     (16.1)       $      62.0        $      79.0
                                                                              ===========        ===========        ===========

The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                                  2002              2001               2000
                                                                             -------------      -------------      -------------
OPERATING ACTIVITIES:
Income (loss) from continuing operations.................................     $      15.3        $      66.5        $      94.8
Net realized investment (gains) losses...................................            17.5             (150.1)             (89.2)
Amortization and depreciation............................................            20.5               43.2               56.8
Investment loss (income).................................................            67.2               97.4             (297.7)
Securitized financial instruments and derivatives........................            --                  --                --
Deferred income taxes (benefit)..........................................            (8.8)             (28.3)             (71.6)
Increase in receivables..................................................           (50.9)             (76.9)             (54.0)
Deferred policy acquisition costs (increase) decrease....................          (174.1)             (76.2)             183.2
(Increase) decrease in policy liabilities and accruals...................           453.1              469.0              472.8
Other assets and other liabilities net change............................           (57.9)              64.4               80.0
                                                                              -----------        -----------        -----------
Cash from continuing operations..........................................           281.9              409.0              375.1
Discontinued operations, net.............................................           (43.7)             (75.1)            (264.6)
                                                                              -----------        -----------        -----------
CASH FROM OPERATING ACTIVITIES...........................................           238.2              333.9              110.5
                                                                              -----------        -----------        -----------

INVESTING ACTIVITIES:
Investment purchases.....................................................        (4,951.5)          (3,822.3)          (2,110.2)
Investment sales, repayments and maturities..............................         3,550.0            2,285.0            2,154.4
Subsidiary purchases.....................................................            --               (368.1)             (59.3)
Subsidiary sales.........................................................            --                659.8               14.1
Premises and equipment additions.........................................           (13.6)             (13.7)             (21.5)
Premises and equipment dispositions......................................            --                  --                20.6
Discontinued operations, net.............................................            43.7               77.5              259.5
                                                                              -----------        -----------        -----------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................        (1,371.4)          (1,181.8)             257.6
                                                                              -----------        -----------        -----------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net .................................         1,669.9              689.8              140.2
Other indebtedness proceeds .............................................            --                180.0               50.0
Indebtedness repayments .................................................            --               (144.5)            (152.4)
Common stock issuance ...................................................            --                 10.0               --
Common stock dividends paid..............................................          (113.8)            (132.3)              --
Capital contributions from parent........................................                               78.6
Minority interest distributions..........................................            --                 (5.8)              (5.8)
Other financing activities, net..........................................            --                  --                 3.2
                                                                              -----------        -----------        -----------
CASH FROM FINANCING ACTIVITIES...........................................         1,556.1              675.8               35.2
                                                                              -----------        -----------        -----------
CHANGE IN CASH AND CASH EQUIVALENTS......................................           422.9             (172.1)             403.3
Cash and cash equivalents, beginning of year.............................           547.9              720.0              316.7
                                                                              -----------        -----------        -----------
CASH AND CASH EQUIVALENTS, END OF YEAR...................................     $     970.8        $     547.9        $     720.0
                                                                              ===========        ===========        ===========

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                                  2002              2001               2000
                                                                             -------------      -------------      -------------
COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)...........................              --              1,722.0               --
Contribution from parent for transfer of additional minimum pension
   liability...........................................................              14.4               --                 --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)......................................................               5.0                1.1               83.3
Common stock dividends declared........................................            (113.8)            (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization ........................              --             (1,722.0)              --
Demutualization contribution from parent ..............................              --                130.1               --
Policyholder cash payments and policy credits..........................              --                (41.5)              --
Equity adjustment for policyholder dividend obligation, net............              --                (30.3)              --
Other equity adjustments...............................................              --                  3.2                5.9

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)......................................             (21.1)              60.9               (4.3)
                                                                              -----------        -----------        -----------
CHANGE IN STOCKHOLDER'S EQUITY.........................................            (115.5)              (8.8)              84.9
Stockholder's equity, beginning of year................................           1,832.1            1,840.9            1,756.0
                                                                              -----------        -----------        -----------
STOCKHOLDERS' EQUITY, END OF YEAR......................................           1,716.6            1,832.1            1,840.9
                                                                              ===========        ===========        ===========

The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
           ($ amounts in millions, except per share and per unit data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

1.  ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. Also, we have reclassified amounts for 2001 and 2000 to conform with 2002 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 6.

ACCOUNTING CHANGES

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4. At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Unaudited pro forma information on income (loss) from continuing operations for the years 2001 and 2000 assuming retroactive application of the accounting changes for goodwill and other intangibles assets and venture capital partnerships follows:

                                                                       2001                                 2000
                                                         ---------------------------------     --------------------------------
                                                            PRO FORMA           ACTUAL            PRO FORMA          ACTUAL
                                                         ---------------    --------------     ---------------   --------------
Income (loss) from continuing operations.............      $      76.9       $      66.5         $     (92.6)     $      94.8

At year-end 2002, there is a newly issued accounting pronouncement that may affect our future accounting for variable interest entities included in our consolidated financial statements (Note 7). We describe this pending pronouncement within the notes to which they pertain.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. ("PXP"). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold PXP and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2000 consolidated results include 60% of PXP's results and 100% of certain other subsidiaries results, while Phoenix Life's 2001 results include 100% of the results of PXP and certain other subsidiaries through June 25, 2001. Had these transactions been completed at the beginning of 2000, our operating results would have differed. Selected operating information on an unaudited pro forma and an actual basis for the years 2002, 2001 and 2000 follows:

                                                                       2001                                 2000
                                                         ---------------------------------     --------------------------------
                                                            PRO FORMA           ACTUAL            PRO FORMA          ACTUAL
                                                         ---------------    --------------     ---------------   --------------
Revenues.............................................      $   2,153.7       $  2,535.8          $   2,629.3      $   3,008.9
Income (loss) from continuing operations.............      $     (23.4)      $     66.5          $      58.4      $      94.8

2.  LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 for single life and joint first-to-die policies and $12 for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in October 1998 and July 1999 to reinsure 80% of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life and whole life products.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows:

                                                                                   2002               2001               2000
                                                                               -------------      -------------      -------------
Direct premiums..........................................................       $   1,137.4        $   1,176.3        $   1,189.6
Premiums assumed from reinsureds.........................................              16.9                0.6               26.7
Premiums ceded to reinsurers.............................................             (72.4)             (64.2)             (68.9)
                                                                                -----------        -----------        -----------
PREMIUMS ................................................................       $   1,081.9        $   1,112.7        $   1,147.4
                                                                                ===========        ===========        ===========
Percentage of amount assumed to net premiums.............................               1.6%               0.1%               2.3%
                                                                                ===========        ===========        ===========

Direct policy benefits incurred..........................................       $     420.9        $     385.7        $     373.6
Policy benefits assumed from reinsureds..................................              21.2               20.9               14.7
Policy benefits ceded to reinsurers......................................             (50.7)             (55.2)             (27.7)
                                                                                -----------        -----------        -----------
POLICY BENEFITS..........................................................       $     391.4        $     351.4        $     360.6
                                                                                ===========        ===========        ===========

Direct life insurance in-force...........................................       $ 112,842.8        $ 105,517.9        $ 100,086.1
Life insurance in-force assumed from reinsureds..........................             440.9               28.1            1,562.9
Life insurance in-force ceded to reinsurers..............................         (74,265.8)         (69,127.0)         (64,354.3)
                                                                                -----------        -----------        -----------
LIFE INSURANCE IN-FORCE..................................................       $  39,017.9        $  36,419.0        $  37,294.7
                                                                                ===========        ===========        ===========
Percentage of amount assumed to net insurance in-force...................               1.1%               0.1%               4.2%
                                                                                ===========        ===========        ===========

Irrevocable letters of credit aggregating $40.6 at year-end 2002 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 ($11.2 after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date, resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the first quarter of 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a non-recurring decrease in deferred policy acquisition cost amortization of $22.1 ($14.4 after income taxes). In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 ($8.8 after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

In the fourth quarter of 2000, we reallocated assets supporting our participating life policies. This asset reallocation resulted from the execution of our wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and a review of assets appropriate for the closed block that would be established if we reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation affected the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a non-recurring charge to earnings of $218.2 ($141.8 after income taxes).

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows:

                                                                                   2002              2001              2000
                                                                               ------------      ------------      -------------
Direct acquisition costs deferred excluding acquisitions................        $    217.0        $    206.1        $    172.8
Acquisition costs recognized in Valley Forge Life acquisition...........              48.5              --                --
Costs amortized to expenses:
  Recurring costs related to operations.................................             (88.5)           (122.5)           (148.5)
(Cost) credit related to realized investment gains or losses............             (25.1)            (10.5)             10.7
  Non-recurring (cost) or credit for change in actuarial assumptions....              22.1              --              (218.2)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................             (95.9)             28.5            (116.6)
Equity adjustment for policyholder dividend obligation..................              --                 3.1              --
                                                                                ----------        ----------        ----------
Change in deferred policy acquisition costs.............................              78.1             104.7            (299.8)
Deferred policy acquisition costs, beginning of year....................           1,123.7           1,019.0           1,318.8
                                                                                ----------        ----------        ----------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................        $  1,201.8        $  1,123.7        $  1,019.0
                                                                                ==========        ==========        ==========

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.0% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.6% to 12.3%, less administrative charges. At year-end 2002 and 2001, there was $1,345.6 million and $369.9 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts, by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance in-force was 45.5% and 50.4% of the face value of total individual life insurance in-force at year-end 2002 and 2001, respectively. The premiums on participating life insurance policies were 70.4%, 73.5% and 76.2% of total individual life insurance premiums in 2002, 2001, and 2000, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000:

                                                                                   2002              2001              2000
                                                                               ------------      ------------      ------------
Deposits.................................................................       $  2,258.4        $  1,492.9        $    687.0
Performance..............................................................           (338.0)           (563.1)           (415.2)
Fees.....................................................................            (58.8)            (67.3)            (78.2)
Benefits and surrenders..................................................           (777.3)           (516.6)           (633.4)
                                                                                ----------        ----------        ----------
Change in funds under management.........................................          1,084.3             345.9            (439.8)
Funds under management, beginning of year................................          4,749.1           4,403.2           4,843.0
                                                                                ----------        ----------        ----------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  5,833.4        $  4,749.1        $  4,403.2
                                                                                ==========        ==========        ==========

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with our conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $2,338.8, to available-for-sale and recorded a $162.0 unrealized gain ($83.9 unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follows:

                                                                         2002                                 2001
                                                           --------------------------------      -------------------------------
                                                             FAIR VALUE           COST             FAIR VALUE          COST
                                                           --------------    --------------      --------------   --------------
U.S. government and agency...........................       $      461.6      $      431.3        $      269.2     $      256.0
State and political subdivision......................              534.7             481.9               531.6            508.6
Foreign government...................................              183.9             168.4               326.7            293.7
Corporate............................................            5,427.9           5,076.5             4,332.1          4,290.3
Mortgage-backed......................................            3,099.9           2,901.9             2,540.2          2,476.6
Other asset-backed...................................            2,128.8           2,122.1             1,607.9          1,648.4
                                                            ------------      ------------        ------------     ------------
DEBT SECURITIES......................................       $   11,836.8      $   11,182.1        $    9,607.7     $    9,473.6
                                                            ============      ============        ============     ============

Amounts applicable to the closed block...............       $    6,418.0      $    5,939.8        $    5,739.5     $    5,630.7
                                                            ============      ============        ============     ============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follows:

                                                                         2002                                 2001
                                                           --------------------------------      -------------------------------
                                                             FAIR VALUE           COST             FAIR VALUE          COST
                                                           --------------    --------------      --------------   --------------
Hilb, Rogal and Hamilton common stock..................     $       11.1      $        2.6        $       --       $       --
Other equity securities................................            245.8             211.0               286.0            265.5
                                                            ------------      ------------        ------------     ------------
EQUITY SECURITIES......................................     $      256.9      $      213.6        $      286.0     $      265.5
                                                            ============      ============        ============     ============

Amounts applicable to the closed block.................     $       --        $       --          $       --       $       --
                                                            ============      ============        ============     ============

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow:

                                                                          2002                                2001
                                                             -------------------------------      -----------------------------
                                                                 GAINS            LOSSES              GAINS           LOSSES
                                                             -------------    -------------       -------------   -------------
U.S. government and agency...............................      $    30.5        $    (0.2)          $    13.3       $    (0.1)
State and political subdivision..........................           53.1             (0.3)               24.7            (1.7)
Foreign government.......................................           20.2             (4.7)               34.1            (1.1)
Corporate................................................          442.7            (91.3)              145.5          (103.7)
Mortgage-backed..........................................          198.5             (0.5)               73.1            (9.5)
Other asset-backed.......................................           85.0            (78.3)               34.3           (74.8)
                                                               ---------        ---------           ---------       ---------
DEBT SECURITIES GAINS AND LOSSES.........................      $   830.0        $  (175.3)          $   325.0       $  (190.9)
                                                               =========        =========           =========       =========
EQUITY SECURITIES GAINS AND LOSSES.......................      $    58.7        $   (15.4)          $    52.4       $   (31.9)
                                                               =========        =========           =========       =========
NET GAINS................................................      $   698.0                            $   154.6
                                                               =========                            =========

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The fair values of our investments in mortgage loans and real estate by property type and geographic region and the fair value of our mortgage loans at year-end 2002 and 2001 follow:

                                                                     MORTGAGE LOANS                        REAL ESTATE
                                                             -------------------------------      -----------------------------
                                                                  2002             2001               2002             2001
                                                             -------------    -------------       -------------   -------------
PROPERTY TYPE:
Apartment buildings......................................      $   159.0        $   171.0           $    51.9       $    50.4
Office buildings.........................................          131.5            155.4                15.1            25.2
Retail stores............................................          151.5            170.4                 2.6             7.5
Industrial buildings.....................................           42.2             52.0                --              --
Other....................................................            0.1              2.0                --              --
                                                               ---------        ---------           ---------       ---------
Subtotal.................................................          484.3            550.8                69.6            83.1
Less: valuation allowances...............................           15.5             15.0                --              --
                                                               ---------        ---------           ---------       ---------
MORTGAGE LOANS AND REAL ESTATE...........................      $   468.8        $   535.8           $    69.6       $    83.1
                                                               =========        =========           =========       =========

Amounts applicable to the closed block...................      $   373.2        $   386.5           $    --         $    --
                                                               =========        =========           =========       =========

                                                                     MORTGAGE LOANS                        REAL ESTATE
                                                             -------------------------------      -----------------------------
                                                                  2002             2001               2002             2001
                                                             -------------    -------------       -------------   -------------
GEOGRAPHIC REGION:
Northeast................................................      $    86.8        $   116.5           $    50.1       $    54.4
Southeast................................................          123.3            130.5                --              --
North central............................................          122.8            134.8                 0.4             0.4
South central............................................           96.5            101.7                13.5            13.0
West.....................................................           54.9             67.3                 5.6            15.3
                                                               ---------        ---------           ---------       ---------
Subtotal ................................................          484.3            550.8                69.6            83.1
Less: valuation allowances...............................           15.5             15.0                --              --
                                                               ---------        ---------           ---------       ---------
MORTGAGE LOANS AND REAL ESTATE...........................      $   468.8        $   535.8           $    69.6       $    83.1
                                                               =========        =========           =========       =========

Fair value of mortgage loans.............................      $   488.2        $   554.1
                                                               =========        =========

The carrying values of delinquent and in-process-of-foreclosure mortgage loans at year-end 2002 and 2001 were $5.6 and $5.6, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $29.5 and $31.1 at year-end 2002 and 2001, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans. Activity in valuation allowances, which have been deducted in arriving at mortgage loan and real estate carrying values, for the years 2002, 2001 and 2000 follows:

                                                               MORTGAGE LOANS                            REAL ESTATE
                                                -------------------------------------------     ---------------------------
                                                   2002            2001            2000            2001            2000
                                                -----------     -----------     -----------     -----------     -----------
Valuation allowance, beginning of year......     $    15.0       $     9.1       $    14.3       $     9.3       $     3.2
Additions charged to income.................           0.6             6.1             1.8            --               6.1
Deductions for write-offs and disposals.....          (0.1)           (0.2)           (7.0)           (9.3)           --
                                                 ---------       ---------       ---------       ---------       ---------
VALUATION ALLOWANCE, END OF YEAR............     $    15.5       $    15.0       $     9.1       $    --         $     9.3
                                                 =========       =========       =========       =========       =========

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.5, $3.6 and $3.9 in 2002, 2001 and 2000, respectively. Actual interest income on these loans included in net investment income was $2.7, $2.4 and $3.1 in 2002, 2001 and 2000, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.6 for the year 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. In the first quarter of 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 charge ($48.8 charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward change in value of the underlying investee companies, but we do not exceed the last reported value by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability. The components of net investment income related to venture capital partnerships for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001            2000
                                                                               -----------     -----------     -----------
Net realized gains (losses) on partnership cash and stock distributions..       $    (4.7)      $    17.8       $   223.3
Partnership operating expenses...........................................            (7.4)           (6.4)           (7.7)
Net unrealized gains (losses) on partnership investments.................           (47.2)          (95.9)           61.7
                                                                                ---------       ---------       ---------
VENTURE CAPITAL PARTNERSHIP NET INVESTMENT INCOME (LOSS).................       $   (59.3)      $   (84.5)      $   277.3
                                                                                =========       =========       =========

Our investments in venture capital partnerships at year-end 2002 and 2001 by type of investment follow:

                                                                                                   2002            2001
                                                                                               -----------     -----------
Technology..............................................................................        $    25.0       $    41.3
Telecommunications......................................................................             10.2            19.1
Biotechnology...........................................................................             11.1            14.1
Health care.............................................................................              9.2            10.7
Consumer and business products and services.............................................             45.9            46.6
Financial services......................................................................             28.1            30.3
Other...................................................................................             50.6            57.8
                                                                                                ---------       ---------
Private holdings........................................................................            180.1           219.9
Public holdings.........................................................................             23.0            39.8
Cash and cash equivalents...............................................................             22.4            22.5
Other...................................................................................              3.1             9.5
                                                                                                ---------       ---------
VENTURE CAPITAL PARTNERSHIPS............................................................        $   228.6       $   291.7
                                                                                                =========       =========

Unfunded commitments....................................................................        $   154.7       $   166.8
                                                                                                =========       =========

Amounts applicable to the closed block:
Venture capital partnerships............................................................        $     0.8       $    --
                                                                                                =========       =========
Unfunded commitments....................................................................        $     3.4       $    --
                                                                                                =========       =========

The unfunded commitments can be drawn down by the various venture capital partnerships as necessary to fund their portfolio investments.

Investment activity in venture capital partnerships for the years 2002, 2001 and 2000 follows:

                                                                                   2002            2001            2000
                                                                               -----------     -----------     -----------
Capital invested.........................................................       $    43.0       $    47.0       $    96.9
Equity in partnership earnings (losses)..................................           (59.3)          (84.5)          277.3
Cumulative effect of accounting change...................................             --            (75.1)           --
Realized loss on partnerships being sold.................................            (5.1)            --             --
Distributions of earnings received.......................................           (14.2)          (30.5)         (222.4)
Distributions of capital received........................................           (27.5)          (32.5)          (22.6)
                                                                                ---------       ---------       ---------
Change in venture capital partnerships...................................           (63.1)         (175.6)          129.2
Venture capital partnership investments, beginning of year...............           291.7           467.3           338.1
                                                                                ---------       ---------       ---------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF YEAR.....................       $   228.6       $   291.7       $   467.3
                                                                                =========       =========       =========

In February 2003, we reached an agreement to sell a 50% interest in certain of our venture capital partnerships to an outside party and transfer the remaining 50% interest to our closed block. The carrying value of the partnerships being sold and transferred totaled $53.5 after realizing a loss of $5.1 in year 2002 to reflect the proceeds being received. The unfunded commitments of the partnerships being sold and transferred totaled $28.1; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities. For years prior to 2001, we considered our investments in Aberdeen and HRH debt securities as being held-to-maturity and reported them at amortized cost. In 2001, we transferred these securities to the available-for-sale category and recorded a $110.6 unrealized gain ($71.9 unrealized gain after income taxes).

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity

Carrying value and cost of investments in affiliates at year-end 2002 and 2001 follows:

                                                                          2002                               2001
                                                             -------------------------------     -----------------------------
                                                                CARRYING                           CARRYING
                                                                 VALUE            COST               VALUE           COST
                                                             -------------    -------------      -------------   -------------
 Aberdeen common stock...................................      $   119.3        $   109.1          $   103.9       $   109.1
 Aberdeen 7% convertible notes...........................           37.5             37.5              101.2            37.5
 Aberdeen 5.875% convertible bonds.......................           15.2             21.2               --              --
 HRH common stock........................................           --               --                 18.7            15.9
 HRH 5.25% convertible notes.............................           --               --                 78.9            32.0
 Other...................................................           15.4             26.5               27.9            13.4
                                                               ---------        ---------          ---------       ---------
AFFILIATE DEBT AND EQUITY SECURITIES.....................      $   187.4        $   194.3          $   330.6       $   207.9
                                                               =========        =========          =========       =========

The fair value based on quoted market price of our equity investment in Aberdeen was $43.6 and $221.1 at year-end 2002 and 2001.

ABERDEEN ASSET MANAGEMENT

Our ownership of Aberdeen common stock includes 4% of their outstanding shares that we purchased in May 2001 for $46.8 and 18% of their outstanding shares that we purchased between 1996 and 1999 for $62.3. Our ownership of Aberdeen convertible debt securities includes two issues: $37.5 in 7% convertible subordinated notes issued in 1996 and $19.0 in 5.875% convertible bonds issued in 2002. The notes mature on March 29, 2003, subject to four six-month extensions at Aberdeen's option with increasing interest rates for each extension. The bonds mature in 2007. The conversion prices for both the notes and the bonds are in excess of Aberdeen's common stock price at year-end 2002. The fair value of our investment in Aberdeen common stock, based on the London Stock Exchange closing price at year-end 2002 and 2001, was $43.6 and $221.1, respectively. The carrying value of our investment in Aberdeen on the equity method of accounting totaled $119.3 and $103.9 at year-end 2002 and 2001, respectively. The difference between our investment and our percentage of Aberdeen's net assets represents goodwill resulting from our acquisition of Aberdeen common stock.

A summary of Aberdeen's financial position on a U.K. GAAP basis of accounting at September 30, 2002 and 2001 (its fiscal year-end, converted to U.S. dollars at 2002 and 2001 exchange rates) and results of its operations and cash flows for each of the three years ending September 30, 2002 converted to U.S. dollars using the 2002, 2001 and 2000 average exchange rates follows:

                                                                                                   2002              2001
                                                                                              -------------     -------------
FINANCIAL POSITION
Cash and cash equivalents...............................................................        $    52.5         $    92.6
Other current assets....................................................................             95.8             102.0
Goodwill and other intangible assets....................................................            657.8             599.0
Other general account assets............................................................             86.5              71.0
Separate account assets.................................................................            411.8              82.2
                                                                                                ---------         ---------
Total assets............................................................................          1,304.4             946.8
                                                                                                ---------         ---------
Indebtedness............................................................................            429.8             338.3
Other general account liabilities.......................................................            129.1             204.7
Separate account liabilities............................................................            411.8              82.2
Preferred stockholders' equity..........................................................             33.3              47.0
                                                                                                ---------         ---------
Total liabilities and preferred stockholders' equity....................................          1,004.0             672.2
                                                                                                ---------         ---------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS............................................        $   300.4         $   274.6
                                                                                                =========         =========

                                                                                   2002              2001             2000
                                                                              -------------     -------------     -------------
RESULTS OF OPERATIONS
Revenues.................................................................       $   289.9         $   264.0         $   179.4
Expenses.................................................................           262.8             228.4             126.7
                                                                                ---------         ---------         ---------
Income before income taxes...............................................            27.1              35.6              52.7
Income taxes.............................................................            16.8              13.9              15.2
                                                                                ---------         ---------         ---------
Net income...............................................................            10.3              21.7              37.5
Preferred stock dividends................................................             1.7               1.8              --
                                                                                ---------         ---------         ---------
NET INCOME APPLICABLE TO COMMON STOCKHOLDERS.............................       $     8.6         $    19.9         $    37.5
                                                                                =========         =========         =========

CASH FLOWS
Cash from operating activities...........................................       $    20.7         $    35.5         $    65.6
Cash (for) from financing activities.....................................            (6.4)            260.6             (16.6)
Cash for investing activities............................................           (53.1)           (293.6)            (37.1)
                                                                                ---------         ---------         ---------
CASH FLOWS...............................................................       $   (38.8)        $     2.5         $    11.9
                                                                                =========         =========         =========

The U.K. investment management industry and the split capital closed-end fund sector in particular have suffered a significant decline in investor confidence and liquidity since September 2001. Aberdeen has acted as a manager of certain of these funds and at its 2002 year-end the funds represented 5% of its assets under management. The U.K. Financial Services Authority has commenced a review of the split capital fund sector, including Aberdeen's managed funds. The U.K. Financial Ombudsman Service has also commenced a related review of one of the funds managed by Aberdeen.

On November 1, 2002, Aberdeen announced the results of a strategic review, which concluded that it should focus on its core strength of active management of equity and fixed income securities. Consistent with the review, Aberdeen subsequently announced its intentions to divest of a business segment that actively manages property investments and a conditional agreement to dispose of its rights to manage certain retail funds for cash consideration of $138.0.

Sources of equity in earnings of and interest earned from investments in affiliates for the years 2002, 2001 and 2000 follow:

                                                                                  2002               2001              2000
                                                                              -------------     -------------     -------------
Aberdeen common stock dividends..........................................       $     3.8         $     6.3         $     5.0
Equity in Aberdeen undistributed income (loss)...........................             2.3              (0.5)              2.0
Aberdeen 7% convertible notes............................................             2.6               2.6               2.6
Aberdeen 5.875% convertible bonds........................................             1.2              --                --
HRH common stock dividends...............................................             0.5               0.6               0.6
Equity in HRH undistributed income.......................................             2.5               1.9               0.6
HRH 5.25% convertible notes..............................................             1.3               1.7               1.7
Other....................................................................            (3.2)             (0.1)             (0.8)
                                                                                ---------         ---------         ---------
AFFILIATE INVESTMENT INCOME..............................................       $    11.0         $    12.5         $    11.7
                                                                                =========         =========         =========

In connection with the adoption of a new accounting standard for goodwill and other intangible assets (Note 4), we recorded a charge of $10.3 ($10.3 after income taxes) as the cumulative effect adjustment to reduce the carrying value of goodwill to its fair value for our equity investment in an Argentine financial services company in which we have a 50% interest that is reflected in the other category above.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting the present value of loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets at year-end 2002 and 2001 follow:

                                                                                                   2002              2001
                                                                                              -------------     -------------
Transportation and other equipment leases...............................................        $    66.0         $    85.0
Separate account equity investments.....................................................             36.0              54.6
Mezzanine partnerships..................................................................             45.4              37.1
Affordable housing partnerships.........................................................             25.7              28.2
Derivative instruments (Note 12)........................................................             37.1              20.6
Other affiliate investments.............................................................              8.1               7.6
Equity investments in collateralized obligations........................................             17.8              18.8
Other partnership interests.............................................................             75.2              39.0
                                                                                                ---------         ---------
OTHER INVESTED ASSETS...................................................................        $   311.3         $   290.9
                                                                                                =========         =========

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow:

                                                                                   2002              2001              2000
                                                                              -------------     -------------     -------------
Debt securities..........................................................       $   729.0         $   677.6         $   601.2
Equity securities........................................................             3.9               5.2              13.3
Mortgage loans...........................................................            40.4              45.0              54.6
Real estate..............................................................            13.9              16.1               9.2
Venture capital partnerships.............................................           (59.3)            (84.5)            277.3
Affiliate debt and equity securities.....................................            11.0              12.5              11.7
Other invested assets....................................................             3.2               7.1               3.4
Policy loans.............................................................           171.8             168.6             157.4
Cash and cash equivalents................................................            10.8              15.2              27.5
                                                                                ---------         ---------         ---------
Total investment income..................................................           924.7             862.8           1,155.6
Less: investment expenses................................................            17.4              20.1              14.3
                                                                                ---------         ---------         ---------
NET INVESTMENT INCOME....................................................       $   907.3         $   842.7         $ 1,141.3
                                                                                =========         =========         =========

NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs, and applicable income taxes are reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 charge ($20.5 charge after income taxes) as the cumulative effect of an accounting change.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                   2002             2001             2000
                                                                               ------------     ------------     ------------
Debt securities..........................................................       $  (122.9)       $   (72.6)       $    (7.5)
Equity securities........................................................            (9.8)            --               --
Mortgage loans...........................................................            (0.6)            (6.1)            (1.8)
Real estate..............................................................            --               --               (6.1)
Venture capital partnerships.............................................            (5.1)            --               --
Other invested assets....................................................           (22.0)            (3.7)            --
                                                                                ---------        ---------        ---------
IMPAIRMENT LOSSES........................................................          (160.4)           (82.4)           (15.4)
                                                                                ---------        ---------        ---------
Debt securities gains....................................................            92.6             53.2              9.6
Debt securities losses...................................................           (45.9)           (31.5)           (56.5)
Equity securities gains..................................................           116.3             12.2            178.2
Equity securities losses.................................................           (22.4)           (21.0)           (31.4)
Mortgage loans...........................................................             0.2              7.1              4.8
Real estate..............................................................             4.0             (2.5)             1.8
Other invested assets....................................................            (1.9)           215.0             (1.9)
                                                                                ---------        ---------        ---------
NET TRANSACTION GAINS....................................................           142.9            232.5            104.6
                                                                                ---------        ---------        ---------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................       $   (17.5)       $   150.1        $    89.2
                                                                                =========        =========        =========
Closed block applicable policyholder dividend obligation (reduction).....           (40.3)           (15.4)            --
Applicable deferred acquisition costs (benefit)..........................            25.1             10.5            (10.7)
Applicable deferred income taxes (benefit)...............................             (.5)            53.4             32.9
                                                                                ---------        ---------        ---------
Offsets to realized investment gains (losses)............................           (15.7)            48.5             22.2
                                                                                ---------        ---------        ---------
NET REALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN NET INCOME............       $    (1.8)       $   101.6        $    67.0
                                                                                =========        =========        =========

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                2002              2001              2000
                                                                            -------------     -------------     -------------
Debt securities..........................................................    $    520.6        $     89.7        $    213.8
Equity securities........................................................          22.8             (23.8)            (98.6)
Affiliate debt securities................................................        (116.5)            110.6              --
Other investments .......................................................          (1.1)              3.6              (0.6)
                                                                             ----------        ----------        ----------
NET UNREALIZED INVESTMENT GAINS..........................................    $    425.8        $    180.1        $    114.6
                                                                             ==========        ==========        ==========

Net unrealized investment gains..........................................    $    425.8        $    180.1        $    114.6
                                                                             ----------        ----------        ----------
Applicable policyholder dividend obligation..............................         369.4             108.8              --
Applicable deferred policy acquisition costs.............................          95.9             (28.5)            116.6
Applicable deferred income taxes (benefit)...............................         (13.8)             33.9              (0.7)
                                                                             ----------        ----------        ----------
Offsets to net unrealized investment gains...............................         451.5             114.2             115.9
                                                                             ----------        ----------        ----------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (Note 10).......................    $    (25.7)       $     65.9        $     (1.3)
                                                                             ==========        ==========        ==========

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                 2002             2001              2000
                                                                            -------------     -------------     -------------
Debt security purchases................................................      $ (4,725.5)       $ (3,531.3)       $ (1,774.4)
Equity security purchases..............................................           (58.3)            (72.8)           (130.5)
Venture capital partnership investments................................           (43.0)            (47.0)            (96.9)
Affiliate equity and debt security purchases...........................           (28.0)            (46.8)             --
Other invested asset purchases.........................................           (73.0)            (57.4)            (45.7)
Policy loan advances, net..............................................           (23.7)            (67.0)            (62.7)
                                                                             ----------        ----------        ----------
INVESTMENT PURCHASES...................................................      $ (4,951.5)       $ (3,822.3)       $ (2,110.2)
                                                                             ==========        ==========        ==========

Debt securities sales..................................................      $  1,805.1        $  1,219.5        $    921.9
Debt securities maturities and repayments..............................         1,305.6             824.7             526.0
Equity security sales..................................................           273.2             114.6             515.4
Mortgage loan maturities and principal repayments......................            67.7              58.7             126.6
Venture capital partnership capital distributions......................            28.5              30.7              37.9
Real estate and other invested assets sales............................            69.9              36.8              26.6
                                                                             ----------        ----------        ----------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................      $  3,550.0        $  2,285.0        $  2,154.4
                                                                             ==========        ==========        ==========

The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced. We did not refinance any mortgage loans during 2002 or 2001.

                                                                                                AFFILIATE
                                                                 DEBT           MORTGAGE           DEBT
                                                              SECURITIES          LOANS         SECURITIES         TOTAL
                                                             ------------     -------------   -------------    -------------
Due in one year or less..............................         $   1,044.3      $      84.9     $      37.5      $   1,166.7
Due after one year through five years................             3,613.3            240.5            21.2          3,875.0
Due after five years through ten years...............             2,663.6             73.5            --            2,737.1
Due after ten years..................................             3,860.9             69.9            --            3,930.8
                                                              -----------      -----------     -----------      -----------
TOTAL................................................         $  11,182.1      $     468.8     $      58.7      $  11,709.6
                                                              ===========      ===========     ===========      ===========

4.  GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2002 and 2001 follow:

                                                                       2002                              2001
                                                         -------------------------------    ------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         -------------     -------------    -------------    -------------
Goodwill.............................................      $     3.8         $     2.5        $     3.8        $     3.2
Other................................................            3.2                .6             21.8             19.4
                                                           ---------         ---------        ---------        ---------
GOODWILL AND OTHER INTANGIBLE ASSETS.................      $     7.0         $     3.1        $    25.6        $    22.6
                                                           =========         =========        =========        =========

Estimated intangible asset amortization for the next five years totals $0.5 as follows: 2003, $0.2; 2004, $0.2; 2005, $0.1 and $0.0 for 2006 and 2007.

5.  FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $182.5 million and $183.4 million at 2002 and 2001, respectively

In December 2002, The Phoenix Companies closed on a new $100, 364-day unfunded unsecured senior revolving credit facility. This facility replaced the $375.0 credit facility, which was terminated. The Phoenix Companies unconditionally guarantees any loans under the new facility to us. Base rate loans would bear interest at the greater of our lead bank's prime commercial rate or effective funds rate plus 0.5%. Eurodollar rate loans would bear interest at LIBOR plus an applicable margin. Credit facility covenants require The Phoenix Companies to maintain a minimum consolidated stockholders' equity of $1,700, a maximum consolidated debt-to-capital ratio of 30% and, for us, a minimum risk-based capital ratio of 225%. All credit facility covenants were complied with at year-end 2002. There were no borrowings on this credit line in 2002.

At year-end 2002, we had $10.6 of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2002, 2001 and 2000 follows:

                                                                                  2002            2001            2000
                                                                               -----------     -----------     -----------
Surplus notes............................................................       $    12.2       $    12.2       $    12.2
Senior unsecured bonds...................................................            --              --              --
Bank credit facility and other indebtedness..............................            --               7.8            20.5
                                                                                ---------       ---------       ---------
TOTAL INTEREST EXPENSE...................................................       $    12.2       $    20.0       $    32.7
                                                                                =========       =========       =========

INTEREST EXPENSE PAID....................................................       $    12.2       $    23.7       $    34.1
                                                                                =========       =========       =========

6.  DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company (Phoenix Life).

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and it will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities at year-end 2002 and 2001 and inception (December 31, 1999) and closed block revenues and expenses, changes in the policyholder dividend obligation and cash flows, all for the cumulative period from inception to year-end 2002, the year 2002 and from the date of demutualization (June 25, 2001) to year-end 2001, follow:

                                                                               2002              2001           INCEPTION
                                                                           ------------      ------------      ------------
Debt securities........................................................     $  6,418.0        $  5,739.5        $  4,773.1
Policy loans...........................................................        1,399.0           1,407.1           1,380.0
Mortgage loans.........................................................          373.2             386.5             399.0
Venture capital partnerships...........................................            0.8              --                --
                                                                            ----------        ----------        ----------
Total closed block investments.........................................        8,191.0           7,533.1           6,552.1
Cash and cash equivalents..............................................          200.2             176.6              --
Accrued investment income..............................................          110.9             125.6             106.8
Premiums receivable....................................................           42.1              41.1              35.2
Deferred income taxes..................................................          402.7             392.8             389.4
Other closed block assets..............................................           45.2              18.0               6.2
                                                                            ----------        ----------        ----------
TOTAL CLOSED BLOCK ASSETS..............................................        8,992.1           8,287.2           7,089.7
                                                                            ----------        ----------        ----------
Policy liabilities and accruals........................................        9,449.0           9,150.2           8,301.7
Policyholder dividends payable.........................................          363.4             357.3             325.1
Policyholder dividend obligation.......................................          547.3             167.2              --
Other closed block liabilities.........................................           24.2              48.8              12.3
                                                                            ----------        ----------        ----------
TOTAL CLOSED BLOCK LIABILITIES.........................................       10,383.9           9,723.5           8,639.1
                                                                            ----------        ----------        ----------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS............     $  1,391.8        $  1,436.3        $  1,549.4
                                                                            ==========        ==========        ==========

                                                                             CUMULATIVE           2002              2001
                                                                           --------------    --------------    --------------
Premiums...............................................................     $   3,238.0       $   1,043.2       $     565.7
Net investment income .................................................         1,638.1             562.0             281.1
Net realized investment losses.........................................           (79.7)            (49.3)            (18.4)
                                                                            -----------       -----------       -----------
TOTAL REVENUES.........................................................         4,796.4           1,555.9             828.4
                                                                            -----------       -----------       -----------
Policy benefits, excluding dividends...................................         3,302.5           1,079.4             580.0
Policyholder dividends.................................................         1,153.0             390.0             190.8
Additional policyholder dividend obligation provision..................            23.9              10.7              13.2
Other operating expenses...............................................            39.0              10.3               6.1
                                                                            -----------       -----------       -----------
TOTAL BENEFITS AND EXPENSES............................................         4,518.4           1,490.4             790.1
                                                                            -----------       -----------       -----------
Closed block contribution to income before income taxes................           278.0              65.5              38.3
Applicable income taxes................................................            97.7              22.6              13.4
                                                                            -----------       -----------       -----------
CLOSED BLOCK CONTRIBUTION TO INCOME....................................     $     180.3       $      42.9       $      24.9
                                                                            ===========       ===========       ===========

Unrealized investment gains............................................     $     478.2       $     369.4       $      38.5
Revenue in excess of benefits and expenses.............................            69.1              10.7              13.2
Revenue in excess of benefits and expenses ($45.2) and
  unrealized investment gains ($70.3) charges to retained earnings.....            --                 --              115.5
Policyholder dividend obligation, beginning of period..................            --               167.2              --
                                                                            -----------       -----------       -----------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD........................     $     547.3       $     547.3       $     167.2
                                                                            ===========       ===========       ===========

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings.

7.  SEPARATE ACCOUNTS AND INVESTMENT TRUSTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

Investment trusts are assets held for the benefit of institutional clients which have investments in structured finance products offered by PXP. Structured finance products include collateralized debt and bond obligations backed by portfolios of public high yield bonds, emerging market bonds, commercial mortgage-backed and asset-backed securities and bank loans.

Investment trusts for which PXP is the sponsor and actively manages the assets, and for which there is not a substantive amount of outside third party equity investment in the trust, are consolidated in the financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles and there are no financial guarantees from us, or recourse to us, for these investment trusts. Asset valuation changes are directly offset by changes in the corresponding liabilities. Fees are recorded when management services provided to the trusts are earned and are included in revenues.

Separate accounts and investment trusts at year-end 2002 and 2001 follow:

                                                                                                 2002             2001
                                                                                             ------------     ------------
Life and Annuity segment separate accounts..............................................      $  4,131.7       $  4,769.6
Corporate and Other segment separate accounts...........................................           239.5            255.6
                                                                                              ----------       ----------
Total separate accounts.................................................................         4,371.2          5,025.2
                                                                                              ----------       ----------
Phoenix CDO I ..........................................................................           150.4            160.1
Phoenix CDO II..........................................................................           377.2            384.7
Phoenix-Mistic 2002-1 CBO...............................................................           894.3             --
                                                                                              ----------       ----------
Total investment trusts.................................................................         1,421.9            544.8
                                                                                              ----------       ----------
TOTAL SEPARATE ACCOUNT ASSETS AND INVESTMENT TRUSTS.....................................      $  5,793.1       $  5,570.0
                                                                                              ==========       ==========

VARIABLE INTEREST ENTITIES

A new accounting standard was issued in January 2003 that interprets the existing standards on consolidation. It clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. We will adopt the new standard on July 1, 2003 for variable interest entities in which we hold a variable interest that we acquired before February 1, 2003. We are currently evaluating the effect of the adoption on our consolidated financial statements.

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. We serve as the investment advisor to eight collateralized bond obligations (CBOs) that were motivated by bond market arbitrage opportunities, including the three in the table above. The eight CBOs have aggregate assets of $3 billion that are invested in a variety of fixed income securities and purchased from third parties. The CBOs reside in bankruptcy remote special purpose entities in which we neither provide recourse or guarantees. Our exposure under the new standard stems from our debt and equity investments in these CBOs in which affiliates earn advisory fees to manage the CBO portfolios. Our maximum exposure to loss with respect to the CBOs is $86.1 at year-end.

8.  INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows:

                                                                                   2002              2001               2000
                                                                               -------------     -------------     -------------
CONTINUING OPERATIONS
Current................................................................         $     (6.6)       $     12.9        $    131.9
Deferred...............................................................               (8.8)            (28.3)            (71.6)
                                                                                ----------        ----------        ----------
CONTINUING OPERATIONS..................................................              (15.4)            (15.4)             60.3
Discontinued operations................................................               --                --                (5.9)
Cumulative effect of accounting changes................................               --               (35.2)             --
                                                                                ----------        ----------        ----------
NET INCOME (LOSS)......................................................              (15.4)       $    (50.6)       $     54.4
Other comprehensive income.............................................               (6.1)             31.2              (2.3)
                                                                                ----------        ----------        ----------
COMPREHENSIVE INCOME (LOSS)............................................         $    (21.5)       $    (19.4)       $     52.1
                                                                                ==========        ==========        ==========

Current................................................................         $     (6.6)       $     12.9        $    126.0
Deferred...............................................................              (14.9)            (32.3)            (73.9)
                                                                                ----------        ----------        ----------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............         $    (21.5)       $    (19.4)             52.1
                                                                                ==========        ==========        ==========

INCOME TAXES PAID (RECOVERED)..........................................         $     (2.2)       $    (47.0)       $    135.8
                                                                                ==========        ==========        ==========

For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                   2002              2001              2000
                                                                               ------------      ------------      ------------
Income taxes (benefit) at statutory rate...............................         $      .2         $    19.2         $    59.2
Tax advantaged investment income.......................................             (12.6)             (7.2)             (6.7)
Non-deductible intangible asset amortization and impairments...........              --                --                 2.7
Minority interest in income of subsidiaries............................              --                --                (2.0)
Other, net.............................................................              (3.0)             (6.4)             (3.3)
Differential earnings (mutual life insurance company equity tax).......              --               (21.0)             10.4
                                                                                ---------         ---------         ---------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS.............         $   (15.4)        $   (15.4)        $    60.3
                                                                                =========         =========         =========

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow:

                                                                                                   2002             2001
                                                                                               ------------      ------------
Deferred income tax assets:
Future policyholder benefits............................................................        $   190.3         $   207.8
Unearned premiums / deferred revenues...................................................            129.3             133.6
Policyholder dividend obligation........................................................            113.3              16.3
Employee benefits.......................................................................             83.5              84.6
Intangible assets.......................................................................              2.6              --
Investments.............................................................................             93.3              68.7
Net operating loss carryover benefits...................................................             34.7              --
Foreign tax credits carryover benefits..................................................               .1              --
Other...................................................................................             28.0              --
                                                                                                ---------         ---------
GROSS DEFERRED INCOME TAX ASSETS........................................................            675.1             511.0
                                                                                                ---------         ---------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................           (282.1)           (234.1)
Investments.............................................................................           (348.6)           (235.0)
Other ..................................................................................            (14.4)            (19.0)
                                                                                                ---------         ---------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................           (645.1)           (488.1)
                                                                                                ---------         ---------
DEFERRED INCOME TAX ASSET ..............................................................        $    30.0         $    22.9
                                                                                                =========         =========

We have elected to file a consolidated federal income tax return for 2002 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $99.1 for federal income tax purposes of which $1.3 expires in 2011, $1.3 expires in 2012, $24.6 expires in 2015, $15.6 expires in 2016 and $56.2 expires in 2017. The operating losses are primarily attributable to the life insurance group of subsidiaries. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

At year-end 2002, we had foreign tax credit carryover totaling $0.1, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

9.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of both Phoenix Life and PXP that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $27.1 ($17.6 after income taxes) in 2002 primarily in connection with organizational and employment-related costs. In the fourth quarter of 2002, we recorded an additional non-recurring expense of $3.5 ($2.6 after income taxes) primarily associated with a work force reduction commitment.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2002 and 2001 follow:

                                                                          EMPLOYEE PLAN                 SUPPLEMENTAL PLAN
                                                                  -----------------------------     -----------------------------
                                                                      2002             2001             2002             2001
                                                                  ------------     ------------     ------------     ------------
ASSETS:
Plan assets' actual return....................................     $   (43.2)       $   (28.4)       $    --          $    --
Employer contributions........................................          --               --                4.2              5.2
Participant benefit payments..................................         (24.2)           (21.3)            (4.2)            (5.2)
                                                                   ---------        ---------        ---------        ---------
Change in plan assets.........................................         (67.4)           (49.7)            --               --
Plan assets, beginning of year................................         395.1            444.8             --               --
                                                                   ---------        ---------        ---------        ---------
PLAN ASSETS, END OF YEAR......................................     $   327.7        $   395.1        $    --          $    --
                                                                   =========        =========        =========        =========

PROJECTED BENEFIT OBLIGATION:
Service and interest cost accrual.............................     $   (36.5)       $   (33.5)       $   (12.0)       $   (11.0)
Actuarial gain (loss).........................................         (23.2)             0.2            (17.8)           (23.7)
Plan amendments...............................................         (11.8)            (4.3)            19.1            (14.5)
Curtailments..................................................          --              (12.2)            (0.6)            (2.2)
Participant benefit payments..................................          24.2             21.3              4.2              5.2
                                                                   ---------        ---------        ---------        ---------
Change in projected benefit obligation........................         (47.3)           (28.5)            (7.1)           (46.2)
Projected benefit obligation, beginning of year...............        (362.8)          (334.3)          (119.8)           (73.6)
                                                                   ---------        ---------        ---------        ---------
PROJECTED BENEFIT OBLIGATION, END OF YEAR.....................     $  (410.1)       $  (362.8)       $  (126.9)       $  (119.8)
                                                                   =========        =========        =========        =========

The funded status of the plans at year-end 2002 and 2001 follows:

                                                                          EMPLOYEE PLAN                 SUPPLEMENTAL PLAN
                                                                  -----------------------------     -----------------------------
                                                                      2002             2001             2002             2001
                                                                  ------------     ------------     ------------     ------------
Excess of accrued pension benefit cost
  over amount contributed to plan............................      $   (25.7)       $   (26.6)       $   (73.6)       $   (60.9)
Excess of accumulated benefit obligation over plan assets....          (25.3)            --              (37.9)           (40.8)
                                                                   ---------        ---------        ---------        ---------
Accrued benefit obligation in other liabilities .............          (51.0)           (26.6)          (111.5)          (101.7)
Intangible asset  ...........................................           14.2             --               --               18.6
Minimum pension liability adjustment in
  accumulated other comprehensive income.....................           11.1             --               37.9             22.2
                                                                   ---------        ---------        ---------        ---------
Funding status recognized in balance sheet ..................          (25.7)           (26.6)           (73.6)           (60.9)
                                                                   ---------        ---------        ---------        ---------
Net unamortized gain (loss) .................................          (47.4)            55.4            (54.4)           (40.3)
Unamortized prior service (cost) credit .....................          (14.2)            (3.9)             1.1            (18.6)
Net unamortized transition asset ............................            4.9              7.4             --               --
                                                                   ---------        ---------        ---------        ---------
Funding status unrecognized in balance sheet ................          (56.7)            58.9            (53.3)           (58.9)
                                                                   ---------        ---------        ---------        ---------
PLAN ASSETS GREATER (LESS) THAN
  PROJECTED BENEFIT OBLIGATIONS, END OF YEAR ................      $   (82.4)       $    32.3        $  (126.9)       $  (119.8)
                                                                   =========        =========        =========        =========

At year-end 2002, we estimate minimum funding requirements for the employee pension plan of $138.0 through 2007, including $1.7 in 2003 and $8.6 in 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2002 and 2001 follows:

                                                                                                   2002             2001
                                                                                               ------------     ------------
Accrued benefit obligation included in other liabilities................................        $  (106.4)       $  (108.7)
                                                                                                ---------        ---------
Net unamortized gain....................................................................             18.3             42.0
Unamortized prior service (costs) credits...............................................             13.9             (2.1)
                                                                                                ---------        ---------
Funding status unrecognized in balance sheet............................................             32.2             39.9
                                                                                                ---------        ---------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR........................        $   (74.2)       $   (68.8)
                                                                                                =========        =========

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $3.1 and the annual service and interest cost by $0.4. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $3.0 and the annual service and interest cost by $0.4.

10.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for the years 2002, 2001 and 2000 follow:

                                                             2002                       2001                       2000
                                                  --------------------------  --------------------------  -------------------------
                                                      GROSS          NET          GROSS         NET          GROSS         NET
                                                  ------------- ------------  ------------- ------------  ------------ ------------
Gains (losses) on investments.............          $  683.0     $  141.4       $   86.5     $    6.9      $  205.2     $   57.6
Gains (losses) on affiliate debt securities           (116.5)       (75.7)         110.6         71.9          --           --
Net realized investment gains (losses)
  on available-for-sale securities
  included in net income..................            (140.7)       (91.4)         (17.0)       (12.9)        (90.6)       (58.9)
                                                    --------     --------       --------     --------      --------     --------
Net unrealized investment gains (losses)..             425.8        (25.7)         180.1         65.9         114.6         (1.3)
Net unrealized derivative instruments
  gains...................................               5.3          3.4            7.7          5.0          --           --
Net unrealized foreign currency
  translation adjustment .................               7.1          1.2           (2.6)        (1.7)         (7.1)        (4.6)
Minimum pension liability adjustment......              --           --            (12.8)        (8.3)          2.5          1.6
                                                    --------     --------       --------     --------      --------     --------
Other comprehensive income................             438.2     $  (21.1)         172.4     $   60.9         110.0     $   (4.3)
                                                    --------     ========       --------     ========      --------     ========
Applicable policyholder
  dividend obligation.....................             369.4                       108.8                       --
Applicable deferred policy acquisition
  cost amortization.......................              95.9                       (28.5)                     116.6
Applicable deferred income taxes (benefit)              (6.1)                       31.2                       (2.3)
                                                    --------                    --------                   --------
Offsets to other comprehensive income.....             449.9                       111.5                      114.3
                                                    --------                    --------                   --------
OTHER COMPREHENSIVE INCOME................          $  (21.1)                   $   60.9                   $   (4.3)
                                                    =========                   ========                   ========

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                  2002                          2001
                                                                        --------------------------     -------------------------
                                                                            GROSS         NET              GROSS         NET
                                                                        ------------- ------------     ------------- -----------
Unrealized gains on investments......................................     $  691.4     $   70.4         $  265.6     $   96.1
Unrealized gains on derivative instruments...........................         13.0          8.4              7.7          5.0
Unrealized currency translation adjustment...........................         (1.6)        (4.4)            (8.7)        (5.6)
Minimum pension liability adjustment.................................         --           --              (22.2)       (14.4)
                                                                          --------     --------         --------     --------
Accumulated other comprehensive income...............................        702.8     $   74.4            242.4     $   81.1
                                                                          --------     ========         --------     ========
Applicable policyholder dividend obligation..........................        478.2                         108.8
Applicable deferred policy acquisition costs.........................        106.3                          10.4
Applicable deferred income taxes.....................................         43.9                          42.1
                                                                          --------                      --------
Offsets to other comprehensive income................................        628.4                         161.3
                                                                          --------                      --------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $   74.4                      $   81.1
                                                                          ========                      ========

11.  DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses. The operating results of discontinued operations and the gain or loss on disposal are shown in the table below.

During 1999, we placed certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts.

We established reserves and reinsurance recoverables for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves and reinsurance recoverables are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance and other reinsurance to cover our losses and the likely legal and administrative costs of winding down the business.

Total reserves were $35.0 and $60.0 and total reinsurance recoverables were $65.0 and $30.0 at year-end 2002 and 2001, respectively. In addition, in 1999 we purchased finite aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. The maximum coverage available from our finite reinsurance coverage is currently $120.0. The amount of our total financial provisions at year-end 2002 was therefore $90.0, consisting of reserves, less reinsurance recoverables, plus the amount currently available from our finite aggregate excess-of-loss reinsurance. Based on the most recent information, we did not recognize any additional reserve provisions during 2002 and 2001. In 2000, we increased reserves by $97.0 (before income taxes) to reflect expected deteriorating trends in claim experience and higher expenses.

We expect the additional reserves and aggregate excess-of-loss reinsurance coverage to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool and we terminated our participation in the pool effective March 1, 1999. Additional information on reinsurance disputes is included in
Note 17.

In April 2000, we exited the group life and health business and sold all of the common stock of three subsidiaries and 97% of the common stock of another subsidiary, which was renamed GE Group Life Assurance Company to GE Financial Assurance Holdings, Inc. (GE). We retained the remaining 3.0% of that insurer. The sales proceeds totaled $283.9, with $238.9 in cash and $45.0 in common stock, representing a 3.1% interest in GE Life and Annuity Assurance Company, a subsidiary of GE. In October 2000, we also sold all of the common stock of two other life and health subsidiaries to GE. The sales proceeds totaled $2.0. The net gain on the sales of $71.7 is reported as gain on disposal of discontinued operations. We have the right to put these shares of GE Group Life Assurance Company and GE Life and Annuity Assurances Company to GE beginning in 2005.

In May 2000, we sold our investment in 50% of the outstanding common stock of a real estate property management firm, for $6.0. The transaction resulted in a loss of $0.6.

The operating results of discontinued operations and the loss on disposal for the year 2000 are presented below. There were no additional operating results for the years ended 2002 and 2001. Earnings from discontinued operations follow:

                                                                                GROUP LIFE     REAL ESTATE
                                                               REINSURANCE      AND HEALTH      MANAGEMENT         TOTAL
                                                              -------------    ------------    ------------     -----------
REVENUE...................................................     $     --         $    117.6      $      0.4       $   118.0
                                                               ==========       ==========      ==========       =========

Income from discontinued operations
  before income taxes.....................................     $     --         $     14.8      $     (0.3)      $    14.5
Applicable income taxes (benefit).........................           --                5.2            (0.1)            5.1
                                                               ----------       ----------      ----------       ---------
INCOME FROM DISCONTINUED OPERATIONS.......................     $     --         $      9.6      $     (0.2)      $     9.4
                                                               ==========       ==========      ==========       =========

Gain (loss) on disposal of discontinued operations........     $   (103.0)      $     71.7      $     (0.6)      $   (31.9)
Applicable income taxes (benefit).........................          (36.0)            25.2            (0.2)          (11.0)
                                                               ----------       ----------      ----------       ---------
LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS...............     $    (67.0)      $     46.5      $     (0.4)      $   (20.9)
                                                               ==========       ==========      ==========       =========

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and separately identified them on our balance sheet.

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow:

                                                                       2002                                 2001
                                                         ---------------------------------     --------------------------------
                                                            CARRYING            FAIR              CARRYING           FAIR
                                                             VALUE              VALUE              VALUE             VALUE
                                                         ---------------   ---------------     ---------------  ---------------
Cash and cash equivalents..........................        $     970.8       $     970.8         $     547.9      $     547.9
Debt securities (Note 3) ..........................           11,836.8          11,836.8             9,607.7          9,607.7
Equity securities (Note 3).........................              256.9             256.9               286.0            286.0
Mortgage loans (Note 3)............................              468.8             488.2               535.8            554.1
Derivative financial instruments...................               37.1              37.1                20.6             20.6
Policy loans (Note 3)..............................            2,195.9           2,367.9             2,172.2          2,252.9
                                                           -----------       -----------         -----------      -----------
FINANCIAL ASSETS...................................        $  15,766.3       $  15,957.7         $  13,170.2      $  13,269.2
                                                           ===========       ===========         ===========      ===========
Investment contracts...............................        $   3,428.5       $   3,514.7         $   1,548.7      $   1,549.4
Indebtedness (Note 5)..............................              175.0             182.5               175.0            183.4
Derivative financial instruments...................               26.5              26.5                 9.7              9.7
                                                           -----------       -----------         -----------      -----------
FINANCIAL LIABILITIES..............................        $   3,630.0       $   3,723.7         $   1,733.4      $   1,742.5
                                                           ===========       ===========         ===========      ===========

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk. Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

CASH FLOW HEDGES

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $1.8 and $3.0 for the years 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At year-end 2002 we expect to reclassify into earnings over the next twelve months $0.6 of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

NON-HEDGING DERIVATIVES

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 (gain) in earnings to recognize at fair value all derivatives that were designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 (gain) in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.9 in earnings, ($3.9 after income taxes) in earnings to recognize these instruments at fair value.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value:

                                                                                     2002                          2001
                                                                         ----------------------------  ----------------------------
                                             NOTIONAL
                                             AMOUNT(1)     MATURITY(1)       ASSET        LIABILITY        ASSET        LIABILITY
                                           -------------  -------------  -------------  -------------  -------------  -------------
Interest rate swaps:
  Fair value hedges.........................  $   --            --        $    --        $    --        $     2.9       $  --
  Cash flow hedges..........................       30         2007              5.6           --              3.1           0.5
  Non hedges................................      360         2007             30.7           26.5           13.8           9.2
Other.......................................      135       2003-08             0.8           --              0.8          --
                                              -------    ----------       ---------      ---------      ---------       -------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   525                     $    37.1      $    26.5      $    20.6       $   9.7
                                              =======                     =========      =========      =========       =======

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the

-----------------------
(1) Notional amounts and maturities relate to contracts in effect at December 31, 2002.

positive fair value at the reporting date, or $37.1 and $20.6 at year-end 2002 and 2001, respectively. We consider the likelihood of any material loss on these instruments to be remote.

13.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Our insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities.

As of January 1, 2001 the New York Insurance Department adopted the National Association of Insurance Commissioner's (NAIC) Codification of Statutory Accounting Principles guidance, with the exception for accounting for deferred income taxes. Codification guidance replaced the accounting practices and procedures manual as the NAIC's primary guidance on statutory accounting; it also provides guidance for areas where statutory accounting has been silent and changed current statutory accounting in other areas. The effect of adoption decreased the statutory surplus of our insurance subsidiaries by $66.4, primarily as a result of non-admitting certain assets and recording increased investment reserves. As of year-end 2002, the New York Insurance Department adopted the NAIC codification guidance for accounting for deferred income taxes. As a result, Phoenix Life recorded a $135.8 increase to surplus at December 31, 2002.

At year-end 2002, statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily as follows:

   o     policy acquisition costs are expensed when incurred;
   o     investment reserves are based on different assumptions;
   o     surplus notes are included in surplus rather than debt;
   o post-retirement benefit expense allocated to Phoenix Life relate only to vested participants and expense is based on different assumptions and reflect a different method of adoption;
   o     life insurance reserves are based on different assumptions; and
   o net deferred income tax assets in excess of 10% of previously filed statutory capital and surplus plus carry back potential are not recorded.

Statutory financial data for Phoenix Life at year-end 2001 and 2002 and for the years 2002, 2001 and 2000 are as follows:

                                                                                  2002             2001            2000
                                                                             --------------   --------------  --------------
Statutory capital and surplus, and asset valuation reserve...............      $ 1,008.0        $ 1,371.3       $ 1,882.5
Statutory gain from operations...........................................      $    44.5        $   119.9           266.4
Statutory net income (loss)..............................................      $     7.5        $   (13.4)      $   266.1

New York Insurance Law requires that New York life insurers report their risk based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) at year-end 2002 and 2001.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval in the amount of the lesser of 10% of Phoenix Life's capital and surplus as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $113.8 and $132.3 in 2002 and

2001, respectively, and will be able to pay dividends of $44.5 in 2003 without prior approval from the New York Insurance Department. Any additional dividend payments in 2003 are subject to the discretion of the New York Superintendent of Insurance.

14.  PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation. We depreciate real estate on the straight-line method over 10 to 45 years. We depreciate equipment primarily on the modified accelerated method over 3 to 10 years. We depreciate leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value at year-end 2002 and 2001 follows:

                                                                             2002                             2001
                                                                 -----------------------------     ----------------------------
                                                                                   CARRYING                         CARRYING
                                                                     COST           VALUE              COST          VALUE
                                                                 -------------   -------------     -------------  -------------
Real estate...................................................     $  155.5        $   72.1           $  157.1       $   79.1
Equipment.....................................................        134.7            26.0              131.6           23.1
                                                                   --------        --------           --------       --------
PREMISES AND EQUIPMENT........................................     $  290.2        $   98.1           $  288.7       $  102.2
                                                                   ========        ========           ========       ========

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $12.1, $13.4 and $14.1 in 2002, 2001 and 2000, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $24.6 at year-end 2002, payable as follows: 2003, $8.7; 2004, $6.4; 2005, $4.7; 2006, $2.6; 2007, $1.8 and $0.4
thereafter.

15.  RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; PXP, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

PXP, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g. general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $3.7 million for the six months ended December 31, 2001 and $8.2 million for the twelve months ended December 31, 2002. Amounts payable to the affiliated investment advisors were $546 and $565 thousand, as of December 31, 2001 and 2002, respectively. Variable product separate accounts fees, net of reimbursement were $3.1 million for the six months ended December 31, 2001 and $5.3 million for the twelve months ended December 31, 2002.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 4% for the years ended December 31, 2001 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 PXP was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $26.5 million for the six months ended December 31, 2001 and $43.5 million for the twelve months ended December 31, 2002. Amounts payable to PEPCO were $4.7 million and $3.3 million, as of December 31, 2001 and 2002, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5 percent of The Phoenix Companies' outstanding common stock. In 2002, we paid approximately $10.7 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.

16.  CONTINGENT LIABILITIES

As described in Note 13, a significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we are involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers that claim that they purchased reinsurance coverage from the pool.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. On October 8, 2002, the arbitration panel issued its decision. The financial implications of the decision are consistent with our current financial provisions.

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with certain of our own retrocessionaires which are seeking on various grounds to avoid paying any amounts to us. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

During 2000, we reached settlements with several of the companies involved in Unicover. In January 2000, we and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group (EBI/Orion), by which all pool members were released from their obligations as reinsurers of EBI/Orion. Also in January 2000, we settled with Reliance Insurance Company (Reliance) and its parent Reliance Group Holdings, Inc. and were released from our obligations as a reinsurer of the so-called Reliance facility. In March 2000, we settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing us from our obligation as a reinsurer of the so-called Lincoln facility. In May 2000, we reached an agreement with one of our retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions we established in 1999. There was no effect on net income resulting from these settlements for year-end 2000.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which we participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         MARCH 31, 2003

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------

Consolidated Balance Sheet as of March 31, 2003 (unaudited) and
  December 31, 2002...............................................       F-3

Consolidated Statement of Income, Comprehensive Income and Changes
  in Stockholder's Equity for the three months ended March 31,
  2003 and 2002 (unaudited).......................................       F-4

Consolidated Statement of Cash Flows for the three months ended
  2003 and 2002 (unaudited).......................................       F-5

Notes to Consolidated Financial Statements (unaudited)............    F-6 - F-12

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                MARCH 31, 2003 (UNAUDITED) AND DECEMBER 31, 2002

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
ASSETS:
Available-for-sale debt securities, at fair value.......................................      $  12,812.6      $  11,889.5
Equity securities, at fair value........................................................            237.0            256.9
Mortgage loans, at unpaid principal balances............................................            407.3            468.8
Venture capital partnerships, at equity in net assets...................................            227.4            228.6
Affiliate equity securities, at cost plus equity in undistributed earnings..............            130.8            134.7
Policy loans, at unpaid principal balances..............................................          2,202.9          2,195.9
Other investments.......................................................................            375.9            380.9
                                                                                            ---------------  ---------------
Total investments.......................................................................         16,393.9         15,555.3
Cash and cash equivalents...............................................................            545.4            970.8
Accrued investment income...............................................................            212.1            192.3
Premiums, accounts and notes receivable.................................................            280.1            224.9
Reinsurance recoverable balances........................................................             40.9             22.4
Deferred policy acquisition costs.......................................................          1,237.7          1,201.8
Deferred income taxes...................................................................             51.5             30.0
Goodwill and other intangible assets....................................................              3.1              3.1
Net assets of discontinued operations...................................................             20.8             20.8
Other general account assets............................................................            120.9            126.0
Separate account and investment trust assets............................................          5,990.7          5,793.1
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................      $  24,897.1      $  24,140.5
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals.........................................................      $  12,798.4      $  12,680.0
Policyholder deposit funds..............................................................          3,679.0          3,395.7
Indebtedness............................................................................            175.0            175.0
Other general account liabilities.......................................................            540.7            378.4
Separate account and investment trust liabilities.......................................          5,990.7          5,793.1
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................         23,183.8         22,422.2
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.........................................              1.6              1.7
                                                                                             ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..............             10.0             10.0
Additional paid-in capital..............................................................          1,714.9          1,714.9
Accumulated deficit.....................................................................            (62.5)           (79.8)
Accumulated other comprehensive income..................................................             49.3             71.5
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDERS' EQUITY..............................................................          1,711.7          1,716.6
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...........................      $  24,897.1      $  24,140.5
                                                                                            ===============  ===============


The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
              CONSOLIDATED STATEMENT OF INCOME, COMPREHENSIVE INCOME
                       AND CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
             THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

                                                                                            2003                 2002
                                                                                     -------------------  -------------------
REVENUES:
Premiums...........................................................................   $         246.2      $         257.4
Insurance and investment product fees..............................................              68.5                 62.5
Investment income, net of expenses.................................................             274.6                228.4
Net realized investment losses.....................................................             (12.3)               (35.0)
                                                                                    -------------------  -------------------
TOTAL REVENUES.....................................................................             577.0                513.3
                                                                                    -------------------  -------------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends..................................             350.8                333.9
Policyholder dividends.............................................................             116.5                 74.2
Policy acquisition cost amortization...............................................              28.0                (10.9)
Interest expense...................................................................               3.0                  3.0
Other operating expenses...........................................................              57.5                 63.0
                                                                                    -------------------  -------------------
TOTAL BENEFITS AND EXPENSES........................................................             555.8                463.2
                                                                                    -------------------  -------------------
Income from continuing operations before income taxes and minority interest........              21.2                 50.1
Applicable income taxes............................................................               3.9                 15.5
                                                                                    -------------------  -------------------
INCOME CONTINUING OPERATIONS BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES........              17.3                 34.6
Cumulative effect of accounting change for goodwill and other
 intangible assets.................................................................              --                  (10.4)
                                                                                    -------------------  -------------------
NET INCOME ........................................................................   $          17.3      $          24.2
                                                                                    ===================  ===================


COMPREHENSIVE INCOME:
NET INCOME.........................................................................   $          17.3      $          24.2
                                                                                    -------------------  -------------------
Net unrealized investment losses...................................................             (21.2)               (28.6)
Net unrealized derivative instruments gain.........................................               0.1                 --
Net unrealized foreign currency translation adjustment.............................              (1.1)               (13.7)
                                                                                    -------------------  -------------------
OTHER COMPREHENSIVE LOSS...........................................................             (22.2)               (42.3)
                                                                                    -------------------  -------------------
COMPREHENSIVE LOSS.................................................................   $          (4.9)     $         (18.1)
                                                                                    ===================  ===================

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income.........................................................................   $         17.3       $         24.2

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss...........................................................            (22.2)               (42.3)
                                                                                    -------------------  ------------------
CHANGE IN STOCKHOLDER'S EQUITY.....................................................             (4.9)               (18.1)
Stockholder's equity, beginning of year............................................          1,716.6              1,832.1
                                                                                    -------------------  ------------------
STOCKHOLDERS' EQUITY, END OF YEAR..................................................   $      1,711.7       $      1,814.0
                                                                                    ===================  ==================



The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
             THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

                                                                                            2003                 2002
                                                                                     -------------------  -------------------
OPERATING ACTIVITIES:
Income from continuing operations..................................................   $         17.1       $         24.2
Net realized investment losses.....................................................             12.3                 35.0
Amortization and depreciation......................................................              4.2                  3.4
Investment income..................................................................            (52.1)               (12.9)
Deferred income taxes (benefit)....................................................             (9.5)                13.8
Increase in receivables............................................................            (73.6)               (73.8)
Deferred policy acquisition costs increase.........................................            (28.6)               (61.5)
Increase in policy liabilities and accruals........................................            114.9                 58.6
Other assets and other liabilities net change......................................             63.5                 35.3
                                                                                    -------------------  -------------------
Cash from continuing operations....................................................             48.2                 22.1
Discontinued operations, net.......................................................             --                  (25.4)
                                                                                    -------------------  -------------------
CASH FROM (FOR) OPERATING ACTIVITIES...............................................             48.2                 (3.3)
                                                                                    -------------------  -------------------


INVESTING ACTIVITIES:
Investment purchases...............................................................         (1,835.0)              (983.5)
Investment sales, repayments and maturities........................................          1,080.1                554.1
Premises and equipment additions...................................................             (1.9)                (3.7)
Discontinued operations, net.......................................................             --                   25.4
                                                                                    -------------------  ------------------
CASH FOR INVESTING ACTIVITIES......................................................           (756.8)              (407.7)
                                                                                    -------------------  ------------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net ...........................................            283.2                315.9
                                                                                   -------------------  -------------------
CASH FROM FINANCING ACTIVITIES.....................................................            283.2                315.9
                                                                                   -------------------  -------------------
CHANGE IN CASH AND CASH EQUIVALENTS................................................           (425.4)               (95.1)
Cash and cash equivalents, beginning of year.......................................            970.8                547.9
                                                                                   -------------------  -------------------
CASH AND CASH EQUIVALENTS, END OF YEAR.............................................   $        545.4       $        452.8
                                                                                   ===================  ===================


The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
          ($ amounts in millions, except per share and per unit data)
            THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

1.  ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. Also, we have reclassified amounts for 2002 to conform with 2003 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates and accruals for contingent liabilities. Our significant accounting policies are presented in the notes to our 2002 audited financial statements.

Our interim financial statements for the period ended March 31, 2003 (2003 quarter) do not include all of the information required by GAAP for annual financial statements. In our opinion, we have included all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair statement of the results for the interim periods. Operating results for the interim period in 2003 are not necessarily indicative of the results that may be expected for the year 2003. These unaudited financial statements should be read in conjunction with our 2002 audited financial statements.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 6.

ACCOUNTING CHANGES

Goodwill and Other Intangible Assets. In the first quarter of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those assets with definite estimated lives.

Variable Interest Entities. A new accounting standard was issued in January 2003 that interprets the existing standard on consolidation. It clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties ("variable interest entities").

2.  LIFE AND ANNUITY ACTIVITIES

DEFERRED POLICY ACQUISITION COSTS

In the first quarter of 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a non-recurring decrease in deferred policy acquisition cost amortization of $22.1 ($14.4 after income taxes).

The activity in deferred policy acquisition costs for the 2003 and 2002 quarters follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
Direct acquisition costs deferred.........................................................    $      56.6      $      50.5
Costs amortized to expenses:
  (Cost) credit related to realized investment gains or losses............................           (0.5)             3.8
  Recurring costs related to segment income...............................................          (27.5)           (14.7)
  Change in actuarial assumption..........................................................           --               22.1
Offsets to net unrealized investment gains or losses included
  in accumulated other comprehensive income...............................................            7.3              6.4
                                                                                            ---------------  ---------------
Change in deferred policy acquisition costs...............................................           35.9             68.1
Deferred policy acquisition costs, beginning of period....................................        1,201.8          1,123.7
                                                                                            ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF PERIOD..........................................    $   1,237.7      $   1,191.8
                                                                                            ===============  ===============


FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the 2003 and 2002 quarters, respectively, follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
Deposits..................................................................................    $    432.1       $    575.4
Performance...............................................................................          20.2             (1.4)
Fees......................................................................................         (11.5)           (15.9)
Benefits and surrenders...................................................................        (254.2)          (134.2)
                                                                                            ---------------  ---------------
Change in funds under management..........................................................         186.6            423.9
Funds under management, beginning of period...............................................       5,833.4          4,749.1
                                                                                            ---------------  ---------------
FUNDS UNDER MANAGEMENT, END OF PERIOD.....................................................    $  6,020.0       $  5,173.0
                                                                                            ===============  ===============


POLICYHOLDER DEPOSIT FUNDS

At quarter-end 2003 and year-end 2002, there was $1,312.2 and $1,345.6, respectively, in policyholder deposit funds with no associated surrender charges.

CLOSED BLOCK

Summarized information on closed block assets and liabilities at quarter-end 2003, year-end 2002 and inception (December 31, 1999) and closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception to quarter-end 2003 and the 2003 and 2002 quarters, follow:

                                                                               2003              2002          INCEPTION
                                                                          ----------------  ---------------  ---------------
Debt securities.........................................................    $   6,635.1      $   6,418.0      $   4,773.1
Policy loans............................................................        1,401.1          1,399.0          1,380.0
Mortgage loans..........................................................          338.9            373.2            399.0
Venture capital partnerships............................................           33.2              0.8             --
Other invested assets...................................................           44.0             --               --
                                                                           ---------------  ---------------  ---------------
Total closed block investments..........................................    $   8,452.3          8,191.0          6,552.1
Cash and cash equivalents...............................................          123.0            200.2             --
Accrued investment income...............................................          116.9            110.9            106.8
Receivables.............................................................           40.5             42.1             35.2
Deferred income taxes...................................................          404.9            402.7            389.4
Other closed block assets...............................................           28.3             45.2              6.2
                                                                           ---------------  ---------------  ---------------
TOTAL CLOSED BLOCK ASSETS...............................................        9,165.9          8,992.1          7,089.7
                                                                           ---------------  ---------------  ---------------
Policy liabilities and accruals.........................................        9,515.5          9,449.0          8,301.7
Policyholder dividends payable..........................................          374.5            363.4            325.1
Policyholder dividend obligation........................................          562.2            547.3             --
Other closed block liabilities..........................................           89.9             24.2             12.3
                                                                           ---------------  ---------------  ---------------
TOTAL CLOSED BLOCK LIABILITIES..........................................       10,542.1        1 0,383.9          8,639.1
                                                                           ---------------  ---------------  ---------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............    $   1,376.2      $   1,391.8      $   1,549.4
                                                                           ===============  ===============  ===============

                                                                             CUMULATIVE          2003             2002
                                                                           ---------------  ---------------  ---------------

Premiums.................................................................   $   3,476.7      $     238.7      $     248.7
Net investment income ...................................................       1,784.1            146.0            138.8
Net realized investment gains (losses)...................................         (68.2)            11.5            (36.1)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES...........................................................       5,192.6            396.2            351.4
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends.....................................       3,556.7            254.2            253.5
Policyholder dividends...................................................       1,258.1            105.1            100.2
Additional policyholder dividend obligation provision....................          35.3             11.4            (26.2)
Other operating expenses.................................................          41.7              2.7              2.8
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES..............................................       4,891.8            373.4            330.3
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes..................         300.8             22.8             21.1
Applicable income taxes..................................................         105.7              8.0              7.4
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME......................................   $     195.1      $      14.8      $      13.7
                                                                           ===============  ===============  ===============

Unrealized investment gains..............................................   $     481.7      $       3.5      $     (38.3)
Revenue in excess of benefits and expenses...............................          80.5             11.4            (26.2)
Policyholder dividend obligation, beginning of period....................          --              547.3            167.2
                                                                           ---------------- ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..........................   $     562.2      $     562.2      $     102.7
                                                                           ================ ===============  ===============

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

Fair value and cost of our debt and equity securities at quarter-end 2003 and year-end 2002 follows:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
U.S. government and agency...........................     $      785.6      $      747.4     $      461.6     $      431.3
State and political subdivision......................            540.9             487.1            534.7            481.9
Foreign government...................................            235.0             226.2            183.9            168.4
Corporate............................................          5,806.4           5,448.2          5,480.6          5,135.2
Mortgage-backed......................................          3,321.2           3,139.6          3,099.9          2,901.9
Other asset-backed...................................          2,123.4           2,140.1          2,128.8          2,122.1
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES......................................     $   12,812.6      $   12,188.6     $   11,889.5     $   11,240.8
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES......................................   $      237.0      $      207.3     $      256.9     $      213.6
                                                         ===============   ===============  ===============  ===============


Gross and net unrealized gains and losses from debt and equity securities at quarter-end 2003 and year-end 2002 follow:

                                                                          2003                            2002
                                                             -------------------------------  ------------------------------
                                                                 GAINS           LOSSES           GAINS          LOSSES
                                                             --------------   --------------  --------------  --------------
U.S. government and agency...............................      $    38.5        $    (0.2)      $    30.5       $    (0.2)
State and political subdivision..........................           54.3             (0.5)           53.1            (0.3)
Foreign government.......................................           14.8             (6.0)           20.2            (4.7)
Corporate................................................          450.4            (92.2)          442.7           (97.3)
Mortgage-backed..........................................          183.0             (1.5)          198.5            (0.5)
Other asset-backed.......................................           69.6            (86.2)           85.0           (78.3)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES.........................      $   810.6        $  (186.6)      $   830.0       $  (181.3)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES.......................      $    47.0        $   (17.3)      $    58.7       $   (15.4)
                                                             ==============   ==============  ==============  ==============
NET GAINS................................................      $   653.7                        $   692.0
                                                             ==============                   ==============

Sources and types of net realized investment gains (losses) for the 2003 and 2002 quarters follow:

                                                                                            2003                2002
                                                                                     -------------------  ------------------
Debt securities....................................................................    $        (25.6)      $        (53.6)
Mortgage loans.....................................................................              (0.4)                --
Venture capital partnerships.......................................................              (4.3)                --
Other invested assets..............................................................              (8.7)                --
                                                                                     -------------------  ------------------
IMPAIRMENT LOSSES..................................................................             (39.0)               (53.6)
                                                                                     -------------------  ------------------
Debt securities gains..............................................................              53.6                 15.7
Debt securities losses.............................................................             (12.3)                (7.0)
Equity securities gains............................................................               0.4                  1.0
Equity securities losses...........................................................              (2.6)                (1.7)
Mortgage loans.....................................................................              (0.4)                --
Venture capital partnerships.......................................................              (9.5)                --
Real Estate........................................................................               0.5                  9.1
Other invested assets..............................................................              (3.0)                 1.5
                                                                                     -------------------  ------------------
NET TRANSACTION GAINS..............................................................              26.7                 18.6
                                                                                     -------------------  ------------------
NET REALIZED INVESTMENT LOSSES.....................................................    $        (12.3)      $        (35.0)
                                                                                     ===================  ==================

Net realized investment losses.....................................................    $        (12.3)      $        (35.0)
Closed block applicable policyholder dividend obligation (reduction)...............               8.5                (34.0)
Applicable deferred acquisition costs (benefit)....................................               0.5                 (3.4)
Applicable deferred income taxes (benefit).........................................              (8.9)                 0.8
                                                                                     -------------------  ------------------
Offsets to realized investment gains (losses)......................................               0.1                (36.6)
                                                                                     -------------------  ------------------
NET REALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN NET INCOME......................    $        (12.4)      $          1.6
                                                                                     ===================  ==================


Sources of net unrealized investment gains (losses) for the 2003 and 2002 quarters follow (in thousands):

                                                                                            2003                2002
                                                                                     -------------------  ------------------
Debt securities....................................................................    $        (24.7)      $        (97.7)
Equity securities..................................................................             (13.4)                12.0
Other investments .................................................................               1.7                  1.5
                                                                                     -------------------  ------------------
NET UNREALIZED INVESTMENT GAINS....................................................    $        (36.4)      $        (84.2)
                                                                                     ===================  ==================

Net unrealized investment gains....................................................    $        (36.4)      $        (84.2)
                                                                                     -------------------  ------------------
Applicable policyholder dividend obligation........................................               3.5                (38.3)
Applicable deferred policy acquisition costs.......................................              (7.3)                (6.4)
Applicable deferred income taxes (benefit).........................................             (11.4)               (10.9)
                                                                                     -------------------  ------------------
Offsets to net unrealized investment gains.........................................              15.2                 55.6
                                                                                     -------------------  ------------------
NET UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN OTHER
  COMPREHENSIVE INCOME.............................................................    $        (21.2)      $        (28.6)
                                                                                     ===================  ==================

VENTURE CAPITAL INVESTMENTS

During the first quarter, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest in those partnerships to our closed block. The carrying value of the partnerships being sold and transferred totaled $52.2 after realizing a loss of $18.8 ($5.1 recorded in 2002 and $13.8 recorded in 2003). The unfunded commitments of the partnerships sold and transferred totaled $27.2; the outside party and the closed block will each fund half of these commitments. The partnerships transferred constitute less than 0.5% of the assets of the closed block.

We have unfunded commitments related to our venture capital partnership investments which can be drawn down by the various venture capital partnerships as necessary to fund their portfolio investments. At quarter-end 2003, we had unfunded capital commitments of $128.3.

4.  CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts.

We have established reserves and reinsurance recoverables for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves and reinsurance recoverables are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance and other reinsurance to cover our losses and the likely legal and administrative costs of winding down the business.

Total reserves were $25.0 and total reinsurance recoverable balances were $75.0 as of March 31, 2003. In addition, in 1999 we purchased finite aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. The maximum coverage available from our finite reinsurance coverage is currently $125.0. The amount of our total financial provisions as of March 31, 2003 was therefore $75.0, consisting of reserves, less reinsurance recoverable balances, plus the amount currently available from our finite aggregate excess-of-loss reinsurance. Based on the most recent information, we did not recognize any additional reserve provisions during the first quarter of 2003.

We expect the additional reserves and aggregate excess-of-loss reinsurance coverage to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool and we terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we are involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers that claim that they purchased reinsurance coverage from the pool.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. On October 8, 2002, the arbitration panel issued its decision. The financial implications of the decision are consistent with our current financial provisions.

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with certain of our own retrocessionaires which are seeking on various grounds to avoid paying any amounts to us. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which we participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.


5.  STATUTORY CAPITAL AND SURPLUS

Phoenix Life's statutory basis capital and surplus (including asset valuation reserve) increased from $1,008.8 at year-end 2002 to $1,013.0 at quarter-end 2003. Phoenix Life's statutory gain from operations was $17.1 for the 2003 quarter.

                                                                     [VERSION B]

                              PHOENIX FREEDOM EDGE

                  PHOENIX LIFE ACCUMULATION ACCOUNT ("ACCOUNT")
                         PHOENIX LIFE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                    PHOENIX LIFE INSURANCE COMPANY
One American Row                                ANNUITY OPERATIONS DIVISION
Hartford, Connecticut                           PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                  June 2, 2003

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated June 2, 2003. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
Underwriter...........................................................       2
Performance History...................................................       2
Calculation of Yield and Return.......................................       7
Calculation of Annuity Payments.......................................       8
Experts...............................................................       9
Separate Account Financial Statements.................................    SA-1
Company Financial Statements..........................................     F-1

UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix Life, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by Phoenix.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for 1 of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Since
Subaccount                                               Inception Date*       1 Year      5 Years      10 Years     Inception
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         5/1/1990        -16.22%       -3.64%       4.46%         2.84%
Phoenix-AIM Mid-Cap Equity Series                           10/29/2001        -12.37%         N/A         N/A         -5.85%
Phoenix-Alliance/Bernstein Enhanced Index Series             7/14/1997        -24.96%       -3.03%        N/A         -1.85%
Phoenix-Alliance/Bernstein Growth + Value Series            10/29/2001        -26.32%         N/A         N/A        -18.47%
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995         10.24%        3.49%        N/A         10.72%
Phoenix-Engemann Capital Growth Series                      12/31/1982        -26.07%       -8.90%       2.30%         9.69%
Phoenix-Engemann Small & Mid-Cap Growth Series               8/15/2000        -30.00%         N/A         N/A        -30.17%
Phoenix-Goodwin Money Market Series                          10/8/1982         -0.25%        2.52%       2.67%         4.19%
Phoenix-Goodwin Multi-Sector Fixed Income Series            12/31/1982          8.19%        2.94%       6.07%         7.67%
Phoenix-Hollister Value Equity Series                         3/2/1998        -23.24%         N/A         N/A          1.59%
Phoenix-Janus Flexible Income Series                        12/20/1999          8.79%         N/A         N/A          6.27%
Phoenix-Kayne Large-Cap Core Series                          8/12/2002           N/A          N/A         N/A         -4.05%
Phoenix-Kayne Small-Cap Quality Value Series                 8/12/2002           N/A          N/A         N/A          0.38%
Phoenix-Lazard International Equity Select Series            8/12/2002           N/A          N/A         N/A         -4.82%
Phoenix-Lazard Small-Cap Value Series                        8/12/2002           N/A          N/A         N/A         -2.72%
Phoenix-Lazard U.S. Multi-Cap Series                         8/12/2002           N/A          N/A         N/A         -0.12%
Phoenix-Lord Abbett Bond-Debenture Series                    8/12/2002           N/A          N/A         N/A          5.71%
Phoenix-Lord Abbett Large-Cap Value Series                   8/12/2002           N/A          N/A         N/A         -1.37%
Phoenix-Lord Abbett Mid-Cap Value Series                     8/12/2002           N/A          N/A         N/A         -0.58%
Phoenix-MFS Investors Growth Stock Series                   12/20/1999        -30.04%         N/A         N/A        -21.60%
Phoenix-MFS Investors Trust Series                          10/29/2001        -22.12%         N/A         N/A        -16.42%
Phoenix-MFS Value Series                                    10/29/2001        -15.28%         N/A         N/A         -9.12%
Phoenix-Northern Dow 30 Series                              12/20/1999        -16.91%         N/A         N/A         -9.56%
Phoenix-Northern Nasdaq-100 Index(R) Series                  8/15/2000        -38.63%         N/A         N/A        -43.79%
Phoenix-Oakhurst Growth and Income Series                     3/2/1998        -23.81%         N/A         N/A         -2.91%
Phoenix-Oakhurst Strategic Allocation Series                 9/17/1984        -13.05%        2.32%       5.82%         8.85%
Phoenix-Sanford Bernstein Global Value Series               11/20/2000        -15.89%         N/A         N/A         -9.82%
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998        -10.07%         N/A         N/A         -0.68%
Phoenix-Sanford Bernstein Small-Cap Value Series            11/20/2000        -10.05%         N/A         N/A          4.14%
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998        -33.64%         N/A         N/A         -1.20%
Phoenix-Seneca Strategic Theme Series                        1/29/1996        -36.08%       -2.89%        N/A          1.19%
Phoenix-State Street Research Small-Cap Growth Series        8/12/2002           N/A          N/A         N/A          0.22%
AIM V.I. Capital Appreciation Fund                           3/30/2001        -25.63%         N/A         N/A        -17.36%
AIM V.I. Premier Equity Fund                                 3/30/2001        -31.43%         N/A         N/A        -20.49%
Alger American Leveraged AllCap Portfolio                     6/5/2000        -35.03%         N/A         N/A        -29.32%
Federated Fund For U.S. Government Securities II             7/15/1999          7.25%         N/A         N/A          6.07%
Federated High Income Bond Fund II                           7/15/1999         -0.29%         N/A         N/A         -3.91%
VIP Contrafund(R) Portfolio                                   6/5/2000        -10.93%         N/A         N/A        -12.20%
VIP Growth Opportunities Portfolio                            6/5/2000        -23.22%         N/A         N/A        -20.76%
VIP Growth Portfolio                                          6/5/2000        -31.37%         N/A         N/A        -25.18%
Mutual Shares Securities Fund                                 5/1/2000        -13.28%         N/A         N/A          0.03%
Templeton Foreign Securities Fund                             5/1/1997        -19.92%       -3.75%        N/A          1.89%
Templeton Growth Securities Fund                              5/1/2000        -19.85%         N/A         N/A         -7.44%
Scudder VIT EAFE(R) Equity Index Fund                        7/15/1999        -22.91%         N/A         N/A        -15.83%
Scudder VIT Equity 500 Index Fund                           10/29/2001        -23.61%         N/A         N/A        -16.21%
Technology Portfolio                                        12/20/1999        -49.84%         N/A         N/A        -40.78%
Wanger Foreign Forty                                          2/1/1999        -16.70%         N/A         N/A          1.43%
Wanger International Small Cap                                5/1/1995        -15.26%        3.51%        N/A          9.43%
Wanger Twenty                                                 2/1/1999         -9.15%         N/A         N/A          8.81%
Wanger U.S. Smaller Companies                                 5/1/1995        -18.20%        1.27%        N/A         11.23%

* The date that the subaccount was added to the Account

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees and mortality and expense risk fees. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                               ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------------
Subaccount                                        1993    1994     1995   1996    1997     1998    1999     2000     2001     2002
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            36.28%  -1.53%   7.86%  16.77%  10.27%   25.91%   27.46%  -17.15%  -25.26%  -16.17%
Phoenix-AIM Mid-Cap Equity Series                                                                                            -12.31%
Phoenix-Alliance/Bernstein Enhanced Index
   Series                                                                                 29.60%   16.95%  -12.88%  -13.32%  -24.90%
Phoenix-Alliance/Bernstein Growth + Value
   Series                                                                                                                    -26.26%
Phoenix-Duff & Phelps Real Estate Securities
   Series                                                                31.00%  20.13%  -22.46%    3.12%   28.73%    4.91%   10.29%
Phoenix-Engemann Capital Growth Series           17.82%  -0.14%  28.82%  10.79%  19.17%   27.96%   27.63%  -19.09%  -35.64%  -26.01%
Phoenix-Engemann Small & Mid-Cap Growth
   Series                                                                                                           -27.91%  -29.94%
Phoenix-Goodwin Money Market Series               1.24%   2.20%   4.03%   3.36%   3.52%    3.43%    3.16%    4.36%    2.16%   -0.20%
Phoenix-Goodwin Multi-Sector Fixed Income
   Series                                        14.08%  -6.97%  21.59%  10.63%   9.33%   -5.67%    3.78%    4.80%    4.39%    8.24%
Phoenix-Hollister Value Equity Series                                                              22.37%   30.10%  -19.28%  -23.18%
Phoenix-Janus Flexible Income Series                                                                         4.75%    5.52%    8.85%
Phoenix-Kayne Large-Cap Core Series
Phoenix-Kayne Small-Cap Quality Value Series
Phoenix-Lazard International Equity Select
   Series
Phoenix-Lazard Small-Cap Value Series
Phoenix-Lazard U.S. Multi-Cap Series
Phoenix-Lord Abbett Bond-Debenture Series
Phoenix-Lord Abbett Large-Cap Value Series
Phoenix-Lord Abbett Mid-Cap Value Series
Phoenix-MFS Investors Growth Stock Series                                                                  -12.58%  -25.07%  -29.98%
Phoenix-MFS Investors Trust Series                                                                                           -22.06%
Phoenix-MFS Value Series                                                                                                     -15.22%
Phoenix-Northern Dow 30 Series                                                                              -7.06%   -7.49%  -16.85%
Phoenix-Northern Nasdaq-100(R) Index Series                                                                         -34.14%  -38.58%
Phoenix-Oakhurst Growth and Income Series                                                          15.16%   -8.09%   -9.64%  -23.75%
Phoenix-Oakhurst Strategic Allocation Series      9.26%  -3.00%  16.37%   7.32%  18.83%   18.88%    9.50%   -1.01%    0.24%  -12.99%
Phoenix-Sanford Bernstein Global Value
   Series                                                                                                            -8.33%  -15.83%
Phoenix-Sanford Bernstein Mid-Cap Value
   Series                                                                                         -11.71%   15.06%   21.02%  -10.01%
Phoenix-Sanford Bernstein Small-Cap Value
   Series                                                                                                            13.91%  -10.00%
Phoenix-Seneca Mid-Cap Growth Series                                                               43.34%   11.95%  -26.33%  -33.58%
Phoenix-Seneca Strategic Theme Series                                            15.33%   42.41%   52.55%  -12.88%  -28.53%  -36.02%
Phoenix-State Street Research Small-Cap
   Growth Series
AIM V.I. Capital Appreciation Fund                        0.87%  33.54%  15.70%  11.70%   17.41%   42.32%  -12.32%  -24.51%  -25.57%
AIM V.I. Premier Equity Fund                              2.39%  34.09%  13.18%  21.73%   30.31%   27.84%  -16.00%  -13.96%  -31.37%
Alger American Leveraged AllCap Portfolio                                10.24%  17.78%   55.33%   75.24%  -26.03%  -17.28%  -34.97%
Federated Fund For U.S. Government
   Securities II                                                  7.05%   2.53%   6.86%    5.95%   -2.17%    9.23%    5.32%    7.31%
Federated High Income Bond Fund II                               18.47%  12.49%  12.03%    1.07%    0.69%  -10.47%   -0.25%   -0.23%
VIP Contrafund(R) Portfolio                                                               27.88%   22.18%   -8.19%  -13.77%  -10.87%
VIP Growth Opportunities Portfolio                                                        22.53%    2.53%  -18.50%  -15.82%  -23.17%
VIP Growth Portfolio                                                                      37.17%   35.11%  -12.48%  -19.04%  -31.31%
Mutual Shares Securities Fund                                                    15.58%   -1.77%   11.78%   11.46%    5.33%  -13.22%
Templeton Foreign Securities Fund                44.69%  -4.04%  13.65%  21.78%  11.86%    7.31%   21.30%   -3.92%  -17.34%  -19.86%
Templeton Growth Securities Fund                                 10.66%  19.05%  11.42%    6.98%   18.92%   -0.13%   -2.88%  -19.79%

Rydex Variable Trust Nova Fund                                                            28.00%   21.31%  -21.56%  -24.80%  -36.75%

Scudder VIT EAFE(R) Equity Index Fund                                                     19.68%   25.61%  -17.98%  -25.89%  -22.85%
Scudder VIT Equity 500 Index Fund                                                         26.67%   18.48%  -10.67%  -13.60%  -23.56%
Technology Portfolio                                                                                       -24.81%  -49.68%  -49.78%
Wanger Foreign Forty                                                                                        -3.13%  -27.80%  -16.64%
Wanger International Small Cap                                           29.93%  -3.03%   14.49%  122.93%  -29.00%  -22.54%  -15.21%
Wanger Twenty                                                                                               -7.73%    7.34%   -9.09%
Wanger U.S. Smaller Companies                                            44.29%  27.38%    6.97%   23.10%   -9.62%    9.60%  -18.14%

   Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

                            THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:

    The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are based on the 7-day period ending December 31, 2002:

Value of hypothetical pre-existing account with exactly one Unit at
   the beginning of the period:................................................       $1.000000
Value of the same account (excluding capital changes) at the
   end of the 7-day period:....................................................        0.999894
Calculation:
   Ending account value........................................................        0.999894
   Less beginning account value................................................        1.000000
   Net change in account value.................................................       -0.000106)
Base period return:
   (net change/beginning account value)........................................       -0.000106)
Current yield = return x (365/7) = ............................................           -0.55%
Effective yield = [(1 + return)(365/7)] -1 =...................................           -0.55%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial payment in the subaccount;

(2) We determine the value of the hypothetical initial payment had it been redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 payment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return, we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II     =    a hypothetical initial payment of $1,000

    R      =    average annual total return for the period

    n      =    number of years in the period

    ERV    =    ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index

    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Investor's Business Daily
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM)

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983 Individual Annuity Mortality Table (1983 IAM-The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS

    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each subaccount, divided by $1,000 and then multiplied by the applicable annuity payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that annuity payment option.

EXPERTS
--------------------------------------------------------------------------------

The consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.


Richard J. Wirth, Vice President and Insurance & Investment Products Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

PHOENIX LIFE ACCUMULATION ACCOUNT

FINANCIAL STATEMENTS


AS THERE WERE NO CONTRACT SALES IN 2002, THERE ARE NO FINANCIAL STATEMENTS FOR THESE SUBACCOUNTS AS OF JUNE 2, 2003.

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                                                                           PAGE
                                                                                                                        ----------
Report of Independent Accountants...............................................................................           F-3

Consolidated Balance Sheet as of December 31, 2002 and 2001.....................................................           F-4

Consolidated Statements of Income and Comprehensive Income for the years ended 2002, 2001 and 2000..............           F-5

Consolidated Statement of Cash Flows for the years ended 2002, 2001 and 2000....................................           F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended 2002, 2001 and 2000...............           F-7

Notes to Financial Statements...................................................................................        F-8 - F-41

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                 PRICEWATERHOUSECOOPERS LLP
                                                 100 Pearl Street
                                                 Hartford CT 06103-4508
                                                 Telephone (860) 241 7000
                                                 Facsimile (860) 241 7590

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
February 5, 2003

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2002 AND 2001

                                                                                                   2002                2001
                                                                                              --------------      --------------
ASSETS:
Available-for-sale debt securities, at fair value.......................................        $  11,836.8         $   9,607.7
Equity securities, at fair value........................................................              256.9               286.0
Mortgage loans, at unpaid principal balances............................................              468.8               535.8
Real estate, at lower of cost or fair value.............................................               69.6                83.1
Venture capital partnerships, at equity in net assets...................................              228.6               291.7
Affiliate equity and debt securities....................................................              187.4               330.6
Policy loans, at unpaid principal balances..............................................            2,195.9             2,172.2
Other investments.......................................................................              311.3               290.9
                                                                                                -----------         -----------
Total investments.......................................................................           15,555.3            13,598.0
Cash and cash equivalents...............................................................              970.8               547.9
Accrued investment income...............................................................              192.3               203.1
Premiums, accounts and notes receivable.................................................              224.9               175.1
Reinsurance recoverable balances........................................................               22.4                21.4
Deferred policy acquisition costs.......................................................            1,201.8             1,123.7
Deferred income taxes...................................................................               30.0                22.9
Goodwill and other intangible assets....................................................                3.1                22.6
Net assets of discontinued operations...................................................               20.8                20.8
Other general account assets............................................................              126.0               134.9
Separate account and investment trust assets............................................            5,793.1             5,570.0
                                                                                                -----------         -----------
TOTAL ASSETS............................................................................        $  24,140.5         $  21,440.4
                                                                                                ===========         ===========

LIABILITIES:
Policy liabilities and accruals.........................................................        $  12,680.0         $  11,846.4
Policyholder deposit funds..............................................................            3,395.7             1,515.2
Indebtedness............................................................................              175.0               175.0
Other general account liabilities.......................................................              378.4               505.7
Separate account and investment trust liabilities.......................................            5,793.1             5,564.9
                                                                                                -----------         -----------
TOTAL LIABILITIES.......................................................................           22,422.2            19,607.2
                                                                                                -----------         -----------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.........................................                1.7                 1.1
                                                                                                -----------         -----------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..............               10.0                10.0
Additional paid-in capital..............................................................            1,712.0             1,712.0
Accumulated deficit.....................................................................              (79.8)               29.0
Accumulated other comprehensive income..................................................               74.4                81.1
                                                                                                -----------         -----------
TOTAL STOCKHOLDERS' EQUITY..............................................................            1,716.6             1,832.1
                                                                                                -----------         -----------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...........................        $  24,140.5         $  21,440.4
                                                                                                ===========         ===========

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                                  2002              2001               2000
                                                                             -------------      -------------      -------------
REVENUES:
Premiums...............................................................       $   1,081.9        $   1,112.7        $   1,147.4
Insurance and investment product fees..................................             261.0              430.3              631.0
Investment income, net of expenses.....................................             907.3              842.7            1,141.3
Net realized investment gains (losses).................................             (17.5)             150.1               89.2
                                                                              -----------        -----------        -----------
TOTAL REVENUES.........................................................           2,232.7            2,535.8            3,008.9
                                                                              -----------        -----------        -----------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends......................           1,436.1            1,406.7            1,409.8
Policyholder dividends.................................................             401.8              400.1              378.0
Policy acquisition cost amortization...................................              91.6              133.0              356.0
Intangible asset amortization..........................................                .2               24.7               36.9
Interest expense.......................................................              12.2               20.0               32.7
Demutualization expenses...............................................              --                 25.9               21.8
Other operating expenses...............................................             290.3              470.6              604.5
                                                                              -----------        -----------        -----------
TOTAL BENEFITS AND EXPENSES............................................           2,232.2            2,481.0            2,839.7
                                                                              -----------        -----------        -----------
Income (loss) from continuing operations
  before income taxes and minority interest ...........................                .5               54.8              169.2
Applicable income taxes (benefit)......................................             (15.4)             (15.4)              60.3
                                                                              -----------        -----------        -----------
Income (loss) from continuing operations before minority interest......              15.9               70.2              108.9
Minority interest in net income of subsidiaries........................                .6                3.7               14.1
                                                                              -----------        -----------        -----------
INCOME (LOSS) FROM CONTINUING OPERATIONS...............................              15.3               66.5               94.8
Income from discontinued operations....................................              --                 --                  9.4
Loss on disposal of discontinued operations............................              --                 --                (20.9)
                                                                              -----------        -----------        -----------
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES...........              15.3               66.5               83.3
Cumulative effect of accounting changes:
Goodwill and other intangible assets...................................             (10.3)              --                 --
Venture capital partnerships...........................................              --                (48.8)              --
Securitized financial instruments......................................              --                (20.5)              --
Derivative instruments.................................................              --                  3.9               --
                                                                              -----------        -----------        -----------
NET INCOME (LOSS) .....................................................       $       5.0        $       1.1        $      83.3
                                                                              ===========        ===========        ===========

COMPREHENSIVE INCOME:
NET INCOME (LOSS)......................................................       $       5.0        $       1.1        $      83.3
                                                                              -----------        -----------        -----------
Net unrealized investment gains (losses)...............................             (25.7)              65.9               (1.3)
Net unrealized derivative instruments gains............................               3.4                5.0               --
Net unrealized foreign currency translation adjustment.................               1.2               (1.7)              (4.6)
Minimum pension liability adjustment...................................              --                 (8.3)               1.6
                                                                              -----------        -----------        -----------
OTHER COMPREHENSIVE INCOME (LOSS)......................................             (21.1)              60.9               (4.3)
                                                                              -----------        -----------        -----------
COMPREHENSIVE INCOME (LOSS)............................................       $     (16.1)       $      62.0        $      79.0
                                                                              ===========        ===========        ===========

The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                                  2002              2001               2000
                                                                             -------------      -------------      -------------
OPERATING ACTIVITIES:
Income (loss) from continuing operations.................................     $      15.3        $      66.5        $      94.8
Net realized investment (gains) losses...................................            17.5             (150.1)             (89.2)
Amortization and depreciation............................................            20.5               43.2               56.8
Investment loss (income).................................................            67.2               97.4             (297.7)
Securitized financial instruments and derivatives........................            --                  --                --
Deferred income taxes (benefit)..........................................            (8.8)             (28.3)             (71.6)
Increase in receivables..................................................           (50.9)             (76.9)             (54.0)
Deferred policy acquisition costs (increase) decrease....................          (174.1)             (76.2)             183.2
(Increase) decrease in policy liabilities and accruals...................           453.1              469.0              472.8
Other assets and other liabilities net change............................           (57.9)              64.4               80.0
                                                                              -----------        -----------        -----------
Cash from continuing operations..........................................           281.9              409.0              375.1
Discontinued operations, net.............................................           (43.7)             (75.1)            (264.6)
                                                                              -----------        -----------        -----------
CASH FROM OPERATING ACTIVITIES...........................................           238.2              333.9              110.5
                                                                              -----------        -----------        -----------

INVESTING ACTIVITIES:
Investment purchases.....................................................        (4,951.5)          (3,822.3)          (2,110.2)
Investment sales, repayments and maturities..............................         3,550.0            2,285.0            2,154.4
Subsidiary purchases.....................................................            --               (368.1)             (59.3)
Subsidiary sales.........................................................            --                659.8               14.1
Premises and equipment additions.........................................           (13.6)             (13.7)             (21.5)
Premises and equipment dispositions......................................            --                  --                20.6
Discontinued operations, net.............................................            43.7               77.5              259.5
                                                                              -----------        -----------        -----------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................        (1,371.4)          (1,181.8)             257.6
                                                                              -----------        -----------        -----------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net .................................         1,669.9              689.8              140.2
Other indebtedness proceeds .............................................            --                180.0               50.0
Indebtedness repayments .................................................            --               (144.5)            (152.4)
Common stock issuance ...................................................            --                 10.0               --
Common stock dividends paid..............................................          (113.8)            (132.3)              --
Capital contributions from parent........................................                               78.6
Minority interest distributions..........................................            --                 (5.8)              (5.8)
Other financing activities, net..........................................            --                  --                 3.2
                                                                              -----------        -----------        -----------
CASH FROM FINANCING ACTIVITIES...........................................         1,556.1              675.8               35.2
                                                                              -----------        -----------        -----------
CHANGE IN CASH AND CASH EQUIVALENTS......................................           422.9             (172.1)             403.3
Cash and cash equivalents, beginning of year.............................           547.9              720.0              316.7
                                                                              -----------        -----------        -----------
CASH AND CASH EQUIVALENTS, END OF YEAR...................................     $     970.8        $     547.9        $     720.0
                                                                              ===========        ===========        ===========

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                                  2002              2001               2000
                                                                             -------------      -------------      -------------
COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)...........................              --              1,722.0               --
Contribution from parent for transfer of additional minimum pension
   liability...........................................................              14.4               --                 --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)......................................................               5.0                1.1               83.3
Common stock dividends declared........................................            (113.8)            (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization ........................              --             (1,722.0)              --
Demutualization contribution from parent ..............................              --                130.1               --
Policyholder cash payments and policy credits..........................              --                (41.5)              --
Equity adjustment for policyholder dividend obligation, net............              --                (30.3)              --
Other equity adjustments...............................................              --                  3.2                5.9

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)......................................             (21.1)              60.9               (4.3)
                                                                              -----------        -----------        -----------
CHANGE IN STOCKHOLDER'S EQUITY.........................................            (115.5)              (8.8)              84.9
Stockholder's equity, beginning of year................................           1,832.1            1,840.9            1,756.0
                                                                              -----------        -----------        -----------
STOCKHOLDERS' EQUITY, END OF YEAR......................................           1,716.6            1,832.1            1,840.9
                                                                              ===========        ===========        ===========

The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
           ($ amounts in millions, except per share and per unit data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

1.  ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. Also, we have reclassified amounts for 2001 and 2000 to conform with 2002 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 6.

ACCOUNTING CHANGES

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4. At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Unaudited pro forma information on income (loss) from continuing operations for the years 2001 and 2000 assuming retroactive application of the accounting changes for goodwill and other intangibles assets and venture capital partnerships follows:

                                                                       2001                                 2000
                                                         ---------------------------------     --------------------------------
                                                            PRO FORMA           ACTUAL            PRO FORMA          ACTUAL
                                                         ---------------    --------------     ---------------   --------------
Income (loss) from continuing operations.............      $      76.9       $      66.5         $     (92.6)     $      94.8

At year-end 2002, there is a newly issued accounting pronouncement that may affect our future accounting for variable interest entities included in our consolidated financial statements (Note 7). We describe this pending pronouncement within the notes to which they pertain.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. ("PXP"). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold PXP and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2000 consolidated results include 60% of PXP's results and 100% of certain other subsidiaries results, while Phoenix Life's 2001 results include 100% of the results of PXP and certain other subsidiaries through June 25, 2001. Had these transactions been completed at the beginning of 2000, our operating results would have differed. Selected operating information on an unaudited pro forma and an actual basis for the years 2002, 2001 and 2000 follows:

                                                                       2001                                 2000
                                                         ---------------------------------     --------------------------------
                                                            PRO FORMA           ACTUAL            PRO FORMA          ACTUAL
                                                         ---------------    --------------     ---------------   --------------
Revenues.............................................      $   2,153.7       $  2,535.8          $   2,629.3      $   3,008.9
Income (loss) from continuing operations.............      $     (23.4)      $     66.5          $      58.4      $      94.8

2.  LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 for single life and joint first-to-die policies and $12 for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in October 1998 and July 1999 to reinsure 80% of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life and whole life products.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows:

                                                                                   2002               2001               2000
                                                                               -------------      -------------      -------------
Direct premiums..........................................................       $   1,137.4        $   1,176.3        $   1,189.6
Premiums assumed from reinsureds.........................................              16.9                0.6               26.7
Premiums ceded to reinsurers.............................................             (72.4)             (64.2)             (68.9)
                                                                                -----------        -----------        -----------
PREMIUMS ................................................................       $   1,081.9        $   1,112.7        $   1,147.4
                                                                                ===========        ===========        ===========
Percentage of amount assumed to net premiums.............................               1.6%               0.1%               2.3%
                                                                                ===========        ===========        ===========

Direct policy benefits incurred..........................................       $     420.9        $     385.7        $     373.6
Policy benefits assumed from reinsureds..................................              21.2               20.9               14.7
Policy benefits ceded to reinsurers......................................             (50.7)             (55.2)             (27.7)
                                                                                -----------        -----------        -----------
POLICY BENEFITS..........................................................       $     391.4        $     351.4        $     360.6
                                                                                ===========        ===========        ===========

Direct life insurance in-force...........................................       $ 112,842.8        $ 105,517.9        $ 100,086.1
Life insurance in-force assumed from reinsureds..........................             440.9               28.1            1,562.9
Life insurance in-force ceded to reinsurers..............................         (74,265.8)         (69,127.0)         (64,354.3)
                                                                                -----------        -----------        -----------
LIFE INSURANCE IN-FORCE..................................................       $  39,017.9        $  36,419.0        $  37,294.7
                                                                                ===========        ===========        ===========
Percentage of amount assumed to net insurance in-force...................               1.1%               0.1%               4.2%
                                                                                ===========        ===========        ===========

Irrevocable letters of credit aggregating $40.6 at year-end 2002 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 ($11.2 after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date, resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the first quarter of 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a non-recurring decrease in deferred policy acquisition cost amortization of $22.1 ($14.4 after income taxes). In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 ($8.8 after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

In the fourth quarter of 2000, we reallocated assets supporting our participating life policies. This asset reallocation resulted from the execution of our wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and a review of assets appropriate for the closed block that would be established if we reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation affected the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a non-recurring charge to earnings of $218.2 ($141.8 after income taxes).

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows:

                                                                                   2002              2001              2000
                                                                               ------------      ------------      -------------
Direct acquisition costs deferred excluding acquisitions................        $    217.0        $    206.1        $    172.8
Acquisition costs recognized in Valley Forge Life acquisition...........              48.5              --                --
Costs amortized to expenses:
  Recurring costs related to operations.................................             (88.5)           (122.5)           (148.5)
(Cost) credit related to realized investment gains or losses............             (25.1)            (10.5)             10.7
  Non-recurring (cost) or credit for change in actuarial assumptions....              22.1              --              (218.2)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................             (95.9)             28.5            (116.6)
Equity adjustment for policyholder dividend obligation..................              --                 3.1              --
                                                                                ----------        ----------        ----------
Change in deferred policy acquisition costs.............................              78.1             104.7            (299.8)
Deferred policy acquisition costs, beginning of year....................           1,123.7           1,019.0           1,318.8
                                                                                ----------        ----------        ----------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................        $  1,201.8        $  1,123.7        $  1,019.0
                                                                                ==========        ==========        ==========

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.0% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.6% to 12.3%, less administrative charges. At year-end 2002 and 2001, there was $1,345.6 million and $369.9 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts, by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance in-force was 45.5% and 50.4% of the face value of total individual life insurance in-force at year-end 2002 and 2001, respectively. The premiums on participating life insurance policies were 70.4%, 73.5% and 76.2% of total individual life insurance premiums in 2002, 2001, and 2000, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000:

                                                                                   2002              2001              2000
                                                                               ------------      ------------      ------------
Deposits.................................................................       $  2,258.4        $  1,492.9        $    687.0
Performance..............................................................           (338.0)           (563.1)           (415.2)
Fees.....................................................................            (58.8)            (67.3)            (78.2)
Benefits and surrenders..................................................           (777.3)           (516.6)           (633.4)
                                                                                ----------        ----------        ----------
Change in funds under management.........................................          1,084.3             345.9            (439.8)
Funds under management, beginning of year................................          4,749.1           4,403.2           4,843.0
                                                                                ----------        ----------        ----------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  5,833.4        $  4,749.1        $  4,403.2
                                                                                ==========        ==========        ==========

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with our conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $2,338.8, to available-for-sale and recorded a $162.0 unrealized gain ($83.9 unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follows:

                                                                         2002                                 2001
                                                           --------------------------------      -------------------------------
                                                             FAIR VALUE           COST             FAIR VALUE          COST
                                                           --------------    --------------      --------------   --------------
U.S. government and agency...........................       $      461.6      $      431.3        $      269.2     $      256.0
State and political subdivision......................              534.7             481.9               531.6            508.6
Foreign government...................................              183.9             168.4               326.7            293.7
Corporate............................................            5,427.9           5,076.5             4,332.1          4,290.3
Mortgage-backed......................................            3,099.9           2,901.9             2,540.2          2,476.6
Other asset-backed...................................            2,128.8           2,122.1             1,607.9          1,648.4
                                                            ------------      ------------        ------------     ------------
DEBT SECURITIES......................................       $   11,836.8      $   11,182.1        $    9,607.7     $    9,473.6
                                                            ============      ============        ============     ============

Amounts applicable to the closed block...............       $    6,418.0      $    5,939.8        $    5,739.5     $    5,630.7
                                                            ============      ============        ============     ============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follows:

                                                                         2002                                 2001
                                                           --------------------------------      -------------------------------
                                                             FAIR VALUE           COST             FAIR VALUE          COST
                                                           --------------    --------------      --------------   --------------
Hilb, Rogal and Hamilton common stock..................     $       11.1      $        2.6        $       --       $       --
Other equity securities................................            245.8             211.0               286.0            265.5
                                                            ------------      ------------        ------------     ------------
EQUITY SECURITIES......................................     $      256.9      $      213.6        $      286.0     $      265.5
                                                            ============      ============        ============     ============

Amounts applicable to the closed block.................     $       --        $       --          $       --       $       --
                                                            ============      ============        ============     ============

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow:

                                                                          2002                                2001
                                                             -------------------------------      -----------------------------
                                                                 GAINS            LOSSES              GAINS           LOSSES
                                                             -------------    -------------       -------------   -------------
U.S. government and agency...............................      $    30.5        $    (0.2)          $    13.3       $    (0.1)
State and political subdivision..........................           53.1             (0.3)               24.7            (1.7)
Foreign government.......................................           20.2             (4.7)               34.1            (1.1)
Corporate................................................          442.7            (91.3)              145.5          (103.7)
Mortgage-backed..........................................          198.5             (0.5)               73.1            (9.5)
Other asset-backed.......................................           85.0            (78.3)               34.3           (74.8)
                                                               ---------        ---------           ---------       ---------
DEBT SECURITIES GAINS AND LOSSES.........................      $   830.0        $  (175.3)          $   325.0       $  (190.9)
                                                               =========        =========           =========       =========
EQUITY SECURITIES GAINS AND LOSSES.......................      $    58.7        $   (15.4)          $    52.4       $   (31.9)
                                                               =========        =========           =========       =========
NET GAINS................................................      $   698.0                            $   154.6
                                                               =========                            =========

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The fair values of our investments in mortgage loans and real estate by property type and geographic region and the fair value of our mortgage loans at year-end 2002 and 2001 follow:

                                                                     MORTGAGE LOANS                        REAL ESTATE
                                                             -------------------------------      -----------------------------
                                                                  2002             2001               2002             2001
                                                             -------------    -------------       -------------   -------------
PROPERTY TYPE:
Apartment buildings......................................      $   159.0        $   171.0           $    51.9       $    50.4
Office buildings.........................................          131.5            155.4                15.1            25.2
Retail stores............................................          151.5            170.4                 2.6             7.5
Industrial buildings.....................................           42.2             52.0                --              --
Other....................................................            0.1              2.0                --              --
                                                               ---------        ---------           ---------       ---------
Subtotal.................................................          484.3            550.8                69.6            83.1
Less: valuation allowances...............................           15.5             15.0                --              --
                                                               ---------        ---------           ---------       ---------
MORTGAGE LOANS AND REAL ESTATE...........................      $   468.8        $   535.8           $    69.6       $    83.1
                                                               =========        =========           =========       =========

Amounts applicable to the closed block...................      $   373.2        $   386.5           $    --         $    --
                                                               =========        =========           =========       =========

                                                                     MORTGAGE LOANS                        REAL ESTATE
                                                             -------------------------------      -----------------------------
                                                                  2002             2001               2002             2001
                                                             -------------    -------------       -------------   -------------
GEOGRAPHIC REGION:
Northeast................................................      $    86.8        $   116.5           $    50.1       $    54.4
Southeast................................................          123.3            130.5                --              --
North central............................................          122.8            134.8                 0.4             0.4
South central............................................           96.5            101.7                13.5            13.0
West.....................................................           54.9             67.3                 5.6            15.3
                                                               ---------        ---------           ---------       ---------
Subtotal ................................................          484.3            550.8                69.6            83.1
Less: valuation allowances...............................           15.5             15.0                --              --
                                                               ---------        ---------           ---------       ---------
MORTGAGE LOANS AND REAL ESTATE...........................      $   468.8        $   535.8           $    69.6       $    83.1
                                                               =========        =========           =========       =========

Fair value of mortgage loans.............................      $   488.2        $   554.1
                                                               =========        =========

The carrying values of delinquent and in-process-of-foreclosure mortgage loans at year-end 2002 and 2001 were $5.6 and $5.6, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $29.5 and $31.1 at year-end 2002 and 2001, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans. Activity in valuation allowances, which have been deducted in arriving at mortgage loan and real estate carrying values, for the years 2002, 2001 and 2000 follows:

                                                               MORTGAGE LOANS                            REAL ESTATE
                                                -------------------------------------------     ---------------------------
                                                   2002            2001            2000            2001            2000
                                                -----------     -----------     -----------     -----------     -----------
Valuation allowance, beginning of year......     $    15.0       $     9.1       $    14.3       $     9.3       $     3.2
Additions charged to income.................           0.6             6.1             1.8            --               6.1
Deductions for write-offs and disposals.....          (0.1)           (0.2)           (7.0)           (9.3)           --
                                                 ---------       ---------       ---------       ---------       ---------
VALUATION ALLOWANCE, END OF YEAR............     $    15.5       $    15.0       $     9.1       $    --         $     9.3
                                                 =========       =========       =========       =========       =========

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.5, $3.6 and $3.9 in 2002, 2001 and 2000, respectively. Actual interest income on these loans included in net investment income was $2.7, $2.4 and $3.1 in 2002, 2001 and 2000, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.6 for the year 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. In the first quarter of 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 charge ($48.8 charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward change in value of the underlying investee companies, but we do not exceed the last reported value by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability. The components of net investment income related to venture capital partnerships for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001            2000
                                                                               -----------     -----------     -----------
Net realized gains (losses) on partnership cash and stock distributions..       $    (4.7)      $    17.8       $   223.3
Partnership operating expenses...........................................            (7.4)           (6.4)           (7.7)
Net unrealized gains (losses) on partnership investments.................           (47.2)          (95.9)           61.7
                                                                                ---------       ---------       ---------
VENTURE CAPITAL PARTNERSHIP NET INVESTMENT INCOME (LOSS).................       $   (59.3)      $   (84.5)      $   277.3
                                                                                =========       =========       =========

Our investments in venture capital partnerships at year-end 2002 and 2001 by type of investment follow:

                                                                                                   2002            2001
                                                                                               -----------     -----------
Technology..............................................................................        $    25.0       $    41.3
Telecommunications......................................................................             10.2            19.1
Biotechnology...........................................................................             11.1            14.1
Health care.............................................................................              9.2            10.7
Consumer and business products and services.............................................             45.9            46.6
Financial services......................................................................             28.1            30.3
Other...................................................................................             50.6            57.8
                                                                                                ---------       ---------
Private holdings........................................................................            180.1           219.9
Public holdings.........................................................................             23.0            39.8
Cash and cash equivalents...............................................................             22.4            22.5
Other...................................................................................              3.1             9.5
                                                                                                ---------       ---------
VENTURE CAPITAL PARTNERSHIPS............................................................        $   228.6       $   291.7
                                                                                                =========       =========

Unfunded commitments....................................................................        $   154.7       $   166.8
                                                                                                =========       =========

Amounts applicable to the closed block:
Venture capital partnerships............................................................        $     0.8       $    --
                                                                                                =========       =========
Unfunded commitments....................................................................        $     3.4       $    --
                                                                                                =========       =========

The unfunded commitments can be drawn down by the various venture capital partnerships as necessary to fund their portfolio investments.

Investment activity in venture capital partnerships for the years 2002, 2001 and 2000 follows:

                                                                                   2002            2001            2000
                                                                               -----------     -----------     -----------
Capital invested.........................................................       $    43.0       $    47.0       $    96.9
Equity in partnership earnings (losses)..................................           (59.3)          (84.5)          277.3
Cumulative effect of accounting change...................................             --            (75.1)           --
Realized loss on partnerships being sold.................................            (5.1)            --             --
Distributions of earnings received.......................................           (14.2)          (30.5)         (222.4)
Distributions of capital received........................................           (27.5)          (32.5)          (22.6)
                                                                                ---------       ---------       ---------
Change in venture capital partnerships...................................           (63.1)         (175.6)          129.2
Venture capital partnership investments, beginning of year...............           291.7           467.3           338.1
                                                                                ---------       ---------       ---------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF YEAR.....................       $   228.6       $   291.7       $   467.3
                                                                                =========       =========       =========

In February 2003, we reached an agreement to sell a 50% interest in certain of our venture capital partnerships to an outside party and transfer the remaining 50% interest to our closed block. The carrying value of the partnerships being sold and transferred totaled $53.5 after realizing a loss of $5.1 in year 2002 to reflect the proceeds being received. The unfunded commitments of the partnerships being sold and transferred totaled $28.1; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities. For years prior to 2001, we considered our investments in Aberdeen and HRH debt securities as being held-to-maturity and reported them at amortized cost. In 2001, we transferred these securities to the available-for-sale category and recorded a $110.6 unrealized gain ($71.9 unrealized gain after income taxes).

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity

Carrying value and cost of investments in affiliates at year-end 2002 and 2001 follows:

                                                                          2002                               2001
                                                             -------------------------------     -----------------------------
                                                                CARRYING                           CARRYING
                                                                 VALUE            COST               VALUE           COST
                                                             -------------    -------------      -------------   -------------
 Aberdeen common stock...................................      $   119.3        $   109.1          $   103.9       $   109.1
 Aberdeen 7% convertible notes...........................           37.5             37.5              101.2            37.5
 Aberdeen 5.875% convertible bonds.......................           15.2             21.2               --              --
 HRH common stock........................................           --               --                 18.7            15.9
 HRH 5.25% convertible notes.............................           --               --                 78.9            32.0
 Other...................................................           15.4             26.5               27.9            13.4
                                                               ---------        ---------          ---------       ---------
AFFILIATE DEBT AND EQUITY SECURITIES.....................      $   187.4        $   194.3          $   330.6       $   207.9
                                                               =========        =========          =========       =========

The fair value based on quoted market price of our equity investment in Aberdeen was $43.6 and $221.1 at year-end 2002 and 2001.

ABERDEEN ASSET MANAGEMENT

Our ownership of Aberdeen common stock includes 4% of their outstanding shares that we purchased in May 2001 for $46.8 and 18% of their outstanding shares that we purchased between 1996 and 1999 for $62.3. Our ownership of Aberdeen convertible debt securities includes two issues: $37.5 in 7% convertible subordinated notes issued in 1996 and $19.0 in 5.875% convertible bonds issued in 2002. The notes mature on March 29, 2003, subject to four six-month extensions at Aberdeen's option with increasing interest rates for each extension. The bonds mature in 2007. The conversion prices for both the notes and the bonds are in excess of Aberdeen's common stock price at year-end 2002. The fair value of our investment in Aberdeen common stock, based on the London Stock Exchange closing price at year-end 2002 and 2001, was $43.6 and $221.1, respectively. The carrying value of our investment in Aberdeen on the equity method of accounting totaled $119.3 and $103.9 at year-end 2002 and 2001, respectively. The difference between our investment and our percentage of Aberdeen's net assets represents goodwill resulting from our acquisition of Aberdeen common stock.

A summary of Aberdeen's financial position on a U.K. GAAP basis of accounting at September 30, 2002 and 2001 (its fiscal year-end, converted to U.S. dollars at 2002 and 2001 exchange rates) and results of its operations and cash flows for each of the three years ending September 30, 2002 converted to U.S. dollars using the 2002, 2001 and 2000 average exchange rates follows:

                                                                                                   2002              2001
                                                                                              -------------     -------------
FINANCIAL POSITION
Cash and cash equivalents...............................................................        $    52.5         $    92.6
Other current assets....................................................................             95.8             102.0
Goodwill and other intangible assets....................................................            657.8             599.0
Other general account assets............................................................             86.5              71.0
Separate account assets.................................................................            411.8              82.2
                                                                                                ---------         ---------
Total assets............................................................................          1,304.4             946.8
                                                                                                ---------         ---------
Indebtedness............................................................................            429.8             338.3
Other general account liabilities.......................................................            129.1             204.7
Separate account liabilities............................................................            411.8              82.2
Preferred stockholders' equity..........................................................             33.3              47.0
                                                                                                ---------         ---------
Total liabilities and preferred stockholders' equity....................................          1,004.0             672.2
                                                                                                ---------         ---------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS............................................        $   300.4         $   274.6
                                                                                                =========         =========

                                                                                   2002              2001             2000
                                                                              -------------     -------------     -------------
RESULTS OF OPERATIONS
Revenues.................................................................       $   289.9         $   264.0         $   179.4
Expenses.................................................................           262.8             228.4             126.7
                                                                                ---------         ---------         ---------
Income before income taxes...............................................            27.1              35.6              52.7
Income taxes.............................................................            16.8              13.9              15.2
                                                                                ---------         ---------         ---------
Net income...............................................................            10.3              21.7              37.5
Preferred stock dividends................................................             1.7               1.8              --
                                                                                ---------         ---------         ---------
NET INCOME APPLICABLE TO COMMON STOCKHOLDERS.............................       $     8.6         $    19.9         $    37.5
                                                                                =========         =========         =========

CASH FLOWS
Cash from operating activities...........................................       $    20.7         $    35.5         $    65.6
Cash (for) from financing activities.....................................            (6.4)            260.6             (16.6)
Cash for investing activities............................................           (53.1)           (293.6)            (37.1)
                                                                                ---------         ---------         ---------
CASH FLOWS...............................................................       $   (38.8)        $     2.5         $    11.9
                                                                                =========         =========         =========

The U.K. investment management industry and the split capital closed-end fund sector in particular have suffered a significant decline in investor confidence and liquidity since September 2001. Aberdeen has acted as a manager of certain of these funds and at its 2002 year-end the funds represented 5% of its assets under management. The U.K. Financial Services Authority has commenced a review of the split capital fund sector, including Aberdeen's managed funds. The U.K. Financial Ombudsman Service has also commenced a related review of one of the funds managed by Aberdeen.

On November 1, 2002, Aberdeen announced the results of a strategic review, which concluded that it should focus on its core strength of active management of equity and fixed income securities. Consistent with the review, Aberdeen subsequently announced its intentions to divest of a business segment that actively manages property investments and a conditional agreement to dispose of its rights to manage certain retail funds for cash consideration of $138.0.

Sources of equity in earnings of and interest earned from investments in affiliates for the years 2002, 2001 and 2000 follow:

                                                                                  2002               2001              2000
                                                                              -------------     -------------     -------------
Aberdeen common stock dividends..........................................       $     3.8         $     6.3         $     5.0
Equity in Aberdeen undistributed income (loss)...........................             2.3              (0.5)              2.0
Aberdeen 7% convertible notes............................................             2.6               2.6               2.6
Aberdeen 5.875% convertible bonds........................................             1.2              --                --
HRH common stock dividends...............................................             0.5               0.6               0.6
Equity in HRH undistributed income.......................................             2.5               1.9               0.6
HRH 5.25% convertible notes..............................................             1.3               1.7               1.7
Other....................................................................            (3.2)             (0.1)             (0.8)
                                                                                ---------         ---------         ---------
AFFILIATE INVESTMENT INCOME..............................................       $    11.0         $    12.5         $    11.7
                                                                                =========         =========         =========

In connection with the adoption of a new accounting standard for goodwill and other intangible assets (Note 4), we recorded a charge of $10.3 ($10.3 after income taxes) as the cumulative effect adjustment to reduce the carrying value of goodwill to its fair value for our equity investment in an Argentine financial services company in which we have a 50% interest that is reflected in the other category above.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting the present value of loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets at year-end 2002 and 2001 follow:

                                                                                                   2002              2001
                                                                                              -------------     -------------
Transportation and other equipment leases...............................................        $    66.0         $    85.0
Separate account equity investments.....................................................             36.0              54.6
Mezzanine partnerships..................................................................             45.4              37.1
Affordable housing partnerships.........................................................             25.7              28.2
Derivative instruments (Note 12)........................................................             37.1              20.6
Other affiliate investments.............................................................              8.1               7.6
Equity investments in collateralized obligations........................................             17.8              18.8
Other partnership interests.............................................................             75.2              39.0
                                                                                                ---------         ---------
OTHER INVESTED ASSETS...................................................................        $   311.3         $   290.9
                                                                                                =========         =========

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow:

                                                                                   2002              2001              2000
                                                                              -------------     -------------     -------------
Debt securities..........................................................       $   729.0         $   677.6         $   601.2
Equity securities........................................................             3.9               5.2              13.3
Mortgage loans...........................................................            40.4              45.0              54.6
Real estate..............................................................            13.9              16.1               9.2
Venture capital partnerships.............................................           (59.3)            (84.5)            277.3
Affiliate debt and equity securities.....................................            11.0              12.5              11.7
Other invested assets....................................................             3.2               7.1               3.4
Policy loans.............................................................           171.8             168.6             157.4
Cash and cash equivalents................................................            10.8              15.2              27.5
                                                                                ---------         ---------         ---------
Total investment income..................................................           924.7             862.8           1,155.6
Less: investment expenses................................................            17.4              20.1              14.3
                                                                                ---------         ---------         ---------
NET INVESTMENT INCOME....................................................       $   907.3         $   842.7         $ 1,141.3
                                                                                =========         =========         =========

NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs, and applicable income taxes are reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 charge ($20.5 charge after income taxes) as the cumulative effect of an accounting change.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                   2002             2001             2000
                                                                               ------------     ------------     ------------
Debt securities..........................................................       $  (122.9)       $   (72.6)       $    (7.5)
Equity securities........................................................            (9.8)            --               --
Mortgage loans...........................................................            (0.6)            (6.1)            (1.8)
Real estate..............................................................            --               --               (6.1)
Venture capital partnerships.............................................            (5.1)            --               --
Other invested assets....................................................           (22.0)            (3.7)            --
                                                                                ---------        ---------        ---------
IMPAIRMENT LOSSES........................................................          (160.4)           (82.4)           (15.4)
                                                                                ---------        ---------        ---------
Debt securities gains....................................................            92.6             53.2              9.6
Debt securities losses...................................................           (45.9)           (31.5)           (56.5)
Equity securities gains..................................................           116.3             12.2            178.2
Equity securities losses.................................................           (22.4)           (21.0)           (31.4)
Mortgage loans...........................................................             0.2              7.1              4.8
Real estate..............................................................             4.0             (2.5)             1.8
Other invested assets....................................................            (1.9)           215.0             (1.9)
                                                                                ---------        ---------        ---------
NET TRANSACTION GAINS....................................................           142.9            232.5            104.6
                                                                                ---------        ---------        ---------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................       $   (17.5)       $   150.1        $    89.2
                                                                                =========        =========        =========
Closed block applicable policyholder dividend obligation (reduction).....           (40.3)           (15.4)            --
Applicable deferred acquisition costs (benefit)..........................            25.1             10.5            (10.7)
Applicable deferred income taxes (benefit)...............................             (.5)            53.4             32.9
                                                                                ---------        ---------        ---------
Offsets to realized investment gains (losses)............................           (15.7)            48.5             22.2
                                                                                ---------        ---------        ---------
NET REALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN NET INCOME............       $    (1.8)       $   101.6        $    67.0
                                                                                =========        =========        =========

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                2002              2001              2000
                                                                            -------------     -------------     -------------
Debt securities..........................................................    $    520.6        $     89.7        $    213.8
Equity securities........................................................          22.8             (23.8)            (98.6)
Affiliate debt securities................................................        (116.5)            110.6              --
Other investments .......................................................          (1.1)              3.6              (0.6)
                                                                             ----------        ----------        ----------
NET UNREALIZED INVESTMENT GAINS..........................................    $    425.8        $    180.1        $    114.6
                                                                             ==========        ==========        ==========

Net unrealized investment gains..........................................    $    425.8        $    180.1        $    114.6
                                                                             ----------        ----------        ----------
Applicable policyholder dividend obligation..............................         369.4             108.8              --
Applicable deferred policy acquisition costs.............................          95.9             (28.5)            116.6
Applicable deferred income taxes (benefit)...............................         (13.8)             33.9              (0.7)
                                                                             ----------        ----------        ----------
Offsets to net unrealized investment gains...............................         451.5             114.2             115.9
                                                                             ----------        ----------        ----------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (Note 10).......................    $    (25.7)       $     65.9        $     (1.3)
                                                                             ==========        ==========        ==========

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                 2002             2001              2000
                                                                            -------------     -------------     -------------
Debt security purchases................................................      $ (4,725.5)       $ (3,531.3)       $ (1,774.4)
Equity security purchases..............................................           (58.3)            (72.8)           (130.5)
Venture capital partnership investments................................           (43.0)            (47.0)            (96.9)
Affiliate equity and debt security purchases...........................           (28.0)            (46.8)             --
Other invested asset purchases.........................................           (73.0)            (57.4)            (45.7)
Policy loan advances, net..............................................           (23.7)            (67.0)            (62.7)
                                                                             ----------        ----------        ----------
INVESTMENT PURCHASES...................................................      $ (4,951.5)       $ (3,822.3)       $ (2,110.2)
                                                                             ==========        ==========        ==========

Debt securities sales..................................................      $  1,805.1        $  1,219.5        $    921.9
Debt securities maturities and repayments..............................         1,305.6             824.7             526.0
Equity security sales..................................................           273.2             114.6             515.4
Mortgage loan maturities and principal repayments......................            67.7              58.7             126.6
Venture capital partnership capital distributions......................            28.5              30.7              37.9
Real estate and other invested assets sales............................            69.9              36.8              26.6
                                                                             ----------        ----------        ----------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................      $  3,550.0        $  2,285.0        $  2,154.4
                                                                             ==========        ==========        ==========

The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced. We did not refinance any mortgage loans during 2002 or 2001.

                                                                                                AFFILIATE
                                                                 DEBT           MORTGAGE           DEBT
                                                              SECURITIES          LOANS         SECURITIES         TOTAL
                                                             ------------     -------------   -------------    -------------
Due in one year or less..............................         $   1,044.3      $      84.9     $      37.5      $   1,166.7
Due after one year through five years................             3,613.3            240.5            21.2          3,875.0
Due after five years through ten years...............             2,663.6             73.5            --            2,737.1
Due after ten years..................................             3,860.9             69.9            --            3,930.8
                                                              -----------      -----------     -----------      -----------
TOTAL................................................         $  11,182.1      $     468.8     $      58.7      $  11,709.6
                                                              ===========      ===========     ===========      ===========

4.  GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2002 and 2001 follow:

                                                                       2002                              2001
                                                         -------------------------------    ------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         -------------     -------------    -------------    -------------
Goodwill.............................................      $     3.8         $     2.5        $     3.8        $     3.2
Other................................................            3.2                .6             21.8             19.4
                                                           ---------         ---------        ---------        ---------
GOODWILL AND OTHER INTANGIBLE ASSETS.................      $     7.0         $     3.1        $    25.6        $    22.6
                                                           =========         =========        =========        =========

Estimated intangible asset amortization for the next five years totals $0.5 as follows: 2003, $0.2; 2004, $0.2; 2005, $0.1 and $0.0 for 2006 and 2007.

5.  FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $182.5 million and $183.4 million at 2002 and 2001, respectively

In December 2002, The Phoenix Companies closed on a new $100, 364-day unfunded unsecured senior revolving credit facility. This facility replaced the $375.0 credit facility, which was terminated. The Phoenix Companies unconditionally guarantees any loans under the new facility to us. Base rate loans would bear interest at the greater of our lead bank's prime commercial rate or effective funds rate plus 0.5%. Eurodollar rate loans would bear interest at LIBOR plus an applicable margin. Credit facility covenants require The Phoenix Companies to maintain a minimum consolidated stockholders' equity of $1,700, a maximum consolidated debt-to-capital ratio of 30% and, for us, a minimum risk-based capital ratio of 225%. All credit facility covenants were complied with at year-end 2002. There were no borrowings on this credit line in 2002.

At year-end 2002, we had $10.6 of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2002, 2001 and 2000 follows:

                                                                                  2002            2001            2000
                                                                               -----------     -----------     -----------
Surplus notes............................................................       $    12.2       $    12.2       $    12.2
Senior unsecured bonds...................................................            --              --              --
Bank credit facility and other indebtedness..............................            --               7.8            20.5
                                                                                ---------       ---------       ---------
TOTAL INTEREST EXPENSE...................................................       $    12.2       $    20.0       $    32.7
                                                                                =========       =========       =========

INTEREST EXPENSE PAID....................................................       $    12.2       $    23.7       $    34.1
                                                                                =========       =========       =========

6.  DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company (Phoenix Life).

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and it will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities at year-end 2002 and 2001 and inception (December 31, 1999) and closed block revenues and expenses, changes in the policyholder dividend obligation and cash flows, all for the cumulative period from inception to year-end 2002, the year 2002 and from the date of demutualization (June 25, 2001) to year-end 2001, follow:

                                                                               2002              2001           INCEPTION
                                                                           ------------      ------------      ------------
Debt securities........................................................     $  6,418.0        $  5,739.5        $  4,773.1
Policy loans...........................................................        1,399.0           1,407.1           1,380.0
Mortgage loans.........................................................          373.2             386.5             399.0
Venture capital partnerships...........................................            0.8              --                --
                                                                            ----------        ----------        ----------
Total closed block investments.........................................        8,191.0           7,533.1           6,552.1
Cash and cash equivalents..............................................          200.2             176.6              --
Accrued investment income..............................................          110.9             125.6             106.8
Premiums receivable....................................................           42.1              41.1              35.2
Deferred income taxes..................................................          402.7             392.8             389.4
Other closed block assets..............................................           45.2              18.0               6.2
                                                                            ----------        ----------        ----------
TOTAL CLOSED BLOCK ASSETS..............................................        8,992.1           8,287.2           7,089.7
                                                                            ----------        ----------        ----------
Policy liabilities and accruals........................................        9,449.0           9,150.2           8,301.7
Policyholder dividends payable.........................................          363.4             357.3             325.1
Policyholder dividend obligation.......................................          547.3             167.2              --
Other closed block liabilities.........................................           24.2              48.8              12.3
                                                                            ----------        ----------        ----------
TOTAL CLOSED BLOCK LIABILITIES.........................................       10,383.9           9,723.5           8,639.1
                                                                            ----------        ----------        ----------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS............     $  1,391.8        $  1,436.3        $  1,549.4
                                                                            ==========        ==========        ==========

                                                                             CUMULATIVE           2002              2001
                                                                           --------------    --------------    --------------
Premiums...............................................................     $   3,238.0       $   1,043.2       $     565.7
Net investment income .................................................         1,638.1             562.0             281.1
Net realized investment losses.........................................           (79.7)            (49.3)            (18.4)
                                                                            -----------       -----------       -----------
TOTAL REVENUES.........................................................         4,796.4           1,555.9             828.4
                                                                            -----------       -----------       -----------
Policy benefits, excluding dividends...................................         3,302.5           1,079.4             580.0
Policyholder dividends.................................................         1,153.0             390.0             190.8
Additional policyholder dividend obligation provision..................            23.9              10.7              13.2
Other operating expenses...............................................            39.0              10.3               6.1
                                                                            -----------       -----------       -----------
TOTAL BENEFITS AND EXPENSES............................................         4,518.4           1,490.4             790.1
                                                                            -----------       -----------       -----------
Closed block contribution to income before income taxes................           278.0              65.5              38.3
Applicable income taxes................................................            97.7              22.6              13.4
                                                                            -----------       -----------       -----------
CLOSED BLOCK CONTRIBUTION TO INCOME....................................     $     180.3       $      42.9       $      24.9
                                                                            ===========       ===========       ===========

Unrealized investment gains............................................     $     478.2       $     369.4       $      38.5
Revenue in excess of benefits and expenses.............................            69.1              10.7              13.2
Revenue in excess of benefits and expenses ($45.2) and
  unrealized investment gains ($70.3) charges to retained earnings.....            --                 --              115.5
Policyholder dividend obligation, beginning of period..................            --               167.2              --
                                                                            -----------       -----------       -----------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD........................     $     547.3       $     547.3       $     167.2
                                                                            ===========       ===========       ===========

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings.

7.  SEPARATE ACCOUNTS AND INVESTMENT TRUSTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

Investment trusts are assets held for the benefit of institutional clients which have investments in structured finance products offered by PXP. Structured finance products include collateralized debt and bond obligations backed by portfolios of public high yield bonds, emerging market bonds, commercial mortgage-backed and asset-backed securities and bank loans.

Investment trusts for which PXP is the sponsor and actively manages the assets, and for which there is not a substantive amount of outside third party equity investment in the trust, are consolidated in the financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles and there are no financial guarantees from us, or recourse to us, for these investment trusts. Asset valuation changes are directly offset by changes in the corresponding liabilities. Fees are recorded when management services provided to the trusts are earned and are included in revenues.

Separate accounts and investment trusts at year-end 2002 and 2001 follow:

                                                                                                 2002             2001
                                                                                             ------------     ------------
Life and Annuity segment separate accounts..............................................      $  4,131.7       $  4,769.6
Corporate and Other segment separate accounts...........................................           239.5            255.6
                                                                                              ----------       ----------
Total separate accounts.................................................................         4,371.2          5,025.2
                                                                                              ----------       ----------
Phoenix CDO I ..........................................................................           150.4            160.1
Phoenix CDO II..........................................................................           377.2            384.7
Phoenix-Mistic 2002-1 CBO...............................................................           894.3             --
                                                                                              ----------       ----------
Total investment trusts.................................................................         1,421.9            544.8
                                                                                              ----------       ----------
TOTAL SEPARATE ACCOUNT ASSETS AND INVESTMENT TRUSTS.....................................      $  5,793.1       $  5,570.0
                                                                                              ==========       ==========

VARIABLE INTEREST ENTITIES

A new accounting standard was issued in January 2003 that interprets the existing standards on consolidation. It clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. We will adopt the new standard on July 1, 2003 for variable interest entities in which we hold a variable interest that we acquired before February 1, 2003. We are currently evaluating the effect of the adoption on our consolidated financial statements.

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. We serve as the investment advisor to eight collateralized bond obligations (CBOs) that were motivated by bond market arbitrage opportunities, including the three in the table above. The eight CBOs have aggregate assets of $3 billion that are invested in a variety of fixed income securities and purchased from third parties. The CBOs reside in bankruptcy remote special purpose entities in which we neither provide recourse or guarantees. Our exposure under the new standard stems from our debt and equity investments in these CBOs in which affiliates earn advisory fees to manage the CBO portfolios. Our maximum exposure to loss with respect to the CBOs is $86.1 at year-end.

8.  INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows:

                                                                                   2002              2001               2000
                                                                               -------------     -------------     -------------
CONTINUING OPERATIONS
Current................................................................         $     (6.6)       $     12.9        $    131.9
Deferred...............................................................               (8.8)            (28.3)            (71.6)
                                                                                ----------        ----------        ----------
CONTINUING OPERATIONS..................................................              (15.4)            (15.4)             60.3
Discontinued operations................................................               --                --                (5.9)
Cumulative effect of accounting changes................................               --               (35.2)             --
                                                                                ----------        ----------        ----------
NET INCOME (LOSS)......................................................              (15.4)       $    (50.6)       $     54.4
Other comprehensive income.............................................               (6.1)             31.2              (2.3)
                                                                                ----------        ----------        ----------
COMPREHENSIVE INCOME (LOSS)............................................         $    (21.5)       $    (19.4)       $     52.1
                                                                                ==========        ==========        ==========

Current................................................................         $     (6.6)       $     12.9        $    126.0
Deferred...............................................................              (14.9)            (32.3)            (73.9)
                                                                                ----------        ----------        ----------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............         $    (21.5)       $    (19.4)             52.1
                                                                                ==========        ==========        ==========

INCOME TAXES PAID (RECOVERED)..........................................         $     (2.2)       $    (47.0)       $    135.8
                                                                                ==========        ==========        ==========

For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                   2002              2001              2000
                                                                               ------------      ------------      ------------
Income taxes (benefit) at statutory rate...............................         $      .2         $    19.2         $    59.2
Tax advantaged investment income.......................................             (12.6)             (7.2)             (6.7)
Non-deductible intangible asset amortization and impairments...........              --                --                 2.7
Minority interest in income of subsidiaries............................              --                --                (2.0)
Other, net.............................................................              (3.0)             (6.4)             (3.3)
Differential earnings (mutual life insurance company equity tax).......              --               (21.0)             10.4
                                                                                ---------         ---------         ---------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS.............         $   (15.4)        $   (15.4)        $    60.3
                                                                                =========         =========         =========

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow:

                                                                                                   2002             2001
                                                                                               ------------      ------------
Deferred income tax assets:
Future policyholder benefits............................................................        $   190.3         $   207.8
Unearned premiums / deferred revenues...................................................            129.3             133.6
Policyholder dividend obligation........................................................            113.3              16.3
Employee benefits.......................................................................             83.5              84.6
Intangible assets.......................................................................              2.6              --
Investments.............................................................................             93.3              68.7
Net operating loss carryover benefits...................................................             34.7              --
Foreign tax credits carryover benefits..................................................               .1              --
Other...................................................................................             28.0              --
                                                                                                ---------         ---------
GROSS DEFERRED INCOME TAX ASSETS........................................................            675.1             511.0
                                                                                                ---------         ---------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................           (282.1)           (234.1)
Investments.............................................................................           (348.6)           (235.0)
Other ..................................................................................            (14.4)            (19.0)
                                                                                                ---------         ---------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................           (645.1)           (488.1)
                                                                                                ---------         ---------
DEFERRED INCOME TAX ASSET ..............................................................        $    30.0         $    22.9
                                                                                                =========         =========

We have elected to file a consolidated federal income tax return for 2002 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $99.1 for federal income tax purposes of which $1.3 expires in 2011, $1.3 expires in 2012, $24.6 expires in 2015, $15.6 expires in 2016 and $56.2 expires in 2017. The operating losses are primarily attributable to the life insurance group of subsidiaries. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

At year-end 2002, we had foreign tax credit carryover totaling $0.1, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

9.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of both Phoenix Life and PXP that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $27.1 ($17.6 after income taxes) in 2002 primarily in connection with organizational and employment-related costs. In the fourth quarter of 2002, we recorded an additional non-recurring expense of $3.5 ($2.6 after income taxes) primarily associated with a work force reduction commitment.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2002 and 2001 follow:

                                                                          EMPLOYEE PLAN                 SUPPLEMENTAL PLAN
                                                                  -----------------------------     -----------------------------
                                                                      2002             2001             2002             2001
                                                                  ------------     ------------     ------------     ------------
ASSETS:
Plan assets' actual return....................................     $   (43.2)       $   (28.4)       $    --          $    --
Employer contributions........................................          --               --                4.2              5.2
Participant benefit payments..................................         (24.2)           (21.3)            (4.2)            (5.2)
                                                                   ---------        ---------        ---------        ---------
Change in plan assets.........................................         (67.4)           (49.7)            --               --
Plan assets, beginning of year................................         395.1            444.8             --               --
                                                                   ---------        ---------        ---------        ---------
PLAN ASSETS, END OF YEAR......................................     $   327.7        $   395.1        $    --          $    --
                                                                   =========        =========        =========        =========

PROJECTED BENEFIT OBLIGATION:
Service and interest cost accrual.............................     $   (36.5)       $   (33.5)       $   (12.0)       $   (11.0)
Actuarial gain (loss).........................................         (23.2)             0.2            (17.8)           (23.7)
Plan amendments...............................................         (11.8)            (4.3)            19.1            (14.5)
Curtailments..................................................          --              (12.2)            (0.6)            (2.2)
Participant benefit payments..................................          24.2             21.3              4.2              5.2
                                                                   ---------        ---------        ---------        ---------
Change in projected benefit obligation........................         (47.3)           (28.5)            (7.1)           (46.2)
Projected benefit obligation, beginning of year...............        (362.8)          (334.3)          (119.8)           (73.6)
                                                                   ---------        ---------        ---------        ---------
PROJECTED BENEFIT OBLIGATION, END OF YEAR.....................     $  (410.1)       $  (362.8)       $  (126.9)       $  (119.8)
                                                                   =========        =========        =========        =========

The funded status of the plans at year-end 2002 and 2001 follows:

                                                                          EMPLOYEE PLAN                 SUPPLEMENTAL PLAN
                                                                  -----------------------------     -----------------------------
                                                                      2002             2001             2002             2001
                                                                  ------------     ------------     ------------     ------------
Excess of accrued pension benefit cost
  over amount contributed to plan............................      $   (25.7)       $   (26.6)       $   (73.6)       $   (60.9)
Excess of accumulated benefit obligation over plan assets....          (25.3)            --              (37.9)           (40.8)
                                                                   ---------        ---------        ---------        ---------
Accrued benefit obligation in other liabilities .............          (51.0)           (26.6)          (111.5)          (101.7)
Intangible asset  ...........................................           14.2             --               --               18.6
Minimum pension liability adjustment in
  accumulated other comprehensive income.....................           11.1             --               37.9             22.2
                                                                   ---------        ---------        ---------        ---------
Funding status recognized in balance sheet ..................          (25.7)           (26.6)           (73.6)           (60.9)
                                                                   ---------        ---------        ---------        ---------
Net unamortized gain (loss) .................................          (47.4)            55.4            (54.4)           (40.3)
Unamortized prior service (cost) credit .....................          (14.2)            (3.9)             1.1            (18.6)
Net unamortized transition asset ............................            4.9              7.4             --               --
                                                                   ---------        ---------        ---------        ---------
Funding status unrecognized in balance sheet ................          (56.7)            58.9            (53.3)           (58.9)
                                                                   ---------        ---------        ---------        ---------
PLAN ASSETS GREATER (LESS) THAN
  PROJECTED BENEFIT OBLIGATIONS, END OF YEAR ................      $   (82.4)       $    32.3        $  (126.9)       $  (119.8)
                                                                   =========        =========        =========        =========

At year-end 2002, we estimate minimum funding requirements for the employee pension plan of $138.0 through 2007, including $1.7 in 2003 and $8.6 in 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2002 and 2001 follows:

                                                                                                   2002             2001
                                                                                               ------------     ------------
Accrued benefit obligation included in other liabilities................................        $  (106.4)       $  (108.7)
                                                                                                ---------        ---------
Net unamortized gain....................................................................             18.3             42.0
Unamortized prior service (costs) credits...............................................             13.9             (2.1)
                                                                                                ---------        ---------
Funding status unrecognized in balance sheet............................................             32.2             39.9
                                                                                                ---------        ---------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR........................        $   (74.2)       $   (68.8)
                                                                                                =========        =========

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $3.1 and the annual service and interest cost by $0.4. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $3.0 and the annual service and interest cost by $0.4.

10.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for the years 2002, 2001 and 2000 follow:

                                                             2002                       2001                       2000
                                                  --------------------------  --------------------------  -------------------------
                                                      GROSS          NET          GROSS         NET          GROSS         NET
                                                  ------------- ------------  ------------- ------------  ------------ ------------
Gains (losses) on investments.............          $  683.0     $  141.4       $   86.5     $    6.9      $  205.2     $   57.6
Gains (losses) on affiliate debt securities           (116.5)       (75.7)         110.6         71.9          --           --
Net realized investment gains (losses)
  on available-for-sale securities
  included in net income..................            (140.7)       (91.4)         (17.0)       (12.9)        (90.6)       (58.9)
                                                    --------     --------       --------     --------      --------     --------
Net unrealized investment gains (losses)..             425.8        (25.7)         180.1         65.9         114.6         (1.3)
Net unrealized derivative instruments
  gains...................................               5.3          3.4            7.7          5.0          --           --
Net unrealized foreign currency
  translation adjustment .................               7.1          1.2           (2.6)        (1.7)         (7.1)        (4.6)
Minimum pension liability adjustment......              --           --            (12.8)        (8.3)          2.5          1.6
                                                    --------     --------       --------     --------      --------     --------
Other comprehensive income................             438.2     $  (21.1)         172.4     $   60.9         110.0     $   (4.3)
                                                    --------     ========       --------     ========      --------     ========
Applicable policyholder
  dividend obligation.....................             369.4                       108.8                       --
Applicable deferred policy acquisition
  cost amortization.......................              95.9                       (28.5)                     116.6
Applicable deferred income taxes (benefit)              (6.1)                       31.2                       (2.3)
                                                    --------                    --------                   --------
Offsets to other comprehensive income.....             449.9                       111.5                      114.3
                                                    --------                    --------                   --------
OTHER COMPREHENSIVE INCOME................          $  (21.1)                   $   60.9                   $   (4.3)
                                                    =========                   ========                   ========

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                  2002                          2001
                                                                        --------------------------     -------------------------
                                                                            GROSS         NET              GROSS         NET
                                                                        ------------- ------------     ------------- -----------
Unrealized gains on investments......................................     $  691.4     $   70.4         $  265.6     $   96.1
Unrealized gains on derivative instruments...........................         13.0          8.4              7.7          5.0
Unrealized currency translation adjustment...........................         (1.6)        (4.4)            (8.7)        (5.6)
Minimum pension liability adjustment.................................         --           --              (22.2)       (14.4)
                                                                          --------     --------         --------     --------
Accumulated other comprehensive income...............................        702.8     $   74.4            242.4     $   81.1
                                                                          --------     ========         --------     ========
Applicable policyholder dividend obligation..........................        478.2                         108.8
Applicable deferred policy acquisition costs.........................        106.3                          10.4
Applicable deferred income taxes.....................................         43.9                          42.1
                                                                          --------                      --------
Offsets to other comprehensive income................................        628.4                         161.3
                                                                          --------                      --------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $   74.4                      $   81.1
                                                                          ========                      ========

11.  DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses. The operating results of discontinued operations and the gain or loss on disposal are shown in the table below.

During 1999, we placed certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts.

We established reserves and reinsurance recoverables for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves and reinsurance recoverables are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance and other reinsurance to cover our losses and the likely legal and administrative costs of winding down the business.

Total reserves were $35.0 and $60.0 and total reinsurance recoverables were $65.0 and $30.0 at year-end 2002 and 2001, respectively. In addition, in 1999 we purchased finite aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. The maximum coverage available from our finite reinsurance coverage is currently $120.0. The amount of our total financial provisions at year-end 2002 was therefore $90.0, consisting of reserves, less reinsurance recoverables, plus the amount currently available from our finite aggregate excess-of-loss reinsurance. Based on the most recent information, we did not recognize any additional reserve provisions during 2002 and 2001. In 2000, we increased reserves by $97.0 (before income taxes) to reflect expected deteriorating trends in claim experience and higher expenses.

We expect the additional reserves and aggregate excess-of-loss reinsurance coverage to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool and we terminated our participation in the pool effective March 1, 1999. Additional information on reinsurance disputes is included in
Note 17.

In April 2000, we exited the group life and health business and sold all of the common stock of three subsidiaries and 97% of the common stock of another subsidiary, which was renamed GE Group Life Assurance Company to GE Financial Assurance Holdings, Inc. (GE). We retained the remaining 3.0% of that insurer. The sales proceeds totaled $283.9, with $238.9 in cash and $45.0 in common stock, representing a 3.1% interest in GE Life and Annuity Assurance Company, a subsidiary of GE. In October 2000, we also sold all of the common stock of two other life and health subsidiaries to GE. The sales proceeds totaled $2.0. The net gain on the sales of $71.7 is reported as gain on disposal of discontinued operations. We have the right to put these shares of GE Group Life Assurance Company and GE Life and Annuity Assurances Company to GE beginning in 2005.

In May 2000, we sold our investment in 50% of the outstanding common stock of a real estate property management firm, for $6.0. The transaction resulted in a loss of $0.6.

The operating results of discontinued operations and the loss on disposal for the year 2000 are presented below. There were no additional operating results for the years ended 2002 and 2001. Earnings from discontinued operations follow:

                                                                                GROUP LIFE     REAL ESTATE
                                                               REINSURANCE      AND HEALTH      MANAGEMENT         TOTAL
                                                              -------------    ------------    ------------     -----------
REVENUE...................................................     $     --         $    117.6      $      0.4       $   118.0
                                                               ==========       ==========      ==========       =========

Income from discontinued operations
  before income taxes.....................................     $     --         $     14.8      $     (0.3)      $    14.5
Applicable income taxes (benefit).........................           --                5.2            (0.1)            5.1
                                                               ----------       ----------      ----------       ---------
INCOME FROM DISCONTINUED OPERATIONS.......................     $     --         $      9.6      $     (0.2)      $     9.4
                                                               ==========       ==========      ==========       =========

Gain (loss) on disposal of discontinued operations........     $   (103.0)      $     71.7      $     (0.6)      $   (31.9)
Applicable income taxes (benefit).........................          (36.0)            25.2            (0.2)          (11.0)
                                                               ----------       ----------      ----------       ---------
LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS...............     $    (67.0)      $     46.5      $     (0.4)      $   (20.9)
                                                               ==========       ==========      ==========       =========

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and separately identified them on our balance sheet.

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow:

                                                                       2002                                 2001
                                                         ---------------------------------     --------------------------------
                                                            CARRYING            FAIR              CARRYING           FAIR
                                                             VALUE              VALUE              VALUE             VALUE
                                                         ---------------   ---------------     ---------------  ---------------
Cash and cash equivalents..........................        $     970.8       $     970.8         $     547.9      $     547.9
Debt securities (Note 3) ..........................           11,836.8          11,836.8             9,607.7          9,607.7
Equity securities (Note 3).........................              256.9             256.9               286.0            286.0
Mortgage loans (Note 3)............................              468.8             488.2               535.8            554.1
Derivative financial instruments...................               37.1              37.1                20.6             20.6
Policy loans (Note 3)..............................            2,195.9           2,367.9             2,172.2          2,252.9
                                                           -----------       -----------         -----------      -----------
FINANCIAL ASSETS...................................        $  15,766.3       $  15,957.7         $  13,170.2      $  13,269.2
                                                           ===========       ===========         ===========      ===========
Investment contracts...............................        $   3,428.5       $   3,514.7         $   1,548.7      $   1,549.4
Indebtedness (Note 5)..............................              175.0             182.5               175.0            183.4
Derivative financial instruments...................               26.5              26.5                 9.7              9.7
                                                           -----------       -----------         -----------      -----------
FINANCIAL LIABILITIES..............................        $   3,630.0       $   3,723.7         $   1,733.4      $   1,742.5
                                                           ===========       ===========         ===========      ===========

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk. Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

CASH FLOW HEDGES

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $1.8 and $3.0 for the years 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At year-end 2002 we expect to reclassify into earnings over the next twelve months $0.6 of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

NON-HEDGING DERIVATIVES

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 (gain) in earnings to recognize at fair value all derivatives that were designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 (gain) in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.9 in earnings, ($3.9 after income taxes) in earnings to recognize these instruments at fair value.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value:

                                                                                     2002                          2001
                                                                         ----------------------------  ----------------------------
                                             NOTIONAL
                                             AMOUNT(1)     MATURITY(1)       ASSET        LIABILITY        ASSET        LIABILITY
                                           -------------  -------------  -------------  -------------  -------------  -------------
Interest rate swaps:
  Fair value hedges.........................  $   --            --        $    --        $    --        $     2.9       $  --
  Cash flow hedges..........................       30         2007              5.6           --              3.1           0.5
  Non hedges................................      360         2007             30.7           26.5           13.8           9.2
Other.......................................      135       2003-08             0.8           --              0.8          --
                                              -------    ----------       ---------      ---------      ---------       -------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   525                     $    37.1      $    26.5      $    20.6       $   9.7
                                              =======                     =========      =========      =========       =======

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the

-----------------------
(1) Notional amounts and maturities relate to contracts in effect at December 31, 2002.

positive fair value at the reporting date, or $37.1 and $20.6 at year-end 2002 and 2001, respectively. We consider the likelihood of any material loss on these instruments to be remote.

13.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Our insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities.

As of January 1, 2001 the New York Insurance Department adopted the National Association of Insurance Commissioner's (NAIC) Codification of Statutory Accounting Principles guidance, with the exception for accounting for deferred income taxes. Codification guidance replaced the accounting practices and procedures manual as the NAIC's primary guidance on statutory accounting; it also provides guidance for areas where statutory accounting has been silent and changed current statutory accounting in other areas. The effect of adoption decreased the statutory surplus of our insurance subsidiaries by $66.4, primarily as a result of non-admitting certain assets and recording increased investment reserves. As of year-end 2002, the New York Insurance Department adopted the NAIC codification guidance for accounting for deferred income taxes. As a result, Phoenix Life recorded a $135.8 increase to surplus at December 31, 2002.

At year-end 2002, statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily as follows:

   o     policy acquisition costs are expensed when incurred;
   o     investment reserves are based on different assumptions;
   o     surplus notes are included in surplus rather than debt;
   o post-retirement benefit expense allocated to Phoenix Life relate only to vested participants and expense is based on different assumptions and reflect a different method of adoption;
   o     life insurance reserves are based on different assumptions; and
   o net deferred income tax assets in excess of 10% of previously filed statutory capital and surplus plus carry back potential are not recorded.

Statutory financial data for Phoenix Life at year-end 2001 and 2002 and for the years 2002, 2001 and 2000 are as follows:

                                                                                  2002             2001            2000
                                                                             --------------   --------------  --------------
Statutory capital and surplus, and asset valuation reserve...............      $ 1,008.0        $ 1,371.3       $ 1,882.5
Statutory gain from operations...........................................      $    44.5        $   119.9           266.4
Statutory net income (loss)..............................................      $     7.5        $   (13.4)      $   266.1

New York Insurance Law requires that New York life insurers report their risk based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) at year-end 2002 and 2001.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval in the amount of the lesser of 10% of Phoenix Life's capital and surplus as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $113.8 and $132.3 in 2002 and

2001, respectively, and will be able to pay dividends of $44.5 in 2003 without prior approval from the New York Insurance Department. Any additional dividend payments in 2003 are subject to the discretion of the New York Superintendent of Insurance.

14.  PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation. We depreciate real estate on the straight-line method over 10 to 45 years. We depreciate equipment primarily on the modified accelerated method over 3 to 10 years. We depreciate leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value at year-end 2002 and 2001 follows:

                                                                             2002                             2001
                                                                 -----------------------------     ----------------------------
                                                                                   CARRYING                         CARRYING
                                                                     COST           VALUE              COST          VALUE
                                                                 -------------   -------------     -------------  -------------
Real estate...................................................     $  155.5        $   72.1           $  157.1       $   79.1
Equipment.....................................................        134.7            26.0              131.6           23.1
                                                                   --------        --------           --------       --------
PREMISES AND EQUIPMENT........................................     $  290.2        $   98.1           $  288.7       $  102.2
                                                                   ========        ========           ========       ========

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $12.1, $13.4 and $14.1 in 2002, 2001 and 2000, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $24.6 at year-end 2002, payable as follows: 2003, $8.7; 2004, $6.4; 2005, $4.7; 2006, $2.6; 2007, $1.8 and $0.4
thereafter.

15.  RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; PXP, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

PXP, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g. general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $3.7 million for the six months ended December 31, 2001 and $8.2 million for the twelve months ended December 31, 2002. Amounts payable to the affiliated investment advisors were $546 and $565 thousand, as of December 31, 2001 and 2002, respectively. Variable product separate accounts fees, net of reimbursement were $3.1 million for the six months ended December 31, 2001 and $5.3 million for the twelve months ended December 31, 2002.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 4% for the years ended December 31, 2001 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 PXP was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $26.5 million for the six months ended December 31, 2001 and $43.5 million for the twelve months ended December 31, 2002. Amounts payable to PEPCO were $4.7 million and $3.3 million, as of December 31, 2001 and 2002, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5 percent of The Phoenix Companies' outstanding common stock. In 2002, we paid approximately $10.7 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.

16.  CONTINGENT LIABILITIES

As described in Note 13, a significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we are involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers that claim that they purchased reinsurance coverage from the pool.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. On October 8, 2002, the arbitration panel issued its decision. The financial implications of the decision are consistent with our current financial provisions.

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with certain of our own retrocessionaires which are seeking on various grounds to avoid paying any amounts to us. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

During 2000, we reached settlements with several of the companies involved in Unicover. In January 2000, we and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group (EBI/Orion), by which all pool members were released from their obligations as reinsurers of EBI/Orion. Also in January 2000, we settled with Reliance Insurance Company (Reliance) and its parent Reliance Group Holdings, Inc. and were released from our obligations as a reinsurer of the so-called Reliance facility. In March 2000, we settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing us from our obligation as a reinsurer of the so-called Lincoln facility. In May 2000, we reached an agreement with one of our retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions we established in 1999. There was no effect on net income resulting from these settlements for year-end 2000.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which we participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         MARCH 31, 2003

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------

Consolidated Balance Sheet as of March 31, 2003 (unaudited) and
  December 31, 2002...............................................       F-3

Consolidated Statement of Income, Comprehensive Income and Changes
  in Stockholder's Equity for the three months ended March 31,
  2003 and 2002 (unaudited).......................................       F-4

Consolidated Statement of Cash Flows for the three months ended
  2003 and 2002 (unaudited).......................................       F-5

Notes to Consolidated Financial Statements (unaudited)............    F-6 - F-12

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                MARCH 31, 2003 (UNAUDITED) AND DECEMBER 31, 2002

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
ASSETS:
Available-for-sale debt securities, at fair value.......................................      $  12,812.6      $  11,889.5
Equity securities, at fair value........................................................            237.0            256.9
Mortgage loans, at unpaid principal balances............................................            407.3            468.8
Venture capital partnerships, at equity in net assets...................................            227.4            228.6
Affiliate equity securities, at cost plus equity in undistributed earnings..............            130.8            134.7
Policy loans, at unpaid principal balances..............................................          2,202.9          2,195.9
Other investments.......................................................................            375.9            380.9
                                                                                            ---------------  ---------------
Total investments.......................................................................         16,393.9         15,555.3
Cash and cash equivalents...............................................................            545.4            970.8
Accrued investment income...............................................................            212.1            192.3
Premiums, accounts and notes receivable.................................................            280.1            224.9
Reinsurance recoverable balances........................................................             40.9             22.4
Deferred policy acquisition costs.......................................................          1,237.7          1,201.8
Deferred income taxes...................................................................             51.5             30.0
Goodwill and other intangible assets....................................................              3.1              3.1
Net assets of discontinued operations...................................................             20.8             20.8
Other general account assets............................................................            120.9            126.0
Separate account and investment trust assets............................................          5,990.7          5,793.1
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................      $  24,897.1      $  24,140.5
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals.........................................................      $  12,798.4      $  12,680.0
Policyholder deposit funds..............................................................          3,679.0          3,395.7
Indebtedness............................................................................            175.0            175.0
Other general account liabilities.......................................................            540.7            378.4
Separate account and investment trust liabilities.......................................          5,990.7          5,793.1
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................         23,183.8         22,422.2
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.........................................              1.6              1.7
                                                                                             ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..............             10.0             10.0
Additional paid-in capital..............................................................          1,714.9          1,714.9
Accumulated deficit.....................................................................            (62.5)           (79.8)
Accumulated other comprehensive income..................................................             49.3             71.5
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDERS' EQUITY..............................................................          1,711.7          1,716.6
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...........................      $  24,897.1      $  24,140.5
                                                                                            ===============  ===============


The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
              CONSOLIDATED STATEMENT OF INCOME, COMPREHENSIVE INCOME
                       AND CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
             THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

                                                                                            2003                 2002
                                                                                     -------------------  -------------------
REVENUES:
Premiums...........................................................................   $         246.2      $         257.4
Insurance and investment product fees..............................................              68.5                 62.5
Investment income, net of expenses.................................................             274.6                228.4
Net realized investment losses.....................................................             (12.3)               (35.0)
                                                                                    -------------------  -------------------
TOTAL REVENUES.....................................................................             577.0                513.3
                                                                                    -------------------  -------------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends..................................             350.8                333.9
Policyholder dividends.............................................................             116.5                 74.2
Policy acquisition cost amortization...............................................              28.0                (10.9)
Interest expense...................................................................               3.0                  3.0
Other operating expenses...........................................................              57.5                 63.0
                                                                                    -------------------  -------------------
TOTAL BENEFITS AND EXPENSES........................................................             555.8                463.2
                                                                                    -------------------  -------------------
Income from continuing operations before income taxes and minority interest........              21.2                 50.1
Applicable income taxes............................................................               3.9                 15.5
                                                                                    -------------------  -------------------
INCOME CONTINUING OPERATIONS BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES........              17.3                 34.6
Cumulative effect of accounting change for goodwill and other
 intangible assets.................................................................              --                  (10.4)
                                                                                    -------------------  -------------------
NET INCOME ........................................................................   $          17.3      $          24.2
                                                                                    ===================  ===================


COMPREHENSIVE INCOME:
NET INCOME.........................................................................   $          17.3      $          24.2
                                                                                    -------------------  -------------------
Net unrealized investment losses...................................................             (21.2)               (28.6)
Net unrealized derivative instruments gain.........................................               0.1                 --
Net unrealized foreign currency translation adjustment.............................              (1.1)               (13.7)
                                                                                    -------------------  -------------------
OTHER COMPREHENSIVE LOSS...........................................................             (22.2)               (42.3)
                                                                                    -------------------  -------------------
COMPREHENSIVE LOSS.................................................................   $          (4.9)     $         (18.1)
                                                                                    ===================  ===================

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income.........................................................................   $         17.3       $         24.2

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss...........................................................            (22.2)               (42.3)
                                                                                    -------------------  ------------------
CHANGE IN STOCKHOLDER'S EQUITY.....................................................             (4.9)               (18.1)
Stockholder's equity, beginning of year............................................          1,716.6              1,832.1
                                                                                    -------------------  ------------------
STOCKHOLDERS' EQUITY, END OF YEAR..................................................   $      1,711.7       $      1,814.0
                                                                                    ===================  ==================



The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
             THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

                                                                                            2003                 2002
                                                                                     -------------------  -------------------
OPERATING ACTIVITIES:
Income from continuing operations..................................................   $         17.1       $         24.2
Net realized investment losses.....................................................             12.3                 35.0
Amortization and depreciation......................................................              4.2                  3.4
Investment income..................................................................            (52.1)               (12.9)
Deferred income taxes (benefit)....................................................             (9.5)                13.8
Increase in receivables............................................................            (73.6)               (73.8)
Deferred policy acquisition costs increase.........................................            (28.6)               (61.5)
Increase in policy liabilities and accruals........................................            114.9                 58.6
Other assets and other liabilities net change......................................             63.5                 35.3
                                                                                    -------------------  -------------------
Cash from continuing operations....................................................             48.2                 22.1
Discontinued operations, net.......................................................             --                  (25.4)
                                                                                    -------------------  -------------------
CASH FROM (FOR) OPERATING ACTIVITIES...............................................             48.2                 (3.3)
                                                                                    -------------------  -------------------


INVESTING ACTIVITIES:
Investment purchases...............................................................         (1,835.0)              (983.5)
Investment sales, repayments and maturities........................................          1,080.1                554.1
Premises and equipment additions...................................................             (1.9)                (3.7)
Discontinued operations, net.......................................................             --                   25.4
                                                                                    -------------------  ------------------
CASH FOR INVESTING ACTIVITIES......................................................           (756.8)              (407.7)
                                                                                    -------------------  ------------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net ...........................................            283.2                315.9
                                                                                   -------------------  -------------------
CASH FROM FINANCING ACTIVITIES.....................................................            283.2                315.9
                                                                                   -------------------  -------------------
CHANGE IN CASH AND CASH EQUIVALENTS................................................           (425.4)               (95.1)
Cash and cash equivalents, beginning of year.......................................            970.8                547.9
                                                                                   -------------------  -------------------
CASH AND CASH EQUIVALENTS, END OF YEAR.............................................   $        545.4       $        452.8
                                                                                   ===================  ===================


The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
          ($ amounts in millions, except per share and per unit data)
            THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

1.  ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. Also, we have reclassified amounts for 2002 to conform with 2003 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates and accruals for contingent liabilities. Our significant accounting policies are presented in the notes to our 2002 audited financial statements.

Our interim financial statements for the period ended March 31, 2003 (2003 quarter) do not include all of the information required by GAAP for annual financial statements. In our opinion, we have included all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair statement of the results for the interim periods. Operating results for the interim period in 2003 are not necessarily indicative of the results that may be expected for the year 2003. These unaudited financial statements should be read in conjunction with our 2002 audited financial statements.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 6.

ACCOUNTING CHANGES

Goodwill and Other Intangible Assets. In the first quarter of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those assets with definite estimated lives.

Variable Interest Entities. A new accounting standard was issued in January 2003 that interprets the existing standard on consolidation. It clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties ("variable interest entities").

2.  LIFE AND ANNUITY ACTIVITIES

DEFERRED POLICY ACQUISITION COSTS

In the first quarter of 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a non-recurring decrease in deferred policy acquisition cost amortization of $22.1 ($14.4 after income taxes).

The activity in deferred policy acquisition costs for the 2003 and 2002 quarters follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
Direct acquisition costs deferred.........................................................    $      56.6      $      50.5
Costs amortized to expenses:
  (Cost) credit related to realized investment gains or losses............................           (0.5)             3.8
  Recurring costs related to segment income...............................................          (27.5)           (14.7)
  Change in actuarial assumption..........................................................           --               22.1
Offsets to net unrealized investment gains or losses included
  in accumulated other comprehensive income...............................................            7.3              6.4
                                                                                            ---------------  ---------------
Change in deferred policy acquisition costs...............................................           35.9             68.1
Deferred policy acquisition costs, beginning of period....................................        1,201.8          1,123.7
                                                                                            ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF PERIOD..........................................    $   1,237.7      $   1,191.8
                                                                                            ===============  ===============


FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the 2003 and 2002 quarters, respectively, follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
Deposits..................................................................................    $    432.1       $    575.4
Performance...............................................................................          20.2             (1.4)
Fees......................................................................................         (11.5)           (15.9)
Benefits and surrenders...................................................................        (254.2)          (134.2)
                                                                                            ---------------  ---------------
Change in funds under management..........................................................         186.6            423.9
Funds under management, beginning of period...............................................       5,833.4          4,749.1
                                                                                            ---------------  ---------------
FUNDS UNDER MANAGEMENT, END OF PERIOD.....................................................    $  6,020.0       $  5,173.0
                                                                                            ===============  ===============


POLICYHOLDER DEPOSIT FUNDS

At quarter-end 2003 and year-end 2002, there was $1,312.2 and $1,345.6, respectively, in policyholder deposit funds with no associated surrender charges.

CLOSED BLOCK

Summarized information on closed block assets and liabilities at quarter-end 2003, year-end 2002 and inception (December 31, 1999) and closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception to quarter-end 2003 and the 2003 and 2002 quarters, follow:

                                                                               2003              2002          INCEPTION
                                                                          ----------------  ---------------  ---------------
Debt securities.........................................................    $   6,635.1      $   6,418.0      $   4,773.1
Policy loans............................................................        1,401.1          1,399.0          1,380.0
Mortgage loans..........................................................          338.9            373.2            399.0
Venture capital partnerships............................................           33.2              0.8             --
Other invested assets...................................................           44.0             --               --
                                                                           ---------------  ---------------  ---------------
Total closed block investments..........................................    $   8,452.3          8,191.0          6,552.1
Cash and cash equivalents...............................................          123.0            200.2             --
Accrued investment income...............................................          116.9            110.9            106.8
Receivables.............................................................           40.5             42.1             35.2
Deferred income taxes...................................................          404.9            402.7            389.4
Other closed block assets...............................................           28.3             45.2              6.2
                                                                           ---------------  ---------------  ---------------
TOTAL CLOSED BLOCK ASSETS...............................................        9,165.9          8,992.1          7,089.7
                                                                           ---------------  ---------------  ---------------
Policy liabilities and accruals.........................................        9,515.5          9,449.0          8,301.7
Policyholder dividends payable..........................................          374.5            363.4            325.1
Policyholder dividend obligation........................................          562.2            547.3             --
Other closed block liabilities..........................................           89.9             24.2             12.3
                                                                           ---------------  ---------------  ---------------
TOTAL CLOSED BLOCK LIABILITIES..........................................       10,542.1        1 0,383.9          8,639.1
                                                                           ---------------  ---------------  ---------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............    $   1,376.2      $   1,391.8      $   1,549.4
                                                                           ===============  ===============  ===============

                                                                             CUMULATIVE          2003             2002
                                                                           ---------------  ---------------  ---------------

Premiums.................................................................   $   3,476.7      $     238.7      $     248.7
Net investment income ...................................................       1,784.1            146.0            138.8
Net realized investment gains (losses)...................................         (68.2)            11.5            (36.1)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES...........................................................       5,192.6            396.2            351.4
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends.....................................       3,556.7            254.2            253.5
Policyholder dividends...................................................       1,258.1            105.1            100.2
Additional policyholder dividend obligation provision....................          35.3             11.4            (26.2)
Other operating expenses.................................................          41.7              2.7              2.8
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES..............................................       4,891.8            373.4            330.3
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes..................         300.8             22.8             21.1
Applicable income taxes..................................................         105.7              8.0              7.4
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME......................................   $     195.1      $      14.8      $      13.7
                                                                           ===============  ===============  ===============

Unrealized investment gains..............................................   $     481.7      $       3.5      $     (38.3)
Revenue in excess of benefits and expenses...............................          80.5             11.4            (26.2)
Policyholder dividend obligation, beginning of period....................          --              547.3            167.2
                                                                           ---------------- ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..........................   $     562.2      $     562.2      $     102.7
                                                                           ================ ===============  ===============

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

Fair value and cost of our debt and equity securities at quarter-end 2003 and year-end 2002 follows:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
U.S. government and agency...........................     $      785.6      $      747.4     $      461.6     $      431.3
State and political subdivision......................            540.9             487.1            534.7            481.9
Foreign government...................................            235.0             226.2            183.9            168.4
Corporate............................................          5,806.4           5,448.2          5,480.6          5,135.2
Mortgage-backed......................................          3,321.2           3,139.6          3,099.9          2,901.9
Other asset-backed...................................          2,123.4           2,140.1          2,128.8          2,122.1
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES......................................     $   12,812.6      $   12,188.6     $   11,889.5     $   11,240.8
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES......................................   $      237.0      $      207.3     $      256.9     $      213.6
                                                         ===============   ===============  ===============  ===============


Gross and net unrealized gains and losses from debt and equity securities at quarter-end 2003 and year-end 2002 follow:

                                                                          2003                            2002
                                                             -------------------------------  ------------------------------
                                                                 GAINS           LOSSES           GAINS          LOSSES
                                                             --------------   --------------  --------------  --------------
U.S. government and agency...............................      $    38.5        $    (0.2)      $    30.5       $    (0.2)
State and political subdivision..........................           54.3             (0.5)           53.1            (0.3)
Foreign government.......................................           14.8             (6.0)           20.2            (4.7)
Corporate................................................          450.4            (92.2)          442.7           (97.3)
Mortgage-backed..........................................          183.0             (1.5)          198.5            (0.5)
Other asset-backed.......................................           69.6            (86.2)           85.0           (78.3)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES.........................      $   810.6        $  (186.6)      $   830.0       $  (181.3)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES.......................      $    47.0        $   (17.3)      $    58.7       $   (15.4)
                                                             ==============   ==============  ==============  ==============
NET GAINS................................................      $   653.7                        $   692.0
                                                             ==============                   ==============

Sources and types of net realized investment gains (losses) for the 2003 and 2002 quarters follow:

                                                                                            2003                2002
                                                                                     -------------------  ------------------
Debt securities....................................................................    $        (25.6)      $        (53.6)
Mortgage loans.....................................................................              (0.4)                --
Venture capital partnerships.......................................................              (4.3)                --
Other invested assets..............................................................              (8.7)                --
                                                                                     -------------------  ------------------
IMPAIRMENT LOSSES..................................................................             (39.0)               (53.6)
                                                                                     -------------------  ------------------
Debt securities gains..............................................................              53.6                 15.7
Debt securities losses.............................................................             (12.3)                (7.0)
Equity securities gains............................................................               0.4                  1.0
Equity securities losses...........................................................              (2.6)                (1.7)
Mortgage loans.....................................................................              (0.4)                --
Venture capital partnerships.......................................................              (9.5)                --
Real Estate........................................................................               0.5                  9.1
Other invested assets..............................................................              (3.0)                 1.5
                                                                                     -------------------  ------------------
NET TRANSACTION GAINS..............................................................              26.7                 18.6
                                                                                     -------------------  ------------------
NET REALIZED INVESTMENT LOSSES.....................................................    $        (12.3)      $        (35.0)
                                                                                     ===================  ==================

Net realized investment losses.....................................................    $        (12.3)      $        (35.0)
Closed block applicable policyholder dividend obligation (reduction)...............               8.5                (34.0)
Applicable deferred acquisition costs (benefit)....................................               0.5                 (3.4)
Applicable deferred income taxes (benefit).........................................              (8.9)                 0.8
                                                                                     -------------------  ------------------
Offsets to realized investment gains (losses)......................................               0.1                (36.6)
                                                                                     -------------------  ------------------
NET REALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN NET INCOME......................    $        (12.4)      $          1.6
                                                                                     ===================  ==================


Sources of net unrealized investment gains (losses) for the 2003 and 2002 quarters follow (in thousands):

                                                                                            2003                2002
                                                                                     -------------------  ------------------
Debt securities....................................................................    $        (24.7)      $        (97.7)
Equity securities..................................................................             (13.4)                12.0
Other investments .................................................................               1.7                  1.5
                                                                                     -------------------  ------------------
NET UNREALIZED INVESTMENT GAINS....................................................    $        (36.4)      $        (84.2)
                                                                                     ===================  ==================

Net unrealized investment gains....................................................    $        (36.4)      $        (84.2)
                                                                                     -------------------  ------------------
Applicable policyholder dividend obligation........................................               3.5                (38.3)
Applicable deferred policy acquisition costs.......................................              (7.3)                (6.4)
Applicable deferred income taxes (benefit).........................................             (11.4)               (10.9)
                                                                                     -------------------  ------------------
Offsets to net unrealized investment gains.........................................              15.2                 55.6
                                                                                     -------------------  ------------------
NET UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN OTHER
  COMPREHENSIVE INCOME.............................................................    $        (21.2)      $        (28.6)
                                                                                     ===================  ==================

VENTURE CAPITAL INVESTMENTS

During the first quarter, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest in those partnerships to our closed block. The carrying value of the partnerships being sold and transferred totaled $52.2 after realizing a loss of $18.8 ($5.1 recorded in 2002 and $13.8 recorded in 2003). The unfunded commitments of the partnerships sold and transferred totaled $27.2; the outside party and the closed block will each fund half of these commitments. The partnerships transferred constitute less than 0.5% of the assets of the closed block.

We have unfunded commitments related to our venture capital partnership investments which can be drawn down by the various venture capital partnerships as necessary to fund their portfolio investments. At quarter-end 2003, we had unfunded capital commitments of $128.3.

4.  CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts.

We have established reserves and reinsurance recoverables for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves and reinsurance recoverables are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance and other reinsurance to cover our losses and the likely legal and administrative costs of winding down the business.

Total reserves were $25.0 and total reinsurance recoverable balances were $75.0 as of March 31, 2003. In addition, in 1999 we purchased finite aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. The maximum coverage available from our finite reinsurance coverage is currently $125.0. The amount of our total financial provisions as of March 31, 2003 was therefore $75.0, consisting of reserves, less reinsurance recoverable balances, plus the amount currently available from our finite aggregate excess-of-loss reinsurance. Based on the most recent information, we did not recognize any additional reserve provisions during the first quarter of 2003.

We expect the additional reserves and aggregate excess-of-loss reinsurance coverage to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool and we terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we are involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers that claim that they purchased reinsurance coverage from the pool.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. On October 8, 2002, the arbitration panel issued its decision. The financial implications of the decision are consistent with our current financial provisions.

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with certain of our own retrocessionaires which are seeking on various grounds to avoid paying any amounts to us. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which we participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.


5.  STATUTORY CAPITAL AND SURPLUS

Phoenix Life's statutory basis capital and surplus (including asset valuation reserve) increased from $1,008.8 at year-end 2002 to $1,013.0 at quarter-end 2003. Phoenix Life's statutory gain from operations was $17.1 for the 2003 quarter.

                                     PART C

                                     PART C
                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

        (a)  Financial Statements
             Consolidated financial information is included in Part A. The financial statements are included in Part B.

        (b)  Exhibits
             (1) Resolution of Board of Directors Establishing Separate Account filed via Edgar with registrant's Post-Effective Amendment No. 30 on November 29, 1999, Registration
                      No. 2-78020 and is incorporated herein by reference.

             (2) Rules and Regulations of Phoenix Mutual Variable Accumulation Account filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, Registration
                      No. 2-78020 is incorporated herein by reference.

             (3)(a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 and filed via Edgar with Post-Effective Amendment No. 5 on April 29, 2002.

                (b) Form of Dealer Agreement filed via Edgar with registrant's Post-Effective Amendment No. 26 on April 30, 1997, Registration No. 2-78020 is incorporated herein by reference.

             (4)(a) Form of Contract (Retirement Planner's Edge) Form Number D603, filed via Edgar with Pre-Effective Amendment No. 1 on May 11, 2000.

                (b) Form of Contract (Phoenix Freedom Edge) Form Number D615, filed via Edgar with Post-Effective Amendment No. 7 on February 28, 2003.

             (5)(a) Form of Application (Retirement Planner's Edge) Form Number OL2744, filed via Edgar with Pre-Effective Amendment No. 1 on May 11, 2000.

                (b) Form of Application (Phoenix Freedom Edge) Form Number OL4067NY, filed via Edgar with Post-Effective Amendment No. 7 on February 28, 2003.

             (6)(a) Charter and by-laws of Phoenix Home Life Mutual Insurance Company filed with registrant's Post-Effective Amendment No. 18 on June 22, 1992, Registration No. 2-78020 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, Registration No. 2-78020 are incorporated herein by reference.

                (b) Amended and Restated By-laws of Phoenix Life Insurance Company, effective March 1, 2002 and filed via Edgar with Post-Effective Amendment No. 5 on April 29, 2002.

             (7)      Not Applicable.

             (8)      Not Applicable.

             (9)      Written Opinion and Consent of Richard J. Wirth, Esq.*

             (10)(a)  Written Consent of PricewaterhouseCoopers LLP.*

                 (b)  Written Consent of Brian A. Giantonio, Esq.*

                 (c)  Written Consent of Joseph P. DeCresce, Esq.*

             (11)     Not Applicable.

             (12)     Not Applicable.

             (13)(a) Explanation of Yield and Effective Yield Calculation filed via Edgar with registrant's Post-Effective Amendment
                      No. 24 on April 24, 1996, Registration No. 2-78020 and is incorporated herein by reference.

                 (b) Explanation of Total Return Calculation filed via Edgar with registrant's Post-Effective Amendment No. 24 on April 24, 1996, Registration No. 2-78020 and is incorporated herein by reference.

__________
*Filed herewith.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address                        Positions and Offices with Depositor
------------------------------------------------------------------------------------------------------------------
Sal H. Alfiero                                             Director
Protective Industries LLC
Buffalo, NY
------------------------------------------------------------------------------------------------------------------
Peter C. Browning                                          Director
Dean, McColl Business School
Charlotte, NC
------------------------------------------------------------------------------------------------------------------
Arthur P. Byrne                                            Director
J.W. Childs Associates
Boston, MA
------------------------------------------------------------------------------------------------------------------
Sanford Cloud, Jr.                                         Director
The National Conference for Community and Justice
New York, NY
------------------------------------------------------------------------------------------------------------------
Richard N. Cooper                                          Director
Center for International Affairs
Harvard University
Cambridge, MA
------------------------------------------------------------------------------------------------------------------
Gordon J. Davis, Esq.                                      Director
LeBoeuf, Lamb, Greene & Macrse, LLP
New York, NY
------------------------------------------------------------------------------------------------------------------
Ann Maynard Gray                                           Director
------------------------------------------------------------------------------------------------------------------
John E. Haire                                              Director
Time, Inc.
New York, NY
------------------------------------------------------------------------------------------------------------------
Jerry J. Jasinowski                                        Director
National Association of Manufacturers
Washington, D.C.
------------------------------------------------------------------------------------------------------------------
Thomas S. Johnson                                          Director
Greenpoint Financial Corporation
New York, NY
------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche                                        Director
Lazard Freres & Co. LLC
New York, NY
------------------------------------------------------------------------------------------------------------------
Robert G. Wilson                                           Director
------------------------------------------------------------------------------------------------------------------
Dona D. Young*                                             Director, Chairman of the Board, Chief
                                                           Executive Officer, and President
------------------------------------------------------------------------------------------------------------------
Michael J. Gilotti***                                      Executive Vice President
------------------------------------------------------------------------------------------------------------------
Michael E. Haylon**                                        Executive Vice President and Chief Investment Officer
------------------------------------------------------------------------------------------------------------------
Tracy L. Rich*                                             Executive Vice President and General Counsel
------------------------------------------------------------------------------------------------------------------
Coleman D. Ross*                                           Executive Vice President and Chief Financial Officer
------------------------------------------------------------------------------------------------------------------
Simon Y. Tan*                                              Executive Vice President
------------------------------------------------------------------------------------------------------------------
John H. Beers*                                             Vice President and Secretary
------------------------------------------------------------------------------------------------------------------
Katherine P. Cody*                                         Second Vice President and Treasurer
------------------------------------------------------------------------------------------------------------------

* The principal business address of this individual is One American Row, Hartford, CT
* * The principal business address of this individual is 56 Prospect Street, Hartford, CT
* * * The principal business address of this individual is 38 Prospect Street, Hartford, CT.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                            ------------------------
                                                                  Phoenix Life
                                                               Insurance Company
                                                                    NY Corp.
                                                                   (Succ. By
                                                             demutualization, 2001)
                                                            ------------------------

------------------------          ------------------          --------------------          ------------------
                                        Variable
       Separate                      Accumulation              Variable Universal            PM Holdings, Inc.
    Accounts B, C,                      Account                    Life Account                CT Corp.
        and D                       NY Sep. Account             NY Sep. Account                (1/18/81)
 NY Sep. Accts. (7/1/92)               (6/21/82)                    (6/17/85)
------------------------          ------------------          --------------------          -------------------

----------------------------------------------------------------------------------          -------------------
                                                                                              Phoenix Variable
                           The Phoenix Edge Series Fund                                        Advisors, Inc.
                                 Mass. Bus. Trust                                              Delaware Corp.
                                   (2/18/86)                                                     (6/27/95)
----------------------------------------------------------------------------------          -------------------

                                          ----------------------------------------
                                              PHL Variable Insurance Company
                                                  CT Stock Co. (4/24/81)
                                          ----------------------------------------

                              ------------------------        --------------------
                                   PHLVIC Variable                PHL Variable
                               Universal Life Account         Accumulation Account
                                    CT Sep. Acct.                 CT Sep. Acct.
                                      (9/10/98)                     (12/7/94)
                              ------------------------        --------------------

                                          ----------------------------------------
                                                Phoenix Life and Annuity Co.
                                                    CT Stock Co. (3/96)
                                          ----------------------------------------

                                                      ----------------------------
                                                        Phoenix Life and Annuity
                                                        Variable Universal Life
                                                                Account
                                                          CT Sep. Acct. (5/97)
                                                      ----------------------------

ITEM 27.  NUMBER OF CONTRACT OWNERS

    On May 1, 2003, there were 459 Contract owners.

ITEM 28.  INDEMNIFICATION

    Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

    (1)  is or was a Director, officer or employee of the Company; or

    (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise is any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

    1. Phoenix Equity Planning Corporation ("PEPCO") Principal Underwriter as to Contracts described in Prospectus.

         (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

         (b) Directors and Officers of PEPCO

NAME                                POSITION
----                                ---------
Stephen D. Gresham*                 Chairman of the Board and Chief Sales and Marketing Officer
Michael E. Haylon*                  Director
William R. Moyer*                   Director, Executive Vice President, Chief Financial Officer and Treasurer
John F. Sharry*                     President
John H. Beers**                     Vice President and Secretary

* The business address of this individual is 56 Prospect Street, Hartford, CT ** The business address of this individual is One American Row, Hartford, CT

         (c) PEPC0 received no compensation from Registrant during the last fiscal year for sales of the contracts which are the subject of this Registration Statement.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS

Not applicable.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 30th day of May, 2003.

               PHOENIX LIFE INSURANCE COMPANY

               By:  _________________
                    Dona D. Young*
                    Chairman of the Board, Chief Executive Officer and President

               PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

               By:  _________________
                    Dona D. Young*
                    Chairman of the Board, Chief Executive Officer and President Phoenix Life Insurance Company

    As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with Phoenix Life Insurance Company on this 30th day of May, 2003.

          SIGNATURE                                                                 TITLE
          ---------                                                                 -----
_______________________________________________________________________             Director
*Sal H. Alfiero

_______________________________________________________________________             Director
*Peter C. Browning

_______________________________________________________________________             Director
*Arthur P. Byrne

_______________________________________________________________________             Director
*Sanford Cloud, Jr.

_______________________________________________________________________             Director
*Richard N. Cooper

_______________________________________________________________________             Director
*Gordon J. Davis

_______________________________________________________________________             Director
*Ann Maynard Gray

_______________________________________________________________________             Director
*John E. Haire

_______________________________________________________________________             Director
*Jerry J. Jasinowski

          SIGNATURE                                                                 TITLE
          ---------                                                                 -----
_______________________________________________________________________             Director
*Thomas S. Johnson

_______________________________________________________________________             Director
*Marilyn E. LaMarche

_______________________________________________________________________             Director
*Robert G. Wilson

_______________________________________________________________________             Director, Chairman of the Board, Chief Executive
Officer, President * Dona D. Young


By:/s/ Richard J. Wirth
   ----------------------------------------------------------------
   *Richard J. Wirth, as Attorney in Fact pursuant to Powers of Attorney, filed previously via Edgar on August 9, 2002.

                                      S-2